As filed with the Securities and Exchange Commission on June 26, 1998.


                          Registration Nos. 33-27896/811-5796

              SECURITIES AND EXCHANGE COMMISSION

                    Washington, D.C. 20549


                                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
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         Pre-Effective Amendment No. _____
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         Post-Effective Amendment No.   22
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X
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REGISTRATION  STATEMENT  UNDER THE  INVESTMENT  COMPANY ACT OF
1940
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X
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         Amendment No.   25_
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                           FFTW FUNDS, INC.

           (Exact name of registrant as specified in charter)

                200 PARK AVENUE, NEW YORK, NEW YORK

             (Address of principal executive offices)

          Registrant's telephone number:  212-681-3000


                   ONDER JOHN OLCAY, President
                        200 Park Avenue
                    New York, New York 10166

             (Name and address of agent for service)
                          With a copy to:

                        William E. Vastardis
                   Investors Capital Services, Inc.
                     600 Fifth Avenue, 26th Floor
                          New York, NY  10020


  It is  proposed  that  this  filing  will  become  effective
(check appropriate box)

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6  immediately  upon filing  pursuant to paragraph (b) of Rule
485.
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7  on __________(date) pursuant to paragraph (b) of Rule 485.
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X
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8 75 days  after  filing  pursuant  to  paragraph  (a) of Rule
485.
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9  on ________ pursuant to paragraph (a) of Rule 485.
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                                               ______________________

Registrant has registered an indefinite number of shares pursuant to Rule
24f-2 under the Investment Company Act of 1940.  The
Registrant filed the notice required thereunder for the fiscal year ended December 31, 1997 on March 27, 1998.

             The total number of pages is ______.
             The Exhibit Index is on page ______.

                           CROSS REFERENCE SHEET
                            Pursuant to Rule 481(a)


Form N-1A                                           Location in Prospectus and
Item No.                                            Statement of Additional
                                                    Information

 1.     Cover Page                                  Cover Page of Prospectus

 2.     Synopsis                                    Prospectus Highlights; Fund Expenses (in
                                                    Prospectus)

 3.     Financial Highlights                        Financial Highlights (in Prospectus)

 4.     General Description of                      Investment Objectives and
        Registrant                                  Policies; Descriptions of Investments;
                                                    Investment Techniques; Investment Restrictions;
                                                    Risks Associated With the Fund's Investment
                                                    Policies and Investment Techniques; Shareholder
                                                    Information (in Prospectus)

 5.     Management of the Fund                      Fund Expenses; Management of the Fund (in
                                                    Prospectus)

 6.     Capital Stock and Other                     Shareholder Information;
        Securities                                  Purchases and Redemptions; Dividends; Tax
                                                    Considerations (in Prospectus)

 7.     Purchase of Securities Being                Purchases and Redemptions;
        Offered                                     Dividends; Determination of Net         Asset
Value; Distribution of Fund
                                                    Shares (in Prospectus)

 8.     Redemption or Repurchase                    Purchases and Redemptions; Dividends (in
                                                    Prospectus)

 9.     Pending Legal Proceedings                   Not applicable

10.     Cover Page                                  Cover Page of Statement of Additional
                                                    Information

11.     Table of Contents                           Statement of Additional Information Table of
                                                    Contents

12.     General Information and History             History of the Fund; Organization of the Fund
                                                    (in Statement of Additional Information)

13.     Investment Objectives and Policies          Supplemental Descriptions of Investments;
                                                    Techniques to Hedge Interest Rate and Foreign
                                                    Currency Risks and Other Foreign Currency
                                                    Strategies; Supplemental Discussion of Risks
                                                    Associated With the Fund's Investment Policies
                                                    and Investment Techniques; Investment
                                                    Restrictions (in Statement of Additional
                                                    Information)

14.     Management of the Fund                      Management of the Fund (in Statement of
                                                    Additional Information)

15.     Control Persons and Principal               Control Persons and Principal
        Holders of Securities                       Holders of Securities (in Statement of
                                                    Additional Information)

16.     Investment Advisory and Other               Distribution of Fund Shares; Services
                                                    Management of the Fund; Custodian and
                                                    Accounting Agent; Transfer and Dividend
                                                    Disbursing Agent; Legal Counsel; Independent
                                                    Auditors (in Prospectus); Management of the
                                                    Fund (in Statement of Additional Information)

17.     Brokerage Allocation and Other              Portfolio Transactions (in
        Practices                                   Statement of Additional
                                                    Information)

18.     Capital Stock and Other Securities          Purchases and Redemptions; Dividends;
                                                    Shareholder Information (in Prospectus)

19.     Purchase, Redemption and Pricing            Purchases and Redemptions;
        of Securities Being Offered                 Determination of Net Asset Value (in Prospectus)

20.     Tax Status                                  Tax Considerations (in Statement of Additional
                                                    Information)

21.     Underwriters                                Distribution of Fund Shares (in Prospectus)

22.     Calculation of Performance Data             Performance Information (in Prospectus);
                                                    Calculation of Performance Data (in Statement
                                                    of Additional Information)

23.     Financial Statements                        Financial Highlights (in Prospectus); Financial
                                                    Statements (in Statement of Additional
                                                    Information)













                       FFTW FUNDS, INC.

200 Park Avenue, 46th Floor, New York, New York 10166      (212) 681-3000






                       Distributed by:
                AMT Capital Securities, L.L.C.
                       600 Fifth Avenue
                      New York, NY 10020
                        (212) 332-5211




                       U.S. PORTFOLIOS

                     September __ , 1998

FFTW Funds, Inc. is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. The Fund currently consists of twenty-one separate Portfolios. This Prospectus pertains to the eleven Portfolios labeled the U.S. Portfolios. Each Portfolio is actively managed and, with the exception of the High Yield Portfolio, primarily invests in high-quality debt securities. The minimum initial investment in any Portfolio is $100,000; subsequent investments or redemptions may be of any amount. There is no sales charge for purchasing shares. Investors in Enhanced Index must be qualified purchasers under ________.



The eleven Portfolios comprising the U.S. Portfolios are:

    Money Market        Mortgage Total Return          U.S. Treasury
    Mortgage LIBOR         Asset-Backed                U.S. Corporate
    U.S. Short Term        High-Yield                  Broad Market
    Stable Return          Enhanced Index

No assurance can be given that a Portfolio's investment objectives will be achieved. Investments in the Money Market, U.S. Short-Term, U.S Treasury, and U.S. Corporate Portfolios are neither guaranteed nor insured by the United States Government. There is also no assurance that the Money Market Portfolio will maintain a stable net asset value of $1.00 per share.

This Prospectus contains a concise statement of information investors should know before they invest in the Fund.
Please retain this Prospectus for future reference. A statement containing additional information about the Fund, dated September __, 1998, has been filed with the Securities and Exchange and can be obtained without charge by calling or writing AMT Capital Securities, LLC at the telephone numbers or address stated above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                        CONTENTS



                                                                                            Page
    The Fund                                                                                 2
    Summary of Investment Objectives and Descriptions                                        2
    General Risks Associated with the Fund's Investment Policies and Investment
    Techniques                        3
    Shareholder Transaction Expenses for Each Portfolio                                      3
    Portfolio Profiles and Financial Highlights                                              4
         Money Market Portfolio                                                              5
         Mortgage LIBOR Portfolio                                                            7
         U.S. Short-Term Portfolio                                                           9
         Stable Return Portfolio                                                            11
         Mortgage Total Return Portfolio                                                    13
         Asset-Backed Portfolio                                                             15
         High Yield Portfolio                                                               17
         Enhanced Index Portfolio                                                           19
         U.S. Treasury Portfolio                                                            21
         U.S. Corporate Portfolio                                                           23
         Broad Market Portfolio                                                             25
    Investment Information                                                                  27
         General Investment Techniques/Strategies and Associated Risks                      27
         General Description of Investments and Associated Risks                            30
         Portfolio Turnover                                                                 35
    Shareholder Information                                                                 35
         Distribution of Fund Shares                                                        35
         Purchases                                                                          35
         Redemptions                                                                        36
         Determination of Net Asset Value                                                   36
         Dividends                                                                          37
         Voting Rights                                                                      37
         Tax Considerations                                                                 37
    Fund Management                                                                         38
         Board of Directors                                                                 38
         Investment Adviser                                                                 38
         Portfolio Managers                                                                 39
         Administrator                                                                      39
         Control Person                                                                     39
         Custodian and Accounting Agent                                                     39
         Transfer and Dividend Disbursing Agent                                             40
         Legal Counsel                                                                      40
         Independent Auditors                                                               40
    Shareholder Inquiries                                                                   40





                                    THE FUND

FFTW Funds, Inc. is a no-load, open-end management investment company organized as a Maryland corporation and registered under the Investment Company Act of 1940. The Fund has been in operation since December 6, 1989 and is designed to provide the professional investment services of the Fund's adviser, Fischer Francis Trees & Watts, Inc. to pension plans, profit sharing plans, employee benefit trusts, endowments, foundations and other high net worth individuals. The Fund is comprised of twenty-one separate Portfolios, each having its own investment objectives. This prospectus contains information regarding the Fund's eleven U.S. Portfolios.




      SUMMARY OF INVESTMENT OBJECTIVES AND DESCRIPTIONS

     Portfolio Name                 Fundamental Investment Objective                     Portfolio Descriptions

-------------------------- ---------------------------------------------------- ------------------------------------------
      Money Market          Seeks to attain maximum current income, liquidity     High-quality money market securities
                                  and maintain a stable net asset value

-------------------------- ---------------------------------------------------- ------------------------------------------
-------------------------- ---------------------------------------------------- ------------------------------------------
     Mortgage LIBOR          Seeks to attain a high level of total return as     Mortgage-related securities hedged for
                           may be consistent with the preservation of capital    shorter duration opportunistically to,
                                                                                 as consistently as possible, outperform
                                                                                   an actively managed cash portfolio

-------------------------- ---------------------------------------------------- ------------------------------------------
-------------------------- ---------------------------------------------------- ------------------------------------------
     U.S. Short-Term         Seeks to attain a high level of total return as     High-quality short-term debt securities
                           may be consistent with the preservation of capital
                                        and to maintain liquidity

-------------------------- ---------------------------------------------------- ------------------------------------------
-------------------------- ---------------------------------------------------- ------------------------------------------
      Stable Return         Seeks to attain a stable level of total return as         High-quality debt securities
                           may be consistent with the preservation of capital        Uses interest rate hedging as a
                                                                                          stabilizing technique

-------------------------- ---------------------------------------------------- ------------------------------------------
-------------------------- ---------------------------------------------------- ------------------------------------------
  Mortgage Total Return      Seeks to attain a high level of total return as           Mortgage-related securities
                           may be consistent with the preservation of capital       Uses hedging techniques to manage
                                                                                    interest rate and prepayment risk

-------------------------- ---------------------------------------------------- ------------------------------------------
      Asset-Backed           Seeks to attain a high level of total return as             Asset-backed securities
                           may be consistent with the preservation of capital     Includes exposure to other sectors of
                                                                                    the debt market opportunistically

-------------------------- ---------------------------------------------------- ------------------------------------------
-------------------------- ---------------------------------------------------- ------------------------------------------
       High Yield            Seeks to attain a high level of total return as      Primarily invests in high yield debt
                           may be consistent with the preservation of capital                  securities

-------------------------- ---------------------------------------------------- ------------------------------------------
-------------------------- ---------------------------------------------------- ------------------------------------------
     Enhanced Index          Seeks to attain a high level of total return as     Short duration fixed-income securities
                           may be consistent with the preservation of capital    and S&P 500 Index futures contracts for
                                                                                       hedged equity-like returns

-------------------------- ---------------------------------------------------- ------------------------------------------
-------------------------- ---------------------------------------------------- ------------------------------------------
      U.S. Treasury          Seeks to attain a high level of total return as            Securities issued by the
                           may be consistent with the preservation of capital           U.S. Treasury Department
                                    and to avoid credit quality risks

-------------------------- ---------------------------------------------------- ------------------------------------------
-------------------------- ---------------------------------------------------- ------------------------------------------
     U.S. Corporate          Seeks to attain a high level of total return as      Primarily U.S. corporate obligations
                           may be consistent with the preservation of capital    Includes limited exposure to other debt
                                                                                               securities

-------------------------- ---------------------------------------------------- ------------------------------------------
      Broad Market           Seeks to attain a high level of total return as      High-quality fixed-income securities
                           may be consistent with the preservation of capital    reflective of the broad spectrum of the
                                                                                            U.S. bond market

-------------------------- ---------------------------------------------------- ------------------------------------------



 GENERAL RISKS ASSOCIATED WITH THE FUND'S INVESTMENT POLICIES
                  AND INVESTMENT TECHNIQUES




Banking industry risk:    Investing  in bank  obligations  can expose a  Portfolio  to risks  associated  with the  banking industry.

Correlation risk:         A  Portfolio  may  experience  changes in value  between the  securities  held and the value of a particular derivative instrument.

Credit risk:              The risk that a security  issuer or the  counterparty  to a contract  will  default or  otherwise become unable to honor a financial obligation.

Currency risk:            Fluctuations  in exchange  rates between the U.S.  dollar and foreign  currencies  may negatively affect an investment.  When synthetic and  cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

Hedging risk:             Hedging is commonly used as a buffer  against a perceived  investment  risk.  While it can reduce or eliminate losses, it can also reduce or eliminate gains should the hedged investment  increase in value.

Interest rate risk:       Portfolio may be influenced by interest rate changes that generally have an inverse  relationship to corresponding market values.

Leverage risk:            Derivatives  may  include  elements  of  leverage  that  can  cause  greater  fluctuations  in  a
                          Portfolio's net asset value.

Liquidity risk:           Certain  securities  may be  difficult or  impossible  to sell at the time and the price that the seller would like.

Market risk:              The market value of a security may increase or decrease over time.  Such  fluctuations  can cause a security  to be worth less than the price  originally  paid for it or less than it was worth at an earlier  time.  Market  risk may affect a single  issuer,  entire  industry or the market as a whole.

Non-diversification       A  Portfolio  is  diversified  when it  spreads  investment  risk by  placing  assets in  several
risk:                     investment  categories.  A  non-diversified  Portfolio  concentrates its assets in a less diverse spectrum of securities.  Non-diversification  can intensify  risk should a particular  investment category suffer from adverse market conditions.

Prepayment risk:          Investments in mortgage-backed  and other  asset-backed  securities carry risks of faster or slower than expected prepayment of principal, which affects the duration and return of the security.



     SHAREHOLDER TRANSACTION EXPENSES FOR EACH PORTFOLIO

The following illustrates shareholder in each Portfolio transaction expenses that a shareholder can expect to incur. Annual Fund Operating Expenses and Hypothetical Expenses per $1,000 Investment for each Portfolio can be found in each Portfolio's Profile.

      No Sales Load Imposed on Reinvested Dividends
      No Sales Load Imposed on Purchases
      No Deferred Sales Load
      No Redemption Fees
      No Exchange Fees



        PORTFOLIO PROFILES AND FINANCIAL HIGHLIGHTS

The  following   section   presents  a  Profile  of  the  most
important information on each of the Portfolios. Please review the remainder of the Prospectus and the Statement of Additional Information for more information.

The Financial Highlight information in the Portfolio Profiles has been audited by Ernst & Young, LLP in conjunction with the Fund's financial statements. The audited financial statements for the year ended December 31, 1997 are incorporated by reference in the Statement of Additional Information. The financial information should be read in conjunction with the financial statements.



              KEY TO TERMS IN PORTFOLIO PROFILES

1.    Fundamental   Investment   Objective  -  Presents  the    7.    Allowable  Investments  - In  general  terms,  presents
     Portfolio's    fundamental   purpose.   A   Portfolio's         the investments in which the Portfolio will engage.
     fundamental  investment  objective  cannot  be  altered
     without a shareholder vote.                                8.    Minimum  Quality Rating - Presents the minimum  quality
                                                                     investment standards for individual  investments as well
2.    Portfolio   Description  -  Presents  the  Portfolio's         as the Portfolio's average quality.
     primary investment vehicles and strategies.
                                                                9.    Average   Weighted   Duration  -  Describes   the  U.S.
3.    Performance   Objective  -  Presents  the  Portfolio's         dollar-weighted average Portfolio duration.
     benchmark,   a   measurement   standard  of  investment
     success.                                                   10.   Supplemental  Information  -  Some  Portfolios  possess
                                                                     unique  characteristics  such  as tax  implications-this
4.    Investment  Policies and  Significant  Restrictions  -         section highlights such characteristics.
     Presents the Portfolio's  primary  investment  policies
     and investment restrictions.                               11.   Hypothetical  Shareholder  Expenses  - The  purpose  of
                                                                     this table is to assist the  investor  in  understanding
5.    Risks - In general  terms,  presents  the most  common         the  various  expenses  that an  investor in a Portfolio
     risks the Portfolio  may  encounter  based on the types         will  bear,  directly  or  indirectly.   These  examples
     of investments it may engage.                                   should  not be  considered  a  representation  of future
                                                                     expenses or performance.  Actual operating  expenses may
6.    Allowable  Investment  Techniques - In general  terms,         be greater or lesser than those shown.
     presents the most common investment  strategies,  which
     the Portfolio may employ.                                  12.   Financial  Highlights - This table presents a breakdown
                                                                     of each Portfolio's financial information.





                                                        MONEY MARKET PORTFOLIO

=================== =============================================================================================================
Fundamental         To provide the maximum current income that is consistent with the preservation of capital
Investment
Objective:

------------------- -------------------------------------------------------------------------------------------------------------
Portfolio           Primarily  invests in high-quality  money market  securities that meet the  requirements of Rule 2a-7 of the
Description:        Investment Company Act of 1940

------------------- -------------------------------------------------------------------------------------------------------------
Performance         To outperform IBC's Money Fund Report Averages - All Taxable
Objective:

------------------- -------------------------------------------------------------------------------------------------------------
Investment                Portfolio is limited to investing only in U.S. dollar-denominated money market securities
Policies and              Portfolio securities must be eligible under Rule 2a-7 of the Investment Company Act of 1940
Significant               Portfolio may not invest in futures or options
Restrictions:             Portfolio may not engage in short sales transactions

------------------- -------------------------------------------------------------------------------------------------------------
Risks:                    Banking industry risk             Liquidity risk                    Prepayment risk
                          Interest rate risk                Market risk

------------------- --------------------------------------------------- ---------------------------------------------------------
Allowable                 Duration management
Investment
Strategies:

------------------- --------------------------------------------------- ---------------------------------------------------------
Allowable                 Asset-Backed Securities           Mortgage-Backed Securities          Repurchase and Reverse
Investments:              Bank Obligations                  Illiquid Securities                Repurchase Agreements
                          Corporate Debt Instruments        Municipal Instruments               U.S. Government and Agency
                                                                                               Securities



------------------- -------------------------------------------------------------------------------------------------------------
Minimum Credit      "First Tier Securities":  any instruments receiving the highest short-term rating by at least two nationally
Ratings For         recognized  statistical  rating  organizations  ("NRSROs")  such as "A-1" by  Standard & Poor's and "P-1" by
Allowable           Moody's,  or are single rated and have received the highest  short-term  rating by the NRSRO.  This includes
Investments:        all instruments issued by the U.S. Government,  its agencies or  instrumentalities  and any single rated and unrated  instruments that are determined to be of comparable  quality by the Investment  Adviser pursuant to guidelines approved by the Board of Directors.

                    "Second Tier Securities":  any instruments  rated by two NRSROs in the second highest category,  or rated by one NRSRO in the highest  category and by another  NRSRO in the second  highest  category or by one NRSRO in the second highest  category.  Second Tier  Securities are limited in total to 5% of the  Portfolio's  total assets and on a per issuer  basis,  to no more than the  greater of 1% of the  Portfolio's  total  assets or
                    $1,000,000.  This also  includes  any single  rated and unrated  instruments  that are  determined  to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.

------------------- -------------------------------------------------------------------------------------------------------------
Average Weighted          Portfolio will have an average weighted maturity of not longer than 90 days
Maturity:                 Individual securities may not have effective maturities longer than 397 day.
                          Obligations  subject to repurchase  agreements and certain  variable and floating rate obligations may bear longer final maturities

------------------- -------------------------------------------------------------------------------------------------------------
Valuation:          Money Market  Portfolio  investments  are valued based on the amortized cost valuation  technique  described under Rule 2a-7 of the Investment Company Act of 1940.

------------------- -------------------------------------------------------------------------------------------------------------
Note:               The Money Market  Portfolio  began  operations as a Portfolio of FFTW Funds,  Inc. (the "FFTW  Portfolio) on
                    April 29, 1997.  Previously,  the Portfolio operated as the Money Market Portfolio of AMT Capital Fund, Inc.
                    (the "AMT Capital  Portfolio") which was sub-advised by Fischer Francis Trees & Watts, Inc.  Shareholders of
                    this AMT Capital Portfolio approved a tax-free reorganization into the FFTW Portfolio on April 28, 1997.

------------------- -------------------------------------------------------------------------------------------------------------

   ------------------------- ------------------------------------------------------------------------------------------------
    Hypothetical                         Hypothetical Expenses Per $1,000 Investment, Assuming A 5% Annual Return
    Expenses:                      1 Year                3 Years                  5 Years                   10 Years
                                     $ 3                   $ 8                      $ 14                      $ 32

    ------------------------- ------------------ ------------------------ ------------------------- --------------------------




   ---------------------------------------------------------------------------------------------------------------------------
   MONEY MARKET PORTFOLIO OPERATING EXPENSES
   (after expense reimbursement, shown as a percentage of average net assets)

   ---------------------------------------------------------------------------------------------------------------------------
   Advisory fees after waivers *                                                               0.0%
   ...........................................................................................................................
   12b-1 fees (1)                                                                              ---
   ...........................................................................................................................
   Administration fees (2)                                                                     0.05%
   ...........................................................................................................................
   Other expenses                                                                              0.10%
   ...........................................................................................................................
   Operating expenses after waivers and reimbursements **                                      0.25%
   ...........................................................................................................................
   Interest expense  (3)                                                                       ---
   ===========================================================================================================================
   Total fund operating expenses  (4)                                                          0.25%
   ===========================================================================================================================
   * Advisory fee before waivers                                                               N/A
   ...........................................................................................................................
   ** Total fund operating expenses, excluding interest, before waivers and
      reimbursements                                                                           0.46%
   ...........................................................................................................................



   (1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2) Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The incentive fee is not included in the figures above.
   (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions serve to increase the Portfolio expense ratio. The investment adviser will engage only in these transactions if, it believes it can earn a higher interest rate on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The investment adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) The Investment Adviser and the Administrator have agreed voluntarily to cap the total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and the Administrator will not attempt to recover prior period reimbursements should expenses fall below the cap.




-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS
(in U.S. dollars except where otherwise indicated)

-------------------------------------------------------------------------------------------------------------------------------
      FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          Year Ended    Year Ended    Year Ended    Year Ended   11/1/93*
                                                              12/31/97      12/31/96      12/31/95      12/31/94    to
                                                                                                                     12/31/93
----------------------------------------------------------- ------------- ------------- ------------- ------------- -----------
Net asset value at beginning of period                        1.00          1.00          1.00         1.00         1.00
----------------------------------------------------------- ------------- ------------- ------------- ------------- -----------
Net investment income                                         0.05          0.05          0.06         0.04         0.00**
 ........................................................... ------------- ............. ------------- ............. -----------
Net realized gains or (losses) on investments                 ---           0.00**        0.00**       0.00 **      ---
----------------------------------------------------------- ------------- ------------- ------------- ------------- -----------
Total from investment operations                              0.05          0.05          0.06         0.04         0.00**
 ........................................................... ------------- ............. ------------- ............. ...........
Distributions from net investment income                      0.05          0.05          0.06         0.04         0.00**
 ........................................................... ------------- ............. ------------- ............. ...........
Distributions from net realized gain on investments           ---           0.00**        ---          ---          ---
----------------------------------------------------------- ------------- ------------- ------------- ------------- -----------
Distributions in excess of net investment income              ---           ---           ---          0.00**       ---
----------------------------------------------------------- ------------- ------------- ------------- ------------- -----------
Total distributions                                           0.05          0.05          0.06         0.04         0.00 **
----------------------------------------------------------- ------------- ------------- ------------- ------------- -----------
Net asset value at end of period                              1.00          1.00          1.00         1.00         1.00
----------------------------------------------------------- ------------- ------------- ------------- ------------- -----------
Total return on investment                                    5.46%         5.18%         5.74%        4.13%        0.44% (c)
----------------------------------------------------------- ------------- ------------- ------------- ------------- -----------
Net assets at end of period in 000's                          26,152        25,047        25,870       22,006       2,336
 ........................................................... ------------- ............. ------------- ............. ...........
 ........................................................... ------------- ............. ------------- ............. ...........
Ratio of operating expenses to average net assets  (a)        0.30%         0.40%         0.40%        0.40%        0.40% (b)
 ........................................................... ------------- ............. ------------- ............. ...........
 ........................................................... ------------- ............. ------------- ............. -----------
Ratio of net investment income to average net assets          5.33%         5.05%         5.58%        4.16%        2.67% (b)
 ........................................................... ------------- ............. ------------- ............. -----------
Decrease in above expense ratios due to waiver of             0.16%         0.30%         0.37%        0.64%        25.54% (b)
investment advisory and administration fees and
reimbursement of other expenses
 ........................................................... ------------- ............. ------------- ............. -----------



   (a)  Net of wavers and reimbursements
   (b)  Annualized
   (c)  Not annualized
   *        Commencement of operations
   **      Rounds to less than $0.01




                                                   MORTGAGE LIBOR PORTFOLIO

     --------------- -----------------------------------------------------------------------------------------------------------
     Investment      To obtain a high level of total return, as may be consistent with the preservation of capital.
     Objective:

     --------------- -----------------------------------------------------------------------------------------------------------
     Portfolio       Primarily  invests in mortgage- and asset-backed and  mortgage-related  securities,  and actively utilizes
     Description:    hedging and duration management techniques  opportunistically to, as consistently as possible,  outperform an actively managed cash portfolio

     --------------- -----------------------------------------------------------------------------------------------------------
     Performance     To outperform the three month U.S. Dollar LIBOR rate, per the British Bankers Association
     Objective:

     --------------- -----------------------------------------------------------------------------------------------------------
     Investment            At  least  65%  of  the  Portfolio's  total  assets  must  be  invested  in   mortgage-backed   U.S.
     Policies and         Dollar-denominated securities
     Significant           Portfolio  may not invest  more than 5% of its net  assets in futures  margins  and/or  premiums  on
     Restrictions:        options unless it is being used for bona fide hedging purposes
                           For  temporary  defensive  purposes,  100%  of the  Portfolio's  total  assets  may be  invested  in short-term U.S. Government securities
                           Portfolio is non-diversified under the Investment Company Act of 1940

     --------------- --------------------------------- ----------------------------------- -------------------------------------
     Risks:                Banking industry risk             Hedging risk                        Liquidity risk
                           Correlation risk                  Interest rate risk                  Market risk
                           Credit risk                       Leverage risk                       Non-diversification risk
                                                                                                 Prepayment risk

     --------------- --------------------------------- ----------------------------------- -------------------------------------
     Allowable             Dollar Roll Transactions          Short Sale Transactions             When Issued and Forward
     Investment            Duration Management               TBA Transactions                   Commitment Securities
     Techniques:           Hedging

     --------------- --------------------------------- ----------------------------------- -------------------------------------
     Allowable             Asset-Backed Securities           Inflation-Indexed                   Stripped Instruments
     Investments:          Bank Obligations                 Securities                           Total Return Swaps
                           Corporate Debt Instruments        Mortgage-Backed Securities          U.S. Government and Agency
                           Illiquid Securities               Repurchase and Reverse             Securities
                                                            Repurchase Agreements                Zero Coupon Securities

     --------------- --------------------------------- ----------------------------------- -------------------------------------
     Minimum                                         S&P              Moody's          Thompson           Minimum Average
     Quality             S&P        Moody's      (Short Term)      (Short-Term)        Bankwatch         Portfolio Quality
     Rating:            BBB-         Baa3            A-2                P-2                B                  AA (Aa)

     --------------- -----------------------------------------------------------------------------------------------------------
     Average         The average U.S.  Dollar-weighted  duration will not exceed plus or minus three months around the duration
     Weighted        of the three-month U.S. Dollar LIBOR rate
     Duration:

     --------------- -----------------------------------------------------------------------------------------------------------
     Note:                 The term LIBOR is an acronym for London Inter Bank Offered Rate
                           The LIBOR rate is the rate that most creditworthy  international banks dealing in Eurodollars charge each  other  for large  loans.  The LIBOR  rate also is used as the base for other  large  Eurodollar loans to less creditworthy corporations and governments.
     --------------- -----------------------------------------------------------------------------------------------------------

                                   This Portfolio Has Not Yet Commenced Investment Operations

    Hypothetical

     ------------------------ --------------------------------------------------------------------------------------------------
                                          Hypothetical Expenses Per $1,000 Investment, Assuming A 5% Annual Return
     Expenses:                       1 Year                3 Years
                                       $ 5                  $ 14

     ------------------------ ---------------------- -------------------- ------------------------- ----------------------------






   -----------------------------------------------------------------
    MORTGAGE LIBOR PORTFOLIO OPERATING EXPENSES

    .....................................................................
    Advisory fees                                                   0.30%
    .....................................................................
    12b-1 fees (1)                                                  ----
    .....................................................................
    Administration fees (2)                                         0.05%
    .....................................................................
    Other expenses (4)                                              0.10%
    .....................................................................
    Operating expenses                                              0.45%
    .....................................................................
    Interest expense  (3)                                            ----
    ---------------------------------------------------------------------
    Total fund operating expenses                                   0.45%
    ---------------------------------------------------------------------

   (1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2) Under the Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The incentive fee is not included in the figures above.
   (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions increase the Portfolio's expense ratio. The investment adviser will engage in these transactions only if, it believes that it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) "Other Expenses" are based on estimated expenses for the current fiscal year.



                                                   U.S. SHORT-TERM PORTFOLIO

    ----------------- ------------------------------------------------------------------------------------------------------------
    Fundamental       To attain a high level of total  return,  as may be  consistent  with the  preservation  of capital  and to
    Investment        maintain liquidity
    Objective:

    ----------------- ------------------------------------------------------------------------------------------------------------
    Portfolio         Primarily invests in high-quality short-term debt securities
    Description:

    ----------------- ------------------------------------------------------------------------------------------------------------
    Performance       To out perform IBC's Money Fund Report Averages - All Taxable
    Objective:

    ----------------- ------------------------------------------------------------------------------------------------------------
    Investment              At  least  65% of the  Portfolio's  total  assets  must  be  invested  in  high-quality  U.S.  Dollar
    Policies and           denominated securities
    Investment              Up to 35% of the  Portfolio's  total  assets may be  invested  in non-U.S.  Dollar  denominated  debt
    Restrictions:          securities
                            No more than 5% of the  Portfolio's  total assets may be invested in the securities of any one issuer
                           (other than the U.S. Government and its agencies)
                            Portfolio  may not invest  more than 5% of its net  assets in  futures  margins  and/or  premiums  on options unless it is being used for bona fide hedging purposes
                            Portfolio is "diversified" under the Investment Company Act of 1940
                            Portfolio may not enter into  repurchase  agreement or reverse  repurchase  agreement if, as a result thereof,  more than 25% of the  Portfolio's  assets would be subject to repurchase  agreements  and/or reverse repurchase agreements
                            Portfolio may not engage in short sale transactions

    ----------------- ------------------------------------------------------------------------------------------------------------
    Risks:                  Banking industry risk             Hedging risk                         Liquidity risk
                            Correlation risk                  Interest rate risk                   Market risk
                            Credit risk                       Leverage risk                        Prepayment risk
                            Currency risk

    ----------------- --------------------------------- ------------------------------------ -------------------------------------
    Allowable               Dollar Roll Transactions          Hedging                              When Issued and Forward
    Investment              Duration Management               TBA Transactions                    Commitment Securities
    Techniques:

    ----------------- --------------------------------- ------------------------------------ -------------------------------------
    Allowable               Asset-Backed Securities           Indexed Notes, Currency              Municipal Instruments
    Investments:            Bank Obligations                 Exchange Related Securities           Repurchase and Reverse
                            Brady Bonds                      and Similar Securities               Repurchase Agreements
                            Convertibles Securities           Inflation Indexed Securities         Stripped Instruments
                            Corporate Debt Instruments        Mortgage-Backed Securities           U.S. Government and Agency
                            Foreign Instruments               Multi-National Currency Unit        Securities
                                                             Securities or More Than One           Warrants
                                                             Currency Denomination                 Zero Coupon Bonds

    ----------------- -------------- ----------- ---------------- ------------------ ----------------- ---------------------------
    Minimum Quality                                    S&P             Moody's           Thompson           Minimum Average
    Rating:                S&P        Moody's     (Short Term)      (Short-Term)        Bankwatch          Portfolio Quality
                          BBB-          Baa3           A-2               P-2                B                   AA (Aa)

    ----------------- -------------- ----------- ---------------- ------------------ ----------------- ---------------------------
    Average                 The average U.S. Dollar-weighted duration generally is shorter than one year
    Weighted                Except for defensive  purposes the Portfolio will not have a U.S.  Dollar-weighted  average  duration
    Duration:              exceeding three years

    ----------------- ------------------------------------------------------------------------------------------------------------
    Note:                   U.S. Short-Term shares are not guaranteed by the U.S. Government
                            U.S.  Short-Term  is not a "money market fund" and may engage in  investments  not permitted by money market funds under applicable regulations

    ----------------- ------------------------------------------------------------------------------------------------------------




   ------------------------------ ---------------------------------------------------------------------------------------------
    Hypothetical                             Hypothetical Expenses Per $1,000 Investment, Assuming A 5% Annual Return
    Expenses:                            1 Year                3 Years               5 Years                 10 Years
                                           $ 3                   $ 8                  $ 15                     $ 33

    ------------------------------ -------------------- ---------------------- -------------------- ----------------------------







   -----------------------------------------------------------------------------
   U.S. SHORT TERM PORTFOLIO OPERATING EXPENSES
   (after expense reimbursements, shown as a percentage of average net assets)

   .............................................................................
   Advisory fees  after waivers * (4)                                  0.15%
   .............................................................................
   12b-1 fees (1)                                                      ---
   .............................................................................
   Administration fees (2)                                             0.05%
   .............................................................................
   Other expenses                                                      0.05%
   .............................................................................
   Operating expenses, after waivers and reimbursements ** (4)         0.25%
   .............................................................................
   Interest expense  (3)                                               0.01%
   -----------------------------------------------------------------------------
   Total fund operating expenses                                       0.26%
   .............................................................................
   * Advisory fee before waivers                                       0.30%
   ............................................................................
   **  Total fund operating expenses, excluding interest, before waivers and
       reimbursements                                                  0.40%
   ............................................................................

  (1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
  (2)  Under  an   Administration   Agreement  dated  May  29,
      1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the
      Portfolio's expense ratios. The incentive fee is not included in the figures above.
  (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions serve to increase the Portfolio's expense ratio. The investment adviser will only engage in these transactions if, it believes that it can earn a higher interest rate on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
  (4) Under the Investment Advisory agreement, the Portfolio's total operating expenses (exclusive of interest expense) are capped at 0.40% (on an annualized basis) of the average daily net assets. All operating expenses in exceeding the cap will be paid by the Investment Adviser. The Investment Adviser has agreed voluntarily to lower the advisory fee to
      0.15%  from  0.30%  (on an  annualized  basis)  and  cap
      total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis). The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.




---------------------------------------------------------------------------------------------------------------------------------
 U.S. SHORT-TERM PORTFOLIO FINANCIAL HIGHLIGHTS
(in u.s. dollars except where otherwise indicated)

---------------------------------------------------------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING THROUGHOUT THE    Year      Year      Year      Year     Year    Year     Three      Year     12/6/89*-
                  PERIOD                    Ended     Ended     Ended     Ended    Ended   Ended    Months     Ended    9/30/90
                                            12/31/97  12/31/96  12/31/95  12/31/94 12/31/9312/31/92 Ended      9/30/91
                                                                                                    1991
------------------------------------------- --------- --------- --------- -------- ------- -------- ---------- -------- ---------
Net asset value at beginning of period      9.85      9.88      9.89      9.98     10.00   10.00    10.00      10.00    10.00
------------------------------------------- --------- --------- --------- -------- ------- -------- ---------- -------- ---------
Net investment income                       0.57      0.55      0.56      0.44     0.32    0.34     0.12       0.63     0.62
 ........................................... --------- --------- ......... -------- ------- -------- ---------- -------- ---------
Net realized gains or (losses) on           (0.08)    (0.03)    (0.01)    (0.08)   (0.03)  0.01     0.02       0.06     0.04
investments
------------------------------------------- --------- --------- --------- -------- ------- -------- ---------- -------- ---------
Total from investment operations            0.49      0.52      0.55      0.36     0.29    0.35     0.14       0.69     0.66
------------------------------------------- --------- --------- --------- -------- ------- -------- ---------- -------- ---------
Distributions from net investment income    0.57      0.55      0.56      0.45     0.31    0.34     0.12       0.63     0.62
 ........................................... --------- --------- ......... ........ ....... ........ .......... ........ .........
Distributions in excess of net investment   ---       ---       0.00**    0.00**   ---     0.01     0.02       0.06     0.04
income
------------------------------------------- --------- --------- --------- -------- ------- -------- ---------- -------- ---------
Total distributions                         0.57      0.55      0.56      0.45     0.31    0.35     0.14       0.69     0.66
------------------------------------------- --------- --------- --------- -------- ------- -------- ---------- -------- ---------
Net asset value at end of period            9.77      9.85      9.88      9.89     9.98    10.00    10.00      10.00    10.00
------------------------------------------- --------- --------- --------- -------- ------- -------- ---------- -------- ---------
Total return on investment                  5.09%     5.45%     5.71%     3.71%    2.88%   3.45%    5.67% (b)  7.11%    8.31%
                                                                                                                        (b)
------------------------------------------- --------- --------- --------- -------- ------- -------- ---------- -------- ---------
Ratio of operating expenses to average      0.25%     0.27%     0.40%     0.40%    0.40%   0.40%    0.40% (b)  0.40%    0.50%
net assets, exclusive of interest expense                                                                               (b)
 ........................................... --------- --------- ......... ........ ....... ........ .......... ........ .........
Net assets at end of period in 000's        486,906   355,257   457,425   290,695  417,728 682,513  365,311    269,115  111,957
 ........................................... --------- --------- ......... ........ ....... ........ .......... ........ .........
Ratio of operating expenses to average      0.26%     0.40%     0.51%     0.43%    0.48%   0.43%    0.40% (b)  0.43%    0.50%
net assets, inclusive of interest expense                                                                               (b)
 ........................................... --------- --------- ......... ........ ....... ........ .......... ........ .........
Ratio of net investment income to average   5.78%     5.62%     5.64%     4.14%    3.28%   3.37%    4.67% (b)  5.99%    8.23%
net assets (a)                                                                                                          (b)
 ........................................... --------- --------- ......... -------- ------- -------- ---------- -------- ---------
Decrease in above expense ratios due to     0.14%     0.05%     0.07%     0.08%    0.03%   ---      0.03% (b)  0.11%    0.86%
waiver of investment advisory fees                                                                                      (b)
 ........................................... --------- --------- ......... -------- ------- -------- ---------- -------- ---------



  (a)  Net of waivers and reimbursements
  (b)  Annualized
  *        Commencement of operations
  **      Rounds to less than $0.01





                                              STABLE RETURN PORTFOLIO

    ---------------- ------------------------------------------------------------------------------------------------------------
    Fundamental      To maintain a stable level of total return, as may be consistent with the preservation of capital
    Investment
    Objective:

    ---------------- ------------------------------------------------------------------------------------------------------------
    Portfolio        Primarily invests in high-quality debt securities, using interest rate hedging as a stabilizing technique
    Description:

    ---------------- ------------------------------------------------------------------------------------------------------------
    Performance      To outperform the Merrill Lynch 1-2.99 Year Treasury Index
    Objective:

    ---------------- ------------------------------------------------------------------------------------------------------------
    Investment             At  least  65% of the  Portfolio's  total  assets  must  be  invested  in  high-quality  U.S.  Dollar
    Policies and          denominated securities
    Significant            Up to 35% of the Portfolio's total assets may be invested in non-U.S. Dollar denominated securities
    Restrictions:          Portfolio  may not invest  more than 5% of its net  assets in  futures  margins  and/or  premiums  on options unless it is being used for bona fide hedging purposes
                           Portfolio is non-diversified
                           Portfolio may not engage in short sale transactions

    ---------------- ------------------------------------------------------------------------------------------------------------
    Risks:                 Banking industry risk             Hedging risk                        Liquidity risk
                           Correlation risk                  Interest rate risk                  Market risk
                           Credit risk                       Leverage risk                       Non-diversification risk
                           Currency risk                                                         Prepayment risk

    ---------------- --------------------------------- ----------------------------------- --------------------------------------
    Allowable              Dollar Roll Transactions          Hedging                             When Issued and Forward
    Investment             Duration Management               TBA Transactions                   Commitment Securities
    Techniques:

    ---------------- --------------------------------- ----------------------------------- --------------------------------------
    Allowable              Asset-Backed Securities           Indexed Notes, Currency             Municipal Instruments
    Investments:           Bank Obligations                 Exchange Related Securities          Repurchase and Reverse
                           Brady Bonds                      and Similar Securities              Repurchase Agreements
                           Convertible Securities            Inflation Indexed Securities        Stripped Instruments
                           Corporate Debt Instruments        Mortgage-Backed Securities          U.S. Government and Agency
                           Foreign Instruments               Multi-National Currency            Securities
                           Illiquid Securities              Unit Securities or More Than         Warrants
                                                            One Currency Denomination            Zero Coupon Bonds




    ---------------- ------------- ------------- ---------------- ----------------- --------------------- -----------------------
    Minimum                                            S&P            Moody's             Thompson           Minimum Average
    Quality Rating:      S&P         Moody's      (Short Term)      (Short-Term)         Bankwatch          Portfolio Quality
                         BBB-          Baa3            A-2              P-2                  B                   AA (Aa)

    ---------------- ------------- ------------- ---------------- ----------------- --------------------- -----------------------
    ---------------- ------------------------------------------------------------------------------------------------------------




    Average                The average U.S. Dollar-weighted duration is generally shorter than three years
    Weighted               The average U.S.  Dollar-weighted duration will not exceed plus or minus one year, around the average
    Duration:             duration of the Merrill Lynch 1-2.99 Year Treasury Index

    ---------------- ------------------------------------------------------------------------------------------------------------
    ---------------- ------------------------------------------------------------------------------------------------------------
    Note:                  Stable Return is a suitable investment option for defined contribution and retirement plans
                           Stable Return is managed by the Investment  Adviser in a manner  designed to produce  returns similar to those of a guaranteed  investment  contract ("GIC").  Unlike a GIC, Stable Return is not guaranteed by an insurer.

    ---------------- ------------------------------------------------------------------------------------------------------------


   ----------------------- ----------------------------------------------------------------------------------------------------
    Hypothetical                       Hypothetical Past Expenses Per $1,000 Investment, Assuming A 5% Annual Return
    Expenses:                     1 Year                 3 Years                   5 Years                   10 Years
                                    $ 6                    $ 19                     $ 33                       $ 75

    ----------------------- -------------------- ------------------------- ------------------------ ----------------------------



   ----------------------------------------------------------------------------
   STABLE RETURN PORTFOLIO OPERATING EXPENSES
   (after expense reimbursements, shown as a percentage of net average net assets)
   ........................................................................
   Advisory fees after waivers * (4)                                  0.15%
   ........................................................................
   12b-1 fees (1)                                                     ---
   ........................................................................
   Administration fees (2)                                            0.05%
   ........................................................................
   Other expenses                                                     0.10%
   ........................................................................
   Operating expenses, after waivers and reimbursements ** (4)        0.30%
   ........................................................................
   Interest expense  (3)                                              0.30%
                                                      --------------------------
   ============================================================================
   Total fund operating expenses, excluding interest, after waivers and
   reimbursements                                                     0.60%
   ============================================================================
   ----------------------------------------------------------------------------
   * Advisory fee before waivers                                      0.35%
   ............................................................................
   ** Total fund operating expenses, excluding interest, before waivers and
      reimbursements                                                  0.61%
   ............................................................................

  (1) Under a Distribution Agreement dated May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
  (2) Under an Administration Agreement dated May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios or one or more Portfolios. The incentive fee is not included in the figures above.
  (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions serve to increase the Portfolio's expense ratio. The investment adviser will engage in these transactions only if, it believes that it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
  (4) The Investment Adviser has voluntarily agreed to lower the advisory fee to 0.15% from 0.35% (on an annualized basis) and cap total operating expenses (exclusive of interest expense) at 0.30% (on an annualized basis). The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.



    ----------------------------------------------------------------------------------------------------------------------------
    STABLE RETURN PORTFOLIO FINANCIAL HIGHLIGHTS
    (in u.s. dollars unless otherwise indicated)

    ----------------------------------------------------------------------------------------------------------------------------
           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD         Year Ended   Year Ended   Year Ended    Year Ended   7/26/93*
                                                                 12/31/97     12/31/96     12/31/95      12/31/94     -
                                                                                                                      12/31/93
    ------------------------------------------------------------ ------------ ------------ ------------- ------------ ----------
    Net asset value at beginning of period                        9.93         10.00       9.55          9.95         10.00
    ------------------------------------------------------------ ------------ ------------ ------------- ------------ ----------
    Net investment income                                         0.62         0.55        0.60          0.43         0.14
    ............................................................ ------------ ------------ ------------- ------------ ----------
    Net realized gains or (losses) on investments                 0.08         (0.04)      0.45          (0.40)       0.05
    ------------------------------------------------------------ ------------ ------------ ------------- ------------ ----------
    Total investment income                                       0.70         0.51        1.05          0.03         0.19
    ------------------------------------------------------------ ------------ ------------ ------------- ------------ ----------
    Distributions from net investment income                      0.62         0.55        0.60          0.43         0.14
    ............................................................ ............ ............ ............. ............ ..........
    Distributions in excess of net investment income              ---          0.00**      ---           ---          ---
    ............................................................ ............ ............ ............. ............ ..........
    Distributions from net realized gain on investments           0.08         0.03        ---           ---          0.03
    ------------------------------------------------------------ ------------ ------------ ------------- ------------ ----------
    Distributions in excess of net realized gain on               ---          ---         ---           ---          0.07
    investments and financial futures contracts
    ------------------------------------------------------------ ------------ ------------ ------------- ------------ ----------
    Total distributions                                           0.70         0.58        0.60          0.43         0.24
    ------------------------------------------------------------ ------------ ------------ ------------- ------------ ----------
    Net asset value at end of period                              9.93         9.93        10.00         9.55         9.95
    ------------------------------------------------------------ ------------ ------------ ------------- ------------ ----------
    Total return on investment                                    7.21%        5.29%       11.26%        0.29%        4.27% (b)
    ------------------------------------------------------------ ------------ ------------ ------------- ------------ ----------
    Net assets at end of period in 000's                          40,029       42,100      5,080         4,338        3,482
    ............................................................ ............ ............ ............. ............ ..........
    Ratio of operating expenses to average net assets,            0.30%        0.31%       0.50%         0.50%        0.50% (b)
    exclusive of interest expense (a)
    ............................................................ ............ ............ ............. ............ ..........
    Ratio of operating expenses to average net assets,            0.60%        0.49%       1.41%         1.74%        0.50% (b)
    inclusive of interest expense (a)
    ............................................................ ------------ ------------ ------------- ------------ ----------
    Ratio of net investment income to average net assets          6.10%        5.79%       6.09%         4.43%        3.68% (b)
    ............................................................ ............ ............ ............. ............ ..........
    Decrease in above expense ratios due to waiver of             0.31%        0.15%       0.53%         0.57%        1.46% (b)
    investment advisory fees and reimbursements of other
    expenses
    ............................................................ ............ ............ ............. ............ ..........
    Portfolio turnover rate                                       1,292%       1,387%      1,075%        343%         1,841%
    ============================================================ ------------ ------------ ------------- ------------ ----------

  (a)  Net of waivers and reimbursements
  (b)  Annualized
  (c)  Not annualized
  *        Commencement of operations
  **      Rounds to less than $0.01



                                              MORTGAGE TOTAL RETURN PORTFOLIO

     ----------------- ----------------------------------------------------------------------------------------------------------
     Fundamental       To attain a high level of total return, as may be consistent with the preservation of capital
     Investment
     Objective:

     ----------------- ----------------------------------------------------------------------------------------------------------
     Portfolio         Primarily invests in mortgage-backed and  mortgage-related  securities using hedging techniques to manage
     Description:      interest rate and prepayment risk

     ----------------- ----------------------------------------------------------------------------------------------------------
     Performance       To outperform the Lehman Mortgage-Backed Securities Index
     Objective

     ----------------- ----------------------------------------------------------------------------------------------------------
     Investment              At least 65% of the Portfolio's total assets must be invested in mortgage-backed,  asset-backed and
     Policies and           other mortgage-related securities of U.S. and foreign issuers
     Significant             Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on
     Restrictions:          options unless it is being used for bona fide hedging purposes
                             May not enter  into  short  sales  exceeding  25% of the net  equity of the  Portfolio  and may not acquire short  positions in securities of a single issuer if the value of such positions  exceeds 2%
                            of the securities of any class of any issuer
                             For defensive purposes,  the Portfolio may invest up to 100% of its total assets in short-term U.S.
                            Government securities and money market instruments
                             Portfolio is non-diversified

     ----------------- ----------------------------------------------------------------------------------------------------------
     Risks:                  Banking industry risk           Hedging risk                          Liquidity risk
                             Correlation risk                Interest rate risk                    Market risk
                             Credit risk                     Leverage risk                         Non-diversification risk
                             Currency risk                                                         Prepayment risk

     ----------------- ------------------------------- ------------------------------------- ------------------------------------
     Allowable               Dollar Roll Transactions        Hedging                               TBA Transactions
     Investment              Duration Management             Short Sale Transactions               When Issued and Forward
     Techniques:                                                                                  Commitment Securities

     ----------------- ------------------------------- ------------------------------------- ------------------------------------
     Allowable               Asset-Backed Securities         Indexed Notes                         Stripped Instruments
     Investments:            Bank Obligations                Inflation Indexed Securities          Total Return Swaps
                             Corporate Debt                  Mortgage-Backed Securities            U.S. Government and Agency
                            Instruments                      Repurchase and Reverse               Securities
                             Illiquid Securities            Repurchase Agreements                  Zero Coupon Bonds



     ----------------- ------------------ ----------- ------------------ ----------------- -------------- -----------------------
     Minimum Quality                                         S&P             Moody's         Thompson        Minimum Average
     Rating:                  S&P          Moody's      (Short Term)       (Short-Term)      Bankwatch      Portfolio Quality
                             BBB-            Baa3            A-2               P-2               B               AA (Aa)

     ----------------- ------------------ ----------- ------------------ ----------------- -------------- -----------------------
     Average           The average  U.S.  Dollar-weighted  duration  will not exceed plus or minus one year,  around the average
     Weighted          duration of the Lehman Mortgage-Backed Securities Index
     Duration:
     ----------------- ----------------------------------------------------------------------------------------------------------


    Hypothetical

     ---------------------------- ----------------------------------------------------------------------------------------------
                                            Hypothetical Expenses Per $1,000 Investment, Assuming A 5% Annual Return
     Expenses:                           1 Year                3 Years               5 Years                 10 Years
                                          $ 3                   $ 11                  $ 19                     $ 43

     ---------------------------- --------------------- ---------------------- -------------------- ----------------------------

   ----------------------------------------------------------------------------

  MORTGAGE TOTAL RETURN PORTFOLIO OPERATING EXPENSES
    (after expense reimbursements, shown as a percentage of average net assets)

    ...........................................................................
    Advisory fees  after waivers *                                       0.10%
    ...........................................................................
    12b-1 fees (1)                                                         ---
    ...........................................................................
    Administration fees (2)                                              0.05%
    ...........................................................................
    Other expenses                                                       0.10%
    ...........................................................................
    Operating expenses, after waivers and reimbursements **              0.25%
    ...........................................................................
    Interest expense  (3)                                                0.09%
    ===========================================================================
    Total fund operating expenses, excluding interest, before waivers and
    reimbursements                                                       0.34%
    ===========================================================================
    ---------------------------------------------------------------------------
    *  Advisory fee before waivers                                       0.30%
    ...........................................................................
    **  Total fund operating expenses, excluding interest, before waivers and
        reimbursements                                                   0.45%
    ...........................................................................

   (1) Under a Distribution Agreement dated as of May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2) Under an Administration Agreement dated May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The incentive fee is not included in the figures above.
   (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions increase the Portfolio's expense ratio. The investment adviser will engage in these transactions only if, it believes that it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) The Investment Adviser has agreed voluntarily to cap the total operating expenses (exclusive of interest expense at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.


     --------------------------------------------------------------------------
     MORTGAGE TOTAL RETURN PORTFOLIO FINANCIAL HIGHLIGHTS
     (in u.s. dollars unless otherwise indicated)


     --------------------------------------------------------------------------
                            FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                          Year Ended    4/29/96* -
                                                                                                   12/31/97      12/31/96
     -------------------------------------------------------------------------------------------- ------------- --------------
     Net asset value at beginning of period                                                         11.06          10.00
     --------------------------------------------------------------------------------------------- ------------- --------------
     Net investment income                                                                          0.68           0.41
     ............................................................................................. ------------- --------------
     Net realized gains or (losses) on investments                                                  0.32           0.23
     --------------------------------------------------------------------------------------------- ------------- --------------
     Total investment income                                                                        1.00           0.64
     --------------------------------------------------------------------------------------------- ------------- --------------
     Distributions from net investment income                                                       0.63           0.41
     ............................................................................................. ............. ..............
     Distributions in excess of net investment income                                               0.05           0.06
     ............................................................................................. ............. ..............
     Distributions from net realized gain on investments, short sales, and financial futures and    0.18           0.01
     options contracts
     --------------------------------------------------------------------------------------------- ------------- --------------
     Total distributions                                                                            0.86           0.48
     --------------------------------------------------------------------------------------------- ------------- --------------
     Net asset value at end of period                                                               10.30          10.16
     --------------------------------------------------------------------------------------------- ------------- --------------
     Total return on investment                                                                     10.19%         6.54% (c)
     --------------------------------------------------------------------------------------------- ------------- --------------
     Net assets at end of period in 000's                                                           655,271        220,990
     ............................................................................................. ............. ..............
     Ratio of operating expenses to average net assets, exclusive of interest expense (a)           0.38%          0.45% (b)
     ............................................................................................. ............. ..............
     Ratio of operating expenses to average net assets, inclusive of interest expense (a)           0.47%          0.88% (b)
     ............................................................................................. ............. ..............
     Ratio of net investment income to average net assets                                           6.07%          7.61% (b)
     ............................................................................................. ............. ..............
     Decrease in above expense ratios due to waiver of investment advisory fees and                 0.07%          0.10% (b)
     reimbursement of other expenses
     ............................................................................................. ------------- --------------
     Portfolio turnover rate                                                                        3,396%         590%
     ............................................................................................. ------------- --------------

   (a)  Net of waivers and reimbursements
   (b)  Annualized
   (c)  Not annualized
   *        Commencement of operations


                                                   ASSET-BACKED PORTFOLIO

     ---------------- ----------------------------------------------------------------------------------------------------------
     Fundamental      To attain a high level of total return, as may be consistent with the preservation of capital
     Investment
     Objective:

     ---------------- ----------------------------------------------------------------------------------------------------------
     Portfolio        Primarily invests in asset-backed securities, allowing exposure to other sectors of the debt market
     Description:     opportunistically

     ---------------- ----------------------------------------------------------------------------------------------------------
     Performance      To outperform the Lehman Asset-Backed Securities Index
     Objective:

     ---------------- ----------------------------------------------------------------------------------------------------------
     Investment       At least 65% of the Portfolio's total assets must be invested in mortgage-backed,  asset-backed and
     Policies and     other mortgage-related securities of U.S. and foreign issuers
     Significant      Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on
     Restrictions:    options unless it is being used for bona fide hedging purposes
                      For defensive purposes,  the Portfolio may invest up to 100% of its total assets in short-term U.S.
                      Government securities and money market instruments
                      Portfolio is non-diversified



     ---------------- ----------------------------------------------------------------------------------------------------------
     Risks:           Banking industry risk            Hedging risk                        Liquidity risk
                      Correlation risk                 Interest rate risk                  Market risk
                      Credit risk                      Leverage risk                       Non-diversification risk
                                                                                           Prepayment risk

     ---------------- -------------------------------- ----------------------------------- -------------------------------------
     Allowable              Dollar Roll Transactions         Hedging                       TBA Transactions
     Investment             Duration Management              Short Sale Transactions       When Issued and Forward
     Techniques:                                                                           Commitment Securities

     ---------------- -------------------------------- ----------------------------------- -------------------------------------
     Allowable              Asset-Backed Securities          Indexed Notes                 Stripped Instruments
     Investments:           Bank Obligations                 Inflation Indexed Securities  Total Return Swaps
                            Convertible Securities           Mortgage-Backed Securities    U.S. Government and Agency
                            Corporate Debt                   Repurchase and Reverse        Securities
                           Instruments                      Repurchase Agreements          Zero Coupon Securities
                            Illiquid Securities



     ---------------- -------------------------------- ----------------------------------- -------------------------------------
     Minimum                                           S&P             Moody's          Thompson           Minimum Average
     Quality Rating:      S&P        Moody's      (Short Term)      (Short-Term)        Bankwatch         Portfolio Quality
                         BBB-          Baa3            A-2               P-2                B                  AA (Aa)

     ---------------- ------------ ------------- ---------------- ------------------ ----------------- -------------------------
     Average          The average U.S. Dollar-weighted duration will not exceed plus or minus one year, around the average
     Weighted         duration of the Lehman Asset-Backed Securities Index
     Duration:

     ---------------- ----------------------------------------------------------------------------------------------------------




                   This Portfolio Has Not Yet Commenced Investment Operations

    Hypothetical

     ---------------------- ----------------------------------------------
               Hypothetical Expenses Per $1,000 Investment, Assuming A 5% Annual Return
     Expenses:                      1 Year                  3 Years
                                      $ 3                     $ 8

     ---------------------- ------------------------ -----------------------


   -----------------------------------------------------------------------------
    ASSET-BACKED PORTFOLIO OPERATING EXPENSES
    (after expense reimbursements, shown as a percentage of average net assets)

    .........................................................................
    Advisory fees  after waivers *                                      0.10%
    .........................................................................
    12b-1 fees (1)                                                       ---
    .........................................................................
    Administration fees (2)                                             0.05%
    .........................................................................
    Other expenses (3)                                                  0.10%
    .........................................................................
    Operating expenses, after waivers and reimbursements ** (4)         0.25%
    .........................................................................
    Interest expense  (3)                                                ---
    =========================================================================
    Total fund operating expenses, excluding interest, before waivers and
    reimbursements                                                       0.25%
    =========================================================================
    -------------------------------------------------------------------------
    *  Advisory fee before waivers                                       0.30%
    .........................................................................
    **  Total fund operating expenses, excluding interest, before waivers and
        reimbursements                                                   0.45%
    .........................................................................

   (1) Under a Distribution Agreement dated as of May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2)  Under  an  Administration   Agreement  dated  May  29,
       1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense rations of one or more Portfolios. The incentive  fee  is not  included  in  the  figures  set
       forth above.
   (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions serve to increase the Portfolio expense ratio. The investment adviser will engage in these transactions only if, it believes that it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) The Investment Adviser has agreed voluntarily to cap the total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.
   (5) "Other Expenses" are based on estimated expenses for the current fiscal year.



                                                     HIGH YIELD PORTFOLIO

 ................. .............................................................................................................
Fundamental       To attain a high level of total return, as may be consistent with the preservation of capital
Investment
Objective:

----------------- -------------------------------------------------------------------------------------------------------------
Portfolio         Primarily invests in high yield debt securities
Description

----------------- -------------------------------------------------------------------------------------------------------------
----------------- -------------------------------------------------------------------------------------------------------------
Performance       To outperform the Salomon Brothers BB+/B Rated Index
Objective

----------------- -------------------------------------------------------------------------------------------------------------
----------------- -------------------------------------------------------------------------------------------------------------
Investment              At least 65% of the  Portfolio's  total assets must be invested in high yield  securities  of U.S. and
Policies and           foreign issuers
Significant             Portfolio may not invest more than 5% of its net assets in futures  margins and/or premiums on options
Restrictions:          unless it is being used for bona fide hedging purposes
                        For defensive  purposes,  the  Portfolio may invest up to 100% of its total assets in short-term  U.S.
                       Government securities and money market instruments
                        Portfolio is non-diversified


----------------- -------------------------------------------------------------------------------------------------------------
Risks:                  Correlation risk                  Hedging risk                         Market risk
                        Credit risk                       Interest rate risk                   Non-diversification risk
                        Currency risk                     Liquidity risk                       Prepayment risk

----------------- --------------------------------- ------------------------------------ --------------------------------------
Allowable               Dollar Roll Transactions          Hedging                              When Issued and Forward
Investment              Duration Management               Short Sales Transactions            Commitment Securities
Techniques:                                               TBA Transactions

----------------- --------------------------------- ------------------------------------ --------------------------------------
Allowable               Asset-Backed Securities           Indexed Notes, Currency              Municipal Instruments
Investments:            Bank Obligations                 Exchange-Related Securities           Repurchase and Reverse
                        Brady Bonds                      and Similar Securities               Repurchase Agreements
                        Corporate Debt Instruments        Inflation-Indexed Securities         Stripped Instruments
                        Foreign Instruments               Mortgage-Backed Securities           U.S. Government and Agency
                        Illiquid Securities               Multi-National Currency Unit        Securities
                                                         Securities or More Than One           Warrants
                                                         Denomination                          Zero Coupon Securities



----------------- --------------------------------- ------------------------------------ --------------------------------------
Minimum Quality                                     S&P              Moody's           Thompson          Minimum Average
Rating:               S&P         Moody's      (Short Term)       (Short-Term)         Bankwatch         Portfolio Quality


----------------- ------------- ------------- ---------------- -------------------- ---------------- --------------------------
Average           The Portfolio's average U.S.  Dollar-weighted duration generally will not exceed one year, plus or minus the
Weighted          average duration of the Salomon Brothers BB+/B Rated Index
Duration:
----------------- -------------------------------------------------------------------------------------------------------------


                  This Portfolio Has Not Yet Commenced Investment Operations

    Hypothetical

     ------------------------ ------------------------------------------
       Hypothetical Expenses Per $1,000 Investment, Assuming A 5% Annual Return
     Expenses:                        1 Year               3 Years
                                       $ 6                   $ 18

     ------------------------ ----------------------- -------------------


   ----------------------------------------------------------------------------
    U.S. HIGH YIELD PORTFOLIO OPERATING EXPENSES

    ...........................................................................
    Advisory fees                                                        0.40%
    ...........................................................................
    12b-1 fees (1)                                                         ---
    ...........................................................................
    Administration fees (2)                                               0.05%
    ...........................................................................
    Other expenses (4)                                                    0.10%
    ...........................................................................
    Operating expenses                                                    0.55%
    ...........................................................................
    Interest expense  (3)                                                  ---
    ---------------------------------------------------------------------------
    Total fund operating expenses                                         0.55%
    ---------------------------------------------------------------------------

   (1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2)  Under  an  Administration   Agreement  dated  May  29,
       1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the Portfolio's expense ratios. The incentive fee is not included in the above figures.
   (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions serve to increase the Portfolio's expense ratio in these investments. The investment adviser will only engage in these transactions if, it believes that it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) "Other Expenses" are based on estimated expenses for the current fiscal year.



                                                    ENHANCED INDEX PORTFOLIO

----------------- -------------------------------------------------------------------------------------------------------------
Fundamental       To attain a high level of total return, as may be consistent with the preservation of capital
Investment
Objective:

----------------- -------------------------------------------------------------------------------------------------------------
Portfolio         Invests primarily in short duration fixed income securities and S&P 500 Index futures contracts to provide
Description       where possible hedged equity-like returns

----------------- -------------------------------------------------------------------------------------------------------------
----------------- -------------------------------------------------------------------------------------------------------------
Performance       To outperform the S&P 500 Index
Objective

----------------- -------------------------------------------------------------------------------------------------------------
----------------- -------------------------------------------------------------------------------------------------------------
Investment              For defensive  purposes,  the  Portfolio may invest up to 100% of its total assets in short-term  U.S.
Policies and           Government securities and money market instruments
Significant             Portfolio is non-diversified
Restrictions:




----------------- -------------------------------------------------------------------------------------------------------------
Risks:                  Correlation risk                  Hedging risk                         Market risk
                        Credit risk                       Interest rate risk                   Non-diversification risk
                        Currency risk                     Liquidity risk                       Prepayment risk

----------------- --------------------------------- ------------------------------------ --------------------------------------
Allowable               Dollar Roll Transactions          Hedging                              When Issued and Forward
Investment              Duration Management               Short Sales Transactions            Commitment Securities
Techniques:                                               TBA Transactions

----------------- --------------------------------- ------------------------------------ --------------------------------------
Allowable               Asset-Backed Securities           Indexed Notes, Currency              Municipal Instruments
Investments:            Bank Obligations                 Exchange-Related Securities           Repurchase and Reverse
                        Brady Bonds                      and Similar Securities               Repurchase Agreements
                        Corporate Debt Instruments        Inflation-Indexed Securities         Stripped Instruments
                        Foreign Instruments               Mortgage-Backed Securities           U.S. Government and Agency
                        Illiquid Securities               Multi-National Currency Unit        Securities
                                                         Securities or More Than One           Warrants
                                                         Denomination                          Zero Coupon Securities


----------------- --------------------------------- ------------------------------------ --------------------------------------
Minimum Quality                                      S&P             Moody's          Thompson           Minimum Average
Rating:               S&P         Moody's       (Short Term)      (Short-Term)        Bankwatch          Portfolio Quality
                      BBB-          Baa3             A-2               P-2                B                   AA (Aa)

----------------- ------------- ------------- ------------------ ---------------- ------------------ --------------------------
Average           The Portfolio's average U.S.  Dollar-weighted duration generally will not exceed one year, plus or minus the
Weighted          average duration of the (benchmark).
Duration:
----------------- -------------------------------------------------------------------------------------------------------------


           This Portfolio Has Not Yet Commenced Investment Operations

    Hypothetical

     ---------------------- ------------------------------------------------
       Hypothetical Expenses Per $1,000 Investment, Assuming A 5% Annual Return
     Expenses:                       1 Year                   3 Years
                                      $ 5                       $ 16

     ---------------------- ------------------------- ----------------------


   -------------------------------------------------------------------------
    S&P INDEX PLUS PORTFOLIO OPERATING EXPENSES

    ........................................................................
    Advisory fees                                                     0.35%
    ........................................................................
    12b-1 fees (1)                                                     ---
    ........................................................................
    Administration fees (2)                                            0.05%
    ........................................................................
    Other expenses (4)                                                 0.10%
    ........................................................................
    Operating expenses                                                 0.50%
    ........................................................................
    Interest expense  (3)                                                ---
    ------------------------------------------------------------------------
    Total fund operating expenses                                      0.50%
    ------------------------------------------------------------------------

   (1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2)  Under  an  Administration   Agreement  dated  May  29,
       1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the Portfolio's expense ratios. The incentive fee is not included in the above figures.
   (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions serve to increase the Portfolio's expense ratio in these investments. The investment adviser will only engage in these transactions if, it believes that it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) "Other Expenses" are based on estimated expenses for the current fiscal year.



                                                   U.S. TREASURY PORTFOLIO

-------------------- ----------------------------------------------------------------------------------------------------------
Fundamental          To attain a high level of total return,  as may be consistent with the  preservation  of capital,  and to
Investment           avoid credit quality risk
Objective:

-------------------- ----------------------------------------------------------------------------------------------------------
Portfolio            Primarily invests in securities issued by the U.S. Treasury Department
Description:

-------------------- ----------------------------------------------------------------------------------------------------------
-------------------- ----------------------------------------------------------------------------------------------------------
Performance          To outperform the Lehman Government Index
Objective:

-------------------- ----------------------------------------------------------------------------------------------------------
-------------------- ----------------------------------------------------------------------------------------------------------
Investment           At  least  95% of the  Portfolio's  total  assets  must  be  invested  in  U.S.  Dollar-denominated
Policies and         obligations  issued  by  the  U.S.  Treasury  and  repurchase  and  reverse  repurchase   agreements
Significant          collateralized by such obligations.
Restrictions:        Portfolio  may invest up to 5% of its total assets in high  quality  fixed  income  securities  and instruments of the same type as Short-Term Portfolio.
                     Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on options unless it is being used for bona fide hedging purposes.
                     Portfolio is non-diversified.
                     Portfolio may not engage in short sale transactions.



-------------------- ----------------------------------------------------------------------------------------------------------
Risks:                     Hedging risk                      Interest rate risk                     Leverage risk
                                                                                                    Market risk

-------------------- --------------------------------- -------------------------------------- ---------------------------------
Allowable                  Duration Management               Hedging                                When Issued and Forward
Investment                                                                                         Commitment Securities
Techniques:

-------------------- --------------------------------- -------------------------------------- ---------------------------------
Allowable                  Asset-Backed Securities           Indexed Notes, Currency                Municipal Instruments
Investments:               Bank Obligations                 Exchange Related Securities and         Repurchase and Reverse
                           Brady Bonds                      Similar Securities                     Repurchase Agreements
                           Convertible Securities            Inflation Indexed Securities           Stripped Instruments
                           Corporate Debt Instruments        Mortgage Backed Securities             U.S. Government and
                           Foreign Instruments               Multi-National Currency Unit          Agency Securities
                                                            Securities or More Than One             Warrants
                                                            Currency Denomination                   Zero Coupon Securities


-------------------- --------------------------------- -------------------------------------- ---------------------------------
Minimum Quality                                           S&P              Moody's         Thompson       Minimum Average
Rating:                  S&P          Moody's        (Short Term)       (Short-Term)      Bankwatch       Portfolio Quality
                         BBB-           Baa3              A-1                P-1              B               AAA (Aaa)

-------------------- ----------------------------------------------------------------------------------------------------------
Average              The  average  U.S.  dollar-weighted  duration  generally  will not plus or minus one year of the  average
Weighted Duration:   duration of the Lehman Government Index

-------------------- ----------------------------------------------------------------------------------------------------------
Tax Considerations:        Investors in most jurisdictions will be provided with income exempt from state and local tax
                           Consult  with a tax adviser to  determine  if your state and local tax laws exempt  income  derived from U.S. Treasury mutual fund portfolios

-------------------- ----------------------------------------------------------------------------------------------------------




                This Portfolio Has Not Yet Commenced Investment Operations Hypothetical

    ------------------------- -------------------------------------------------
       Hypothetical Expenses Per $1,000 Investment, Assuming A 5% Annual Return
    Expenses:                        1 Year                3 Years
                                       $ 5                  $ 14

    ------------------------- ---------------------- -------------------- -----


  -----------------------------------------------------------------------------
   U.S. TREASURY PORTFOLIO OPERATING EXPENSES
   (after expense reimbursements, shown as a percentage of average net assets)

   .............................................................................
   Advisory fees  after waivers *                                         0.30%
   ...........................................................................
   12b-1 fees (1)                                                          ---
   ...........................................................................
   Administration fees (2)                                                0.05%
   ...........................................................................
   Other expenses  (4)                                                    0.10%
   ...........................................................................
   Operating expenses, after waivers and reimbursements ** (5)            0.45%
   ...........................................................................
   Interest expense  (3)                                                   ---
   ---------------------------------------------------------------------------
   Total fund operating expenses                                          0.45%
   ...........................................................................
   *  Advisory fee before waivers                                          N/A
   ...........................................................................
   **  Total fund operating expenses, excluding interest, before waivers and
       reimbursements                                                    0.50%
   ...........................................................................

  (1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
  (2) Under an Administration Agreement dated May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The incentive fee is not included in the figures above.
  (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging these transactions, equaling the coupon rate of interest the dealer earns while the securities are in the its possession. These transactions serve to increase the Portfolio's expense ratios. The investment adviser will engage in these transactions only if, it believes it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
  (4) "Other Expenses" are based on estimated expenses for the current fiscal year.
  (5) The Investment Adviser has agreed voluntarily to cap the total operating expenses (exclusive of interest expense) at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements, should expenses fall below the cap.



                                                   U.S. CORPORATE PORTFOLIO

     ............... ..........................................................
     Fundamental     To attain a high level of total return, as may be
     Investment      consistent with the preservation of capital
     Objective:

     --------------- ----------------------------------------------------------
     Portfolio       Primarily invests in U.S. corporate obligations
     Description

     --------------- ----------------------------------------------------------
     --------------- ----------------------------------------------------------
     Performance     To outperform the Salomon Brothers Corporate Bond Index
     Objective:



     --------------- ----------------------------------------------------------
     --------------- ----------------------------------------------------------
     Investment            Portfolio must invest at least 65% of its total assets in U.S. Dollar-denominated corporate debt
     Policies and         obligations
     Significant           Portfolio may invest up to 35% of its total assets in non-dollar-denominated corporate debt
     Restrictions:        obligations or other U.S. Dollar-denominated debt obligations
                           Portfolio  may not invest  more than 5% of its net  assets in futures  margins  and/or  premiums  on options unless it is being used for bona fide hedging purposes
                           For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in short-term U.S. Government securities and money market instruments
                           Portfolio is non-diversified

     --------------- -----------------------------------------------------------------------------------------------------------
     Risks:                Banking industry risk              Currency risk                         Liquidity risk
                           Correlation risk                   Hedging risk                          Market risk
                           Credit risk                        Interest rate risk                    Non-diversification risk
                                                              Leverage risk                         Prepayment risk

     --------------- ---------------------------------- ------------------------------------- ----------------------------------
     Allowable             Dollar Roll Transactions           Hedging                               TBA Transactions
     Investment            Duration Management                Short Sale Transactions               When Issued and Forward
     Techniques:                                                                                   Commitment Securities

     --------------- ---------------------------------- ------------------------------------- ----------------------------------
     Allowable             Asset-Backed Securities            Indexed Notes, Currency               Municipal Instruments
     Instruments:          Bank Obligations                  Exchange Related Securities            Repurchase and Reverse
                           Brady Bonds                       and Similar Securities                Repurchase Agreements
                           Convertible Securities             Inflation Indexed Securities          Stripped Instruments
                           Corporate Debt Instruments         Mortgage-Backed Securities            U.S. Government and
                           Foreign Instruments                Multi-National Currency Unit         Agency  Securities
                           Illiquid Securities               Securities or More Than One            Warrants

                                                             Currency Denomination                  Zero Coupon Bonds

     --------------- ---------------------------------- ------------------------------------- ----------------------------------
     Minimum                                           S&P             Moody's           Thompson          Minimum Average
     Quality             S&P         Moody's      (Short Term)      (Short-Term)        Bankwatch         Portfolio Quality
     Rating:             BBB-          Baa3            A-2               P-2                B                  AA (Aa)

     --------------- ------------- ------------- ---------------- ------------------ ----------------- -------------------------
     Average         The average U.S. Dollar-weighted duration generally will not exceed plus or minus one year, around the
     Weighted        average duration of the Salomon Brothers Corporate Bond Index
     Duration:

     --------------- -----------------------------------------------------------------------------------------------------------




            This Portfolio Has Not Yet Commenced Investment Operations

    Hypothetical

     ------------------------ ---------------------------------------------
     Hypothetical Expenses Per $1,000 Investment, Assuming A 5% Annual Return
     Expenses:                        1 Year                  3 Years
                                       $ 3                      $ 8

     ------------------------ ----------------------- -------------------------


   ----------------------------------------------------------------------------
    U.S. CORPORATE PORTFOLIO OPERATING EXPENSES
    (after expense reimbursements, shown as a percentage of average net assets)

    ..........................................................................
    Advisory fees  after waivers *                                       0.10%
    ..........................................................................
    12b-1 fees (1)                                                        ---
    ..........................................................................
    Administration fees (2)                                              0.05%
    ..........................................................................
    Other expenses (5)                                                   0.10%
    ..........................................................................
    Operating expenses, after waivers and reimbursements ** (4)          0.25%
    ..........................................................................
    Interest expense  (3)                                                 ---
    ==========================================================================
    Total fund operating expenses                                        0.25%
    ==========================================================================
    --------------------------------------------------------------------------
    *  Advisory fee before waivers                                       0.30%
    ..........................................................................
    **  Total fund operating expenses, excluding interest, before waivers and
        reimbursements                                                  0.45%
    ..........................................................................

   (1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2) Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratios of one or more Portfolios. The incentive fee is not included in the above figures.
   (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions increase the Portfolio's expense ratio. The investment adviser will engage in these transactions only if, it believes it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) The Investment Adviser has agreed voluntarily to cap the total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.
   (5) "Other Expenses" are based on estimated expenses for the current fiscal year.






                                                    BROAD-MARKET PORTFOLIO

 ................. .............................................................................................................
Fundamental       To attain a high level of total return, as may be consistent with the preservation of capital
Investment
Objective:

----------------- -------------------------------------------------------------------------------------------------------------
Portfolio         Primarily  invests in  high-quality  fixed-income  securities,  reflective of the broad spectrum of the U.S.
Description       bond market

----------------- -------------------------------------------------------------------------------------------------------------
----------------- -------------------------------------------------------------------------------------------------------------
Performance       To outperform the Lehman Aggregate Bond Index
Objective

----------------- -------------------------------------------------------------------------------------------------------------
----------------- -------------------------------------------------------------------------------------------------------------
Investment              Portfolio  must  invest at least  65% of its total  assets  in  high-quality  fixed-income  securities
Policies and           reflective of the broad spectrum of the U.S. bond market
Significant             The  allocation  among markets will vary based upon the issuance of new  securities and the retirement
Restrictions:          of  outstanding  securities  and  instruments.  The Portfolio has limited  exposure to non-U.S.  Dollar denominated securities.
                        Portfolio may not invest more than 5% of its net assets in futures  margins and/or premiums on options unless it is being used for bona fide hedging purposes
                        For  temporary  defensive  purposes,  the  Portfolio may invest up to 100% of its assets in short-term
                       U.S. Government securities and money market instruments
                        The Investment  Adviser will manage the Broad Market Portfolio to approximate broad market allocations by purchasing and selling representative  securities in each market, but the Portfolio cannot guarantee that it will match such broad  market  allocations.  The current  market  allocation  is  comprised  of
                       approximately  20%  in  corporate   securities,   50%  in  U.S.   Government   securities  and  30%  in
                       mortgage-backed and asset-backed securities.
                        Portfolio is non-diversified
                      Portfolio may not engage in short sales


----------------- -------------------------------------------------------------------------------------------------------------
Risks:                  Banking industry risk             Currency risk                         Liquidity risk
                        Correlation risk                  Hedging risk                          Market risk
                        Credit risk                       Interest rate risk                    Non-diversification risk
                                                          Leverage risk                         Prepayment risk

----------------- --------------------------------- ------------------------------------- -------------------------------------
Allowable               Dollar Roll Transactions          Hedging                               When Issued and Forward
Investment              Duration Management               TBA Transactions                     Commitment Securities
Techniques:

----------------- --------------------------------- ------------------------------------- -------------------------------------
Allowable               Asset-Backed Securities           Indexed Notes, Currency               Municipal Instruments
Investments:            Bank Obligations                 Exchange Related Securities            Repurchase and Reverse
                        Brady Bonds                      and Similar Securities                Repurchase Agreements
                        Convertible Securities            Inflation Indexed Securities          Stripped Instruments
                        Corporate Debt Instruments        Mortgage-Backed Securities            U.S. Government and Agency
                        Foreign Instruments               Multi-National Currency Unit         Securities
                        Illiquid Securities              Securities or More Than One            Warrants
                                                         Currency Denomination                  Zero Coupon Bonds


----------------- --------------------------------- ------------------------------------- -------------------------------------
Minimum Quality                                     S&P            Moody's           Thompson            Minimum Average
Rating:               S&P         Moody's      (Short Term)     (Short-Term)         Bankwatch           Portfolio Quality
                      BBB-          Baa3            A-2              P-2                 B                    AA (Aa)

----------------- ------------- ------------- ---------------- ---------------- -------------------- --------------------------
Average           The average  U.S.  Dollar-weighted  duration  generally  will not exceed plus or minus one year,  around the
Weighted          average duration of the Lehman Aggregate Bond Index
Duration:
----------------- -------------------------------------------------------------------------------------------------------------


             This Portfolio Has Not Yet Commenced Investment Operations


    ----------------------- ----------------------------------------------------
    Hypothetical        Hypothetical Expenses Per $1,000 Investment, Assuming A
     Expenses:          5% Annual Return
                          1 Year                 3 Years
                                     $ 5                   $ 14

    ----------------------- ---------------------- ---------------------- ------




   ----------------------------------------------------------------------------
   BROAD MARKET PORTFOLIO OPERATING EXPENSES
   (after expense reimbursments, shown as a percentage of average net assets)

   ............................................................................
   Advisory fees  after waivers *                                        0.30%
   ............................................................................
   12b-1 fees (1)                                                         ---
   ............................................................................
   Administration fees (2)                                               0.05%
   ............................................................................
   Other expenses  (5)                                                   0.10%
   ............................................................................
   Operating expenses, after waivers and reimbursements  ** (4)          0.45%
   ............................................................................
   Interest expense  (3)                                                 ---
   ============================================================================
   Total fund operating expenses                                         0.45%
   ============================================================================
   *  Advisory fee before waivers                                         N/A
   ...........................................................................
   **  Total fund operating expenses, excluding interest, before waivers and
       reimbursements                                                    0.50%
   ...........................................................................

  (1) Under a Distribution Agreement effective May 29, 1998 between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
  (2) Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The incentive fee is not included in the above figures.
  (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions increase the Portfolio's expense ratio. The investment adviser will only engage in these transactions if, it believes that it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. Please note, however, that the Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
  (4) The Investment Adviser has agreed voluntarily to cap the total operating expenses (exclusive of interest expense) at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.
  (5) "Other Expenses" are based on estimated amounts for the current fiscal year.




                    INVESTMENT INFORMATION

GENERAL INVESTMENT TECHNIQUES/STRATEGIES AND ASSOCIATED RISKS


Dollar Roll Transactions
Dollar   roll   transactions    consist   of   the   sale   of
mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price.

         Risks: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll.


Duration Management
Duration measures a bond's price volatility, incorporating the following factors:
a.                 the bond's yield,
b.                 coupon interest payments,
c.                 final maturity,
d.                 call features, and
e.                 prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of
principal,   duration  is  always  less  than   maturity.   In
general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that underlie them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

         Risks: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.


Hedging
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodities prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a. engaging in swaps;
b. purchasing and selling caps, floors and collars;
c. purchasing or selling forward exchange contracts;
d. purchasing and selling futures contracts;
e. purchasing and selling options;


All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in broker's the account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:
     1.   the securities,
     2.   the foreign currency subject to the futures,
     3.   the forward currency contract, or
     4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract with the Fund's custodian.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

a.    Swaps
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive funds, the amount of which is determined by reference to an underlying mortgage security. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.    Caps, Floors and Collars
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar
incorporates  a  cap  and  a  floor  in  one   transaction  as
described above.

c.    Forward Foreign Exchange Contracts
A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d.   Futures Transactions
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical
offsetting   futures   contract   that  cancels  the  original
contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends still may not produce the intended results for the Portfolio.

e.    Options
An option is a contractual right, but not an obligation, to buy (call) or sell (put) property that is guaranteed in exchange  for  an  agreed  upon  sum.  If  the  right  is  not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying stock. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into any:
     1.   currency swap,
     2.   interest rate swap,
     3.   mortgage swap,
     4.   cap,
     5.   or floor transactions,
unless the unsecured commercial paper, senior debt or claims paying ability of the counter party is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated by such rating organizations, it must be determined to be of comparable quality by the Investment Adviser.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related
         Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


Short Sales
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         Risks: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.


TBA (To Be Announced) Transactions
In a TBA transaction, the type of mortgage-related securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


         Risks:  The  value  of the  security  on the  date of
         delivery  may  be  less  than  its  purchase   price,
         presenting a possible loss of asset value


When Issued and Forward Commitment Securities
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         Risks:  The  value  of the  security  on the  date of
         delivery  may  be  less  than  its  purchase   price,
         presenting a possible loss of asset value.



   GENERAL DESCRIPTION OF INVESTMENTS AND ASSOCIATED RISKS

Asset-Backed Securities
Asset-backed securities are secured by or backed by assets other than mortgage-related assets, such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, however, the underlying assets are not first lien mortgage loans or interests, but include assets such as:
a.        motor vehicle installment sale contracts,
b.        other installment sale contracts,
c.        home equity loans,
d.        leases  of  various   types  of  real  and  personal
          property, and
e. receivables from revolving credit (credit card) agreements.

Portfolios will only purchase asset-backed securities that the Investment Adviser determines to be liquid.

         Risks: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will
         reduce  or  increase  yield  to  maturity,   while  a
         prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.


Bank Obligations
Bank obligations are bank issued securities.  These instruments include:
a. Time Deposits,     e.  Deposit Notes,              h. Variable Rate Notes,
b. Certificates of    f.  Eurodollar Time             i. Loan Participations,
   Deposit,               deposits,                   j. Variable Amount Master
                                                         Demand Notes,
c. Bankers'           g.  Eurodollar Certificates of  k. Yankee CDs, and
   Acceptances,           Deposit,                    l.  Custodial Receipts
d. Bank Notes,

         Risks:   Investing  in  bank  obligations  exposes  a
         Portfolio  to  risks   associated  with  the  banking
         industry such as interest rate and credit risks.


Brady Bonds
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Risks: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


Convertible Securities
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         Risks: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.


Corporate Debt Instruments
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of the security to be in the Portfolio's best interests.

         Risks:   Investing  in  corporate   debt   securities
         subjects a Portfolio to interest rate changes and credit risks.


Foreign Instruments

a.     Foreign Securities
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser will adjust exposure of the Portfolios to different currencies based on its perception of the most favorable markets and issuers. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios only will invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

b.  Foreign   Government,   International   and  Supranational
Agency Securities
These securities include debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

         Risks:  Generally,  foreign  financial  markets  have
         substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. Investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment return.


Illiquid Securities
Illiquid securities are securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the securities. These include:
1.    securities  with legal or  contractual  restrictions  on
     resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.    securities   not   having   readily   available   market
     quotations.
Although mutual fund Portfolios are allowed to invest up to 15% (10% in the case of the Money Market Portfolio) of the value of their net assets in illiquid assets, it is not
expected  that  any   Portfolio   will  invest  a  significant
portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the 1933 Securities Act, as amended, but which can be sold to qualified institutional buyers in accordance with Rule-144A under that Act. Rule-144A securities generally must be sold to other qualified institutional buyers. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule-144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Risks:  Investing  in  illiquid  securities  presents
         the  potential   risks  of  tying  up  a  Portfolio's
         assets at a time when liquidating assets may be necessary to meet debts and obligations.


Indexed  Notes,  Currency  Exchange-Related  Securities  and
Similar Securities
These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. The index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         Risks: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which each Portfolio may invest.


Inflation-Indexed Securities
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for
Urban   Consumers.   These  securities  may  be  eligible  for
coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         Risks: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.




Mortgage-Backed Securities
Mortgage-backed   securities   are   securities   representing
ownership  interests in, or debt obligations  secured entirely
or  primarily  by,   "pools"  of   residential  or  commercial
mortgage   loans   or   other   mortgage-backed    securities.
Mortgage-backed securities may take a variety of forms, the two most common being:
1.    Mortgage-pass through securities issued by
     a.   the Government National Mortgage Association
         (Ginnie Mae),
     b.   the Federal National Mortgage Association (Fannie
         Mae),
     c.   the Federal Home Loan Mortgage Corporation
         (Freddie Mac),
     d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities, and
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives  collateralized by mortgage  pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         Risks: Portfolios may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


Multi-National  Currency  Unit  Securities  or More  Than One
Currency Denomination
Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). Such securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         Risks: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.


Municipal Instruments
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special government projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         Risks: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.


Repurchase and Reverse Repurchase Agreements
Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Fund will maintain a segregated custodial account for each Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         Risks: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.


Stripped Instruments
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments
(IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:
a.    Municipal Bond Strips
b.    Treasury Strips
c.    Stripped Mortgage-Backed Securities

         Risks: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


Total Return Swaps
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         Risks:   A  total   return   swap  may  result  in  a
         Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument.


U.S.     Government    and    Agency     Securities    and
Government-Sponsored Enterprises/Federal Agencies
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S.
Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolios may also invest in other securities may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:
     a.   U.S. Treasury Department
     b.   Farmer's Home Administration
     c.   Federal Home Loan Mortgage Corporation
     d.   Federal National Mortgage Association
     e.   Student Loan Marketing Association
     f.   Government National Mortgage Association


         Risks:  Investing  in  securities  backed by the full
         faith  and   credit  of  the  U.S.   Government   are
         guaranteed only as to interest rate and face value at maturity, not its current market price.


Warrants
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges

         Risks: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.


Zero Coupon Securities
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         Risks: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.


                     PORTFOLIO TURNOVER

Costs associated with Portfolio turnover have historically been and are expected to remain low relative to equity fund turnover costs. These anticipated Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration and could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.


                   SHAREHOLDER INFORMATION


                 DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by AMT Capital Securities, L.L.C. pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.

                          PURCHASES

Portfolio shares, other than Mortgage Total Return, Mortgage LIBOR and Asset-Backed, may be purchased at the Portfolio's net asset value next determined after receipt of the order. Completed account applications must be submitted to AMT Capital Securities and Investors Capital and federal funds must be wired to AMT Capital's "Fund Purchase Account" at Investors Bank & Trust Company (IBT) in Boston, Massachusetts. IBT serves as the Fund's Transfer Agent. With the exception of Mortgage Total Return, Mortgage LIBOR and Asset-Backed Portfolios, the other eight Portfolios continuously offer shares. Purchases may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. These eight Portfolios offer shares at a public offering price equal to the net asset value next determined after a purchase order becomes effective.

Shares of Mortgage Total Return, Mortgage LIBOR and Asset-Backed Portfolios may be purchased only on the last Business Day of each week and each month and on any other Business Days approved by the Investment Adviser. Purchases may be made at the net asset value determined on those days. Mortgage Total Return, Mortgage LIBOR and Asset Backed Portfolios offer shares at a public offering price equal to the net asset value. The net asset value is determined on the last Business Day of each week and each month and on any other Business Days for which the Investment Adviser approves a purchase.

There are no loads nor 12b-1 fees imposed by the Fund. The minimum initial investment in these three Portfolios is also $100,000; additional purchases or redemptions may be of any amount. Investors in Enhanced Index must be qualified purchasers under _____________. Share purchases must be made by wire transfer of Federal funds. Subject to the above offering dates, initial share purchase orders are effective on the date AMT Capital Securities or Investors Capital receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with the Transfer Agent as set forth below. The shareholder's bank may impose a charge to execute the wire transfer.

In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must call AMT Capital Securities or Investors Capital at
(800)  762-4848  [or  within  the  City  of  New  York,  (212)
332-5211]  prior  to  4:00  p.m.   Eastern  time  (12:00  p.m.
Eastern Time in the case of the Money Market Portfolio) to inform the Fund of the incoming wire transfer. Investors must clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification after 4:00 p.m. Eastern time (12:00 p.m. Eastern Time in the case of the Money Market Portfolio), or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are received. Shares purchased will begin accruing dividends on the day Federal funds are received.


                         REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (as described below). If such notice is received by the Transfer Agent by 4:00 p.m. Eastern Time (12:00 p.m. Eastern Time in the case of
the  Money  Market   Portfolio)   on  any  Business  Day,  the
redemption will be effective and payment will be made: 1) on such Business day in the case of Money Market and U.S. Short-Term, or 2) within seven calendar days in the case of all other Portfolios, but generally on the day following receipt of such notice. If notice is received on a non-business day or after 4:00 p.m. Eastern time (12:00 p.m. Eastern Time in the case of the Money Market Portfolio), the redemption notice will be deemed received as of the next Business Day.

No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with:
1.    the dollar or share amount to be redeemed;
2. the account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
3.    the name of the shareholder; and
4.    the shareholder's account number.
Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A shareholder may request a redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemptions are made available to shareholders of the Fund on the Account Application. The Fund or the Transfer Agent may employ identification verification procedures. Such procedures are designed to confirm that instructions communicated by telephone are genuine. The Fund or Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 day's prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


               DETERMINATION OF NET ASSET VALUE

Portfolio net asset value is determined by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.
1. For all Portfolios other than Mortgage Total Return, Mortgage LIBOR, Asset-Backed and Money Market, net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern Time on each Business Day.
2. Mortgage Total Return's, Mortgage LIBOR's and Asset-Backed's net asset values are calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on the last Business Day of each week and each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.
3. Money Market's net asset value is calculated as of 12:00 noon Eastern Time on Business Days. The Money Market Portfolio seeks to maintain a stable net asset value per share of $1.00. For purposes of calculating the Money Market Portfolio's net asset value, securities are valued using the "amortized cost" method of valuation, which does not take into consideration unrealized gains or losses. The amortized cost method involves valuing an instrument at its cost, and assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value based on amortized cost is higher or lower than the price a Portfolio would receive if it sold the instrument.

The use of amortized cost and the maintenance of the Portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7
(the "Rule") under the 1940 Act. As conditions of operating under the Rule, the Money Market Portfolio must:
1.     maintain a dollar-weighted  average Portfolio  maturity
      of 90 days or shorter;
2. generally purchase only instruments having remaining maturities of 397 days or shorter;
3. invest only in U.S. dollar-denominated securities which have been determined by the Board of Directors to present minimal credit risks and which are of eligible quality as determined under the Rule; and
4.     diversify its holdings.


                          DIVIDENDS

If desired, shareholders must specifically request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business last day of each month at the share's net asset value. In the event that a Portfolio realizes net short-, mid- or long-term capital gains, the Fund will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Mortgage Total Return, Mortgage LIBOR and Asset-Backed will be declared as dividends payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Mortgage Total Return, Mortgage LIBOR and Asset-Backed will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.


                        VOTING RIGHTS

Each  share  of the Fund  gives  the  shareholder  one vote in
Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.


                      TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes
Each active Portfolio currently qualifies and intends to continue to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended. To be a RIC, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC while distributing all of its taxable income, and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. In any year a Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders will be taxable as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain.

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable mid-term or long-term capital gains rates, regardless of how long they have held their Portfolio shares. Under the Taxpayer Relief Act of 1997, different tax rates apply to net capital gain depending on the taxpayers holding period and marginal rate of federal income tax. Generally, these are 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Each Portfolio will notify its shareholders regarding the portions of any net capital gain distribution taxed at the 28% and 20% tax rates.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

State and Local Taxes
A Portfolio may be subject to state, local, or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio.


                       FUND MANAGEMENT

                      BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."

                      INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $27 billion in assets for numerous fixed-income Portfolios. The Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as a Sub-Adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                      PORTFOLIO MANAGERS

David J. Marmon, Managing Director. Mr. Marmon is responsible for management of the U.S. corporate portfolios. He joined FFTW in 1990 from Yamaichi International (America) where he headed futures and options research. Mr. Marmon was previously a financial analyst and strategist at the First Boston Corporation, where he developed hedging programs for financial institutions and industrial firms. Mr. Marmon has a B.A. summa cum laude in economics from Alma College and an M.A. in economics from Duke University.

Stewart M. Russell, Managing Director. Mr. Russell also is responsible for management of the U.S. short-term portfolios. He joined FFTW in 1992 from the short-term proprietary trading desk in the global markets area of J.P. Morgan, where he was responsible for proprietary positioning of U.S. and non-U.S. government obligations, corporate bonds, and asset-backed securities. Earlier at the bank, Mr. Russell managed the short-term interest rate risk group, coordinating a $10 billion book of assets and liabilities. Mr. Russell holds a B.A. in government from Cornell University and an M.B.A. in finance from New York University.

Patricia L. Cook, Managing Director. Ms. Cook is responsible for management of the U.S. mortgage portfolios. She joined FFTW in 1991 after twelve years with Salomon Brothers, where she most recently established and headed the bond strategy team that analyzes relative values among mortgages, treasuries, and other sectors of the fixed-income markets and developed portfolio strategies for Salomon Brothers' global institutional clients. Ms. Cook worked initially as an analyst in the firm's proprietary trading unit before joining the firm's financing desk. Ms. Cook has a B.A. from St. Mary's College and an M.B.A. from New York University.

                        ADMINISTRATOR

Pursuant to an Administration Agreement dated May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services.

The Fund pays Investors Capital an monthly fee at an annual rate of 0.07% of the Fund's average daily net assets on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay
Investors   Capital  an   incentive   fee  for   reducing  the
Portfolio   expense  ratio  of  one  or  more  of  the  Fund's
Portfolios below the specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.



            POTENTIAL YEAR 2000 PROBLEM

                  Like    other    mutual    funds,
financial    and   business    organizations    and
individuals  around  the  world,  the Fund could be
adversely  affected if the  computer  systems  used
by  the  advisor/administrator  and  other  service
providers  do not  properly  process and  calculate
date-related  information  and data  from and after
January  1,  2000.  This is  commonly  known as the
"Year  2000  Problem."  The   advisor/administrator
are taking steps that they  believe are  reasonably
designed  to  address  the Year 2000  Problem  with
respect to  computer  systems  that they use and to
obtain   reasonable   assurances   that  comparable
steps are being  taken by the  Fund's  other  major
service  providers.  At this time,  however,  there
can  be no  assurance  that  these  steps  will  be
sufficient  to  avoid  any  adverse  impact  to the
Fund nor can there be any  assurance  that the Year
2000  Problem  will not have an  adverse  effect on
the  companies  whose  securities  are  held by the
Fund   or   on   global   markets   or   economies,
generally.




                        CONTROL PERSON

As of August 31, 1998, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Fund, representing % of the Fund's total net assets and therefore, may be deemed a control person.


                CUSTODIAN AND ACCOUNTING AGENT

Investors  Bank  &  Trust  Company,  P.O.  Box  1537,  Boston,
Massachusetts 02205-1537, is Custodian and Accounting Agent for the Fund.


           TRANSFER AND DIVIDEND DISBURSING AGENT

Investors  Bank  &  Trust  Company,  P.O.  Box  1537,  Boston,
Massachusetts 02205-1537, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.


                        LEGAL COUNSEL

Dechert  Price &  Rhoads,  1500 K  Street,  N.W.,  Washington,
D.C.  20005-1208, is legal counsel for the Fund.


                     INDEPENDENT AUDITORS

Ernst & Young LLP,  787  Seventh  Avenue,  New York,  New York
10019,  is the  independent  auditor  for  the  Fund.  Ernst &
Young LLP also renders  accounting  services to the Investment
Adviser.


                    SHAREHOLDER INQUIRIES

Fund  inquiries  may be made by writing to  Investors  Capital
Services,  Inc., 600 Fifth Avenue,  26th Floor,  New York, New
York   10020  or  by  calling   Investors   Capital  at  (800)
762-4848 [or (212) 332-5211, if within New York City].















                       FFTW FUNDS, INC.
200 Park Avenue, 46th Floor, New York, New York 10166      (212) 681-3000







                       Distributed by:
                AMT Capital Securities, L.L.C.
                       600 Fifth Avenue
                      New York, NY 10020
                        (212) 332-5211




             GLOBAL AND INTERNATIONAL PORTFOLIOS

                      September __, 1998

FFTW Funds, Inc. is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. The Fund currently consists of twenty-one separate Portfolios. This Prospectus pertains to the ten Portfolios labeled the "Global and International Portfolios." Each Portfolio is actively managed, and other than Emerging Markets and Global High Yield Portfolios, primarily invests in high-quality debt securities. The minimum initial investment in any Portfolio is $100,000; subsequent investments or redemptions may be of any amount. There is no sales charge for purchasing shares.

The ten  Portfolios  comprising  the Global and  International
Portfolios are:


             Worldwide                           Global Tactical Exposure           Global High Yield
             Worldwide-Hedged                    International Opportunities        Inflation-Indexed
             International                       International Corporate            Inflation-Indexed Hedged
                                                 Emerging Markets

No assurance can be given that a Portfolio's investment objectives will be attained.

This Prospectus contains a concise statement of information investors should know before they invest in the Fund.
Please retain this Prospectus for future reference. A statement containing additional information about the Fund, dated September __, 1998 has been filed with the Securities and Exchange Commission and can be obtained without charge by calling or writing AMT Capital Securities, LLC at the telephone numbers or address stated above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                          CONTENTS


                                                                                    Page
    The Fund                                                                         2
    Summary of Investment Objectives and Descriptions                                2
    General Risks Associated with the Fund's Investment Policies and Investment
    Techniques                                                                       3
    Shareholder Transaction Expenses for Each Portfolio                              3
    Portfolio Profiles and Financial Highlights                                      4
         Worldwide Portfolio                                                         5
         Worldwide-Hedged Portfolio                                                  7
         International Portfolio                                                     9
         Global Tactical Exposure Portfolio                                         11
         International Opportunities Portfolio                                      13
         International Corporate Portfolio                                          15
         Emerging Markets Portfolio                                                 17
         Global High Yield Portfolio                                                19
         Inflation-Indexed Portfolio                                                21
         Inflation-Indexed Hedged Portfolio                                         23
    Investment Information                                                          25
         General Investment Techniques/Strategies and Associated Risks              25
         General Description of Investments and Associated Risks                    28
         Portfolio Turnover                                                         33
    Shareholder Information                                                         34
         Distribution of Fund Shares                                                34
         Purchases                                                                  34
         Redemptions                                                                34
         Determination of Net Asset Value                                           35
         Dividends                                                                  35
         Voting Rights                                                              35
         Tax Considerations                                                         36
    Fund Management                                                                 37
         Board of Directors                                                         37
         Investment Adviser                                                         37
         Investment Sub-Adviser                                                     37
         Portfolio Managers                                                         37
         Administrator                                                              37
         Control Person                                                             38
         Custodian and Accounting Agent                                             38
         Transfer and Dividend Disbursing Agent                                     38
         Legal Counsel                                                              38
         Independent Auditors                                                       38
    Shareholder Inquiries                                                           38


                                                                                                                          Page


                   THE FUND

FFTW Funds, Inc. is a no-load, open-end management investment company organized as a Maryland corporation and registered under the Investment Company Act of 1940. The Fund has been in operation since December 6, 1989 and is designed to provide the professional investment services of the Fund's adviser, Fischer Francis Trees & Watts, Inc. to pension plans, profit sharing plans, employee benefit trusts, endowments, foundations and other high net worth individuals. The Fund is comprised of twenty-one separate Portfolios, each having its own investment objectives. This prospectus contains information regarding the Fund's ten Global and International Portfolios.



      SUMMARY OF INVESTMENT OBJECTIVES AND DESCRIPTIONS



     Portfolio Name                 Fundamental Investment Objective                         Portfolio Description

------------------------- ----------------------------------------------------- -------------------------------------------------
       Worldwide          Seeks to attain a high level of total return as may      High-quality fixed-income securities with
                             be consistent with the preservation of capital         tactical active management of currencies
                                                                                     against a strategic unhedged position

------------------------- ----------------------------------------------------- -------------------------------------------------
------------------------- ----------------------------------------------------- -------------------------------------------------
    Worldwide-Hedged      Seeks to attain a high level of total return as may     Global fixed income securities with tactical
                           be consistent with the preservation of capital and      active management of currencies against a
                            to actively utilize currency hedging techniques                strategic hedged position

------------------------- ----------------------------------------------------- -------------------------------------------------
------------------------- ----------------------------------------------------- -------------------------------------------------
     International        Seeks to attain a high level of total return as may     Non-US fixed-income securities with tactical
                             be consistent with the preservation of capital        active management of currencies against a
                                                                                          strategic unhedged position.

------------------------- ----------------------------------------------------- -------------------------------------------------
------------------------- ----------------------------------------------------- -------------------------------------------------
    Global Tactical       Seeks to attain a high level of total return as may     Global fixed-income securities with tactical
        Exposure           be consistent with the preservation of capital and    exposures to global fixed income and currency
                          to actively utilize currency one hedging techniques                       markets

------------------------- ----------------------------------------------------- -------------------------------------------------
------------------------- ----------------------------------------------------- -------------------------------------------------
     International        Seeks to attain a high level of total return as may      Global fixed-income securities with active
     Opportunities           be consistent with the preservation of capital      management of the portfolio's strategic hedge
                                                                                                     ratio

------------------------- ----------------------------------------------------- -------------------------------------------------
------------------------- ----------------------------------------------------- -------------------------------------------------
International Corporate   Seeks to attain a high level of total return as may   Primarily non-U.S. corporate obligations in the
                             be consistent with the preservation of capital                 investment grade sector

------------------------- ----------------------------------------------------- -------------------------------------------------
------------------------- ----------------------------------------------------- -------------------------------------------------
    Emerging Markets      Seeks to attain a high level of total return as may    Diversified portfolio of emerging market local
                             be consistent with the preservation of capital        currency and hard currency debt securities

------------------------- ----------------------------------------------------- -------------------------------------------------
------------------------- ----------------------------------------------------- -------------------------------------------------
   Global High Yield      Seeks to attain a high level of total return as may        High yielding non-securities in global
                             be consistent with the preservation of capital                         markets

------------------------- ----------------------------------------------------- -------------------------------------------------
------------------------- ----------------------------------------------------- -------------------------------------------------
   Inflation-Indexed      Seeks to attain a high level of return in excess of    Inflation indexed securities issued worldwide
                                inflation as may be consistent with the           with tactical currency management against a
                                        preservation of capital                           strategic unhedged position

------------------------- ----------------------------------------------------- -------------------------------------------------
------------------------- ----------------------------------------------------- -------------------------------------------------
Inflation-Indexed Hedged  Seeks to attain a high level of return in excess of     Inflation index securities issued worldwide
                                inflation as may be consistent with the           with tactical currency management against a
                            preservation of capital and to actively utilize                strategic hedged position
                                      currency hedging techniques

------------------------- ----------------------------------------------------- -------------------------------------------------



 GENERAL RISKS ASSOCIATED WITH THE FUND'S INVESTMENT POLICIES
                  AND INVESTMENT TECHNIQUES


Banking industry        Investing in bank obligations can expose a Portfolio to risks associated with the banking industry.
risk:

Correlation risk:       A  Portfolio  may  experience  changes  in value  between  the  securities  held and the  value of a particular derivative instrument

Credit risk:            The risk that a  security's  issuer or the  counterparty  to a contract  will  default or  otherwise become unable to honor a financial obligation.

Currency risk:          Fluctuations in exchange rates between the U.S. dollar and foreign  currencies may negatively affect an investment.

Hedging risk:           Hedging is commonly used as a buffer  against a perceived  investment  risk.  While it can reduce or eliminate  losses,  it can also reduce or eliminate gains should the hedged  investment  increase in value.

Interest rate risk:     Portfolio may be influenced by interest rate changes,  which generally have an inverse  relationship to corresponding market values.

Leverage risk:          Derivatives may include  elements of leverage which can cause greater  fluctuations in a Portfolio's net asset value.

Liquidity risk:         Certain  securities may be difficult or impossible to sell at the time and the price that the seller would like.

Market risk:            The market value of a security may increase or decrease  over time.  Such  fluctuations  can cause a security  to be worth  less  than the price  originally  paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

Non-diversification     A portfolio is diversified when it spreads  investment risk by placing assets in several  investment
risk:                   categories.  A  non-diversified  portfolio  concentrates  its assets in a less  diverse  spectrum of securities.  Non-diversification  can intensify risk should a particular  investment category suffer from adverse market conditions

Prepayment risk:        Portfolio may invest in  mortgage-backed  and other  asset-backed  securities.  Such securities  carry risks of faster or slower than expected  prepayment of principal which affects the duration and return of the security.


     SHAREHOLDER TRANSACTION EXPENSES FOR EACH PORTFOLIO

The following illustrates shareholder transaction expenses that a shareholder in each Portfolio can expect to incur. Annual Fund Operating Expenses and Hypothetical Expenses per $1,000 Investment for each Portfolio can be found in that Portfolio's Profile.

         No Sales Load Imposed on Purchases

         No Sales Load Imposed on Reinvested Dividends

         No Deferred Sales Load

         No Redemption Fees

         No Exchange Fees


         PORTFOLIO PROFILES AND FINANCIAL HIGHLIGHTS

The  following   section   presents  a  Profile  of  the  most
important information on each of the Portfolios. Please review the remainder of the Prospectus and the Statement of Additional Information for more information.

The Financial Highlight information in the Portfolio Profiles has been audited by Ernst & Young, LLP in conjunction with the Fund's financial statements. The audited financial statements for the year ended December 31, 1997 are incorporated by reference in the Statement of Additional Information. The financial information should be read in conjunction with the financial statements.



             KEY TO TERMS IN PORTFOLIO PROFILES

1.    Fundamental   Investment   Objective  -  Presents  the    7.    Allowable  Investments  - In  general  terms,  presents
     Portfolio's    fundamental   purpose.   A   Portfolio's         the investments in which the Portfolio will engage.
     fundamental  investment  objective  cannot  be  altered
     without a shareholder vote.                                8.    Minimum  Quality Rating - Presents the minimum  quality
                                                                     investment standards for individual  investments as well
2.    Portfolio   Description  -  Presents  the  Portfolio's         as the Portfolio's average quality.
     primary investment vehicles and strategies.
                                                                9.    Average   Weighted   Duration  -  Describes   the  U.S.
3.    Performance   Objective  -  Presents  the  Portfolio's         dollar-weighted average Portfolio duration.
     benchmark,   a   measurement   standard  of  investment
     success.                                                   10.   Supplemental  Information  -  Some  Portfolios  possess
                                                                     unique  characteristics  such  as tax  implications-this
4.    Investment  Policies and  Significant  Restrictions  -         section highlights such characteristics.
     Presents the Portfolio's  primary  investment  policies
     and investment restrictions.                               11.   Hypothetical  Shareholder  Expenses  - The  purpose  of
                                                                     this table is to assist the  investor  in  understanding
5.    Risks - In general  terms,  presents  the most  common         the  various  expenses  that an  investor in a Portfolio
     risks the Portfolio  may  encounter  based on the types         will  bear,  directly  or  indirectly.   These  examples
     of investments it may engage.                                   should  not be  considered  a  representation  of future
                                                                     expenses or performance.  Actual operating  expenses may
6.    Allowable  Investment  Techniques - In general  terms,         be greater or lesser than those shown.
     presents the most common investment  strategies,  which
     the Portfolio may employ.                                  12.   Financial  Highlights - This table presents a breakdown
                                                                     of each Portfolio's financial information.





                                                    WORLDWIDE PORTFOLIO


---------------- ----------------------------------------------------------------------------------------------------------
Fundamental      To attain a high level of total return, as may be consistent with the preservation of capital
Investment
Objective:

---------------- ----------------------------------------------------------------------------------------------------------
Portfolio        Primarily invests in high-quality  debt securities from worldwide bond markets,  denominated in both U.S.
Description:     Dollars and foreign currencies

---------------- ----------------------------------------------------------------------------------------------------------
---------------- ----------------------------------------------------------------------------------------------------------
Performance      To outperform the JP Morgan Global Government Bond Index (Unhedged)
Objective:

---------------- ----------------------------------------------------------------------------------------------------------
---------------- ----------------------------------------------------------------------------------------------------------
Investment             At least 65% of the Portfolio's  total assets must be invested in high-quality debt securities from
Policies and          worldwide bond markets, denominated in both U.S. Dollars and foreign currencies
Significant            Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on
Restrictions:         options unless it is being used for bona fide hedging purposes
                       For defensive purposes,  the Portfolio may invest up to 100% of its total assets in short-term U.S.
                      Government securities and money market instruments
                       Portfolio  will maintain  investments in debt  securities of issuers from at least three  different countries including the U.S.
                       At  least  35%  of  the  Portfolio's  total  assets  will  be  invested  in  debt  securities  from jurisdictions outside the U.S.
                       Portfolio may not enter into a repurchase or reverse repurchase  agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to the agreement
                       Portfolio is non-diversified
                       Portfolio may not engage in short sale transactions



---------------- ----------------------------------------------------------------------------------------------------------
Risks:                 Correlation risk                 Hedging risk                        Market risk
                       Credit risk                      Interest rate risk                  Non-diversification risk
                       Currency risk                    Liquidity risk                      Prepayment risk

---------------- -------------------------------- ----------------------------------- -------------------------------------
Allowable              Dollar Roll Transactions         Hedging                             When Issued and Forward
Investment             Duration Management              TBA Transactions                   Commitment Securities
Strategies:

---------------- -------------------------------- ----------------------------------- -------------------------------------
Allowable              Asset-Backed Securities          Indexed Notes, Currency             Municipal Instruments
Investments:           Bank Obligations                Exchange-Related Securities          Repurchase and Reverse
                       Brady Bonds                     and Similar Securities              Repurchase Agreements
                       Corporate Debt                   Inflation-Indexed Securities        Stripped Instruments
                      Instruments                       Mortgage-Backed Securities          U.S. Government and Agency
                       Foreign Instruments              Multi-National Currency            Securities
                       Illiquid Securities             Unit Securities or More Than         Warrants
                                                       One Denomination                     Zero Coupon Securities


---------------- ------------ ------------- ------------------ --------------- ------------------- ------------------------
Minimum                                            S&P            Moody's           Thompson         Average Portfolio
Quality Rating:      S&P        Moody's       (Short Term)      (Short-Term)       Bankwatch               Quality
                     BBB          Baa              A-2              P-2                B                   AA (Aa)

---------------- ------------ ------------- ------------------ --------------- ------------------- ------------------------
Average          The Portfolio's average U.S.  dollar-weighted  duration generally will not exceed one year, plus or minus
Weighted         the average duration of the JP Morgan Global Government Bond Index (Unhedged)
Duration:
---------------- ----------------------------------------------------------------------------------------------------------

========================== ====================================================
Hypothetical   Hypothetical Expenses Per $1,000 Investment, Assuming A 5%
Expenses:      Annual Return
             1 Year            3 Years           5 Years             10 Years
              $ 6               $ 19              $ 33                 $ 75

=========================== ====================== ===========================



==============================================================================
WORLDWIDE PORTFOLIO OPERATING EXPENSES

 ............................................................................
Advisory fees                                                          0.40%
 ............................................................................
12b-1 fees (1)                                                          ---
 ............................................................................
Administration fees (2)                                                0.05%
 ............................................................................
Other expenses                                                         0.15%
----------------------------------------------------------------------------
Interest expense  (4)                                                   ---
----------------------------------------------------------------------------
Total fund operating expenses  (3)                                     0.60%
----------------------------------------------------------------------------

(1) Under a Distribution Agreement effective May 29, 1998 between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
(2)   Under  an  Administration  Agreement  effective  May 29,
     1998 between the Fund and Investors Capital Services, Investors Capital provides administrative services to the Fund, for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratio for one or more Portfolios. The incentive fee is not included in the figures above.
(3) Under the Investment Advisory Agreement, total operating expenses (exclusive of interest expense) are capped at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the cap will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.
(4) The Portfolio may engage in reverse repurchase agreements, and may incur an interest expense. Such expense equals the coupon rate of interest the dealer earns while the securities are in its possession.



----------------------------------------------------------------------------------------------------------------------------
WORLDWIDE PORTFOLIO FINANCIAL HIGHLIGHTS
(in u.s. dollars unless otherwise indicated)

----------------------------------------------------------------------------------------------------------------------------

       FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          Year       Year      Year     Year      Year       4/15/92*
                                                              Ended      Ended     Ended    Ended     Ended      - 12/31/92
                                                              12/31/97   12/31/97  12/31/95 12/31/94  12/31/93
------------------------------------------------------------- ---------- --------- -------- --------- ---------- -----------
Net asset value at beginning of period                          9.64       9.83     9.27     10.02      9.98       10.00
------------------------------------------------------------- ---------- --------- -------- --------- ---------- -----------
Net investment income                                           0.49       0.53     0.58      0.50      0.45        0.39
 ............................................................. .......... ......... ........ ......... .......... ...........
Net realized and unrealized gains or (losses) on               (0.22)      0.01     0.56     (0.74)     1.04        0.53
investments, financial futures and options contracts and
foreign currency-related transactions
------------------------------------------------------------- ---------- --------- -------- --------- ---------- -----------
Total investment income                                         0.27       0.54     1.14     (0.24)     1.49        0.92
------------------------------------------------------------- ---------- --------- -------- --------- ---------- -----------
Distributions from net investment income                        0.19       0.53     0.30      0.20      0.45        0.39
 ............................................................. .......... ......... ........ ......... .......... ...........
Distributions in excess of net investment income                0.11       ---       ---      0.01        -          -
 ............................................................. .......... ......... ........ ......... .......... ...........
Distributions from net realized gain on investments,             ---       0.09      ---      ---       0.87        0.55
financial futures, and options contracts and foreign
currency-related transactions
 ............................................................. .......... ......... ........ ......... .......... ...........
Distributions in excess of net realized gain on                  ---       ---       ---      ---       0.13       0.00**
investments, financial futures and options contracts, and
foreign currency related transactions
 ............................................................. .......... ......... ........ ......... .......... ...........
Distributions from capital stock in excess of par value         0.19       0.11     0.28      0.30       ---        ---
 ............................................................. ---------- --------- -------- --------- ---------- -----------
Total distributions                                             0.49       0.73     0.58      0.51      1.45        0.94
------------------------------------------------------------- ---------- --------- -------- --------- ---------- -----------
Total return on investment                                      2.93%     5.77%    12.60%   (2.25%)    15.86%    13.46% (b)
------------------------------------------------------------- ---------- --------- -------- --------- ---------- -----------
Net asset value at end of period                                9.42       9.64     9.83      9.27      10.02       9.98
 ............................................................. .......... ......... ........ ......... .......... ...........
Net assets at end of period in 000's                           82,236     74,939   86,186    53,721    217,163     82,757
 ............................................................. .......... ......... ........ ......... .......... ...........
Ratio of operating expenses to average net income -             0.60%     0.60%     0.60%    0.60%      0.59%    0.60% (b)
exclusive of interest expense (a)
 ............................................................. .......... ......... ........ ......... .......... ...........
Ratio of operating expenses to average net income -             0.60%     0.60%     0.60%    0.63%      0.86%    0.79% (b)
inclusive of interest expense (a)
 ............................................................. .......... ......... ........ ......... .......... ...........
Ratio of net income to average net assets (a)                   5.21%     5.52%     6.13%    5.11%      4.48%    5.39% (b)
 ............................................................. .......... ......... ........ ......... .......... ...........
Decrease in above expense ratios due to waiver of               0.02%     0.05%     0.30%    0.02%       ---     0.72% (b)
investment advisory fees and reimbursement of other
expenses
 ............................................................. .......... ......... ........ ......... .......... ...........
Portfolio turnover rate                                         713%      1,126%   1,401%    1,479%    1,245%       850%
============================================================= ---------- --------- -------- --------- ---------- -----------

(a)  Net of waivers and reimbursements
(b)  Annualized
*      Commencement of operations
**    Rounds to less than $0.01



                                                WORLDWIDE-HEDGED PORTFOLIO

----------------- ---------------------------------------------------------------------------------------------------------
Fundamental       To attain a high level of total return, as may be consistent with the preservation of capital
Investment
Objective:

----------------- ----------------------------------------------------------------------------------------------------------
Portfolio         Primarily invests in high-quality  debt securities from worldwide bond markets,  denominated in both U.S.
Description:      Dollars and foreign securities and actively utilizes currency hedging techniques

----------------- ----------------------------------------------------------------------------------------------------------
----------------- ----------------------------------------------------------------------------------------------------------
Performance       To outperform the JP Morgan Global Government Bond Index (Hedged)
Objective:

----------------- ----------------------------------------------------------------------------------------------------------
----------------- ----------------------------------------------------------------------------------------------------------
Investment              At least 65% of the Portfolio's  total assets must be invested in high-quality debt securities from
Policies and           worldwide bond markets, denominated in both U.S. Dollars and foreign currencies
Significant             Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on
Restrictions:          options unless it is being used for bona fide hedging purposes
                        For defensive purposes,  the Portfolio may invest up to 100% of its total assets in short-term U.S.
                       Government securities and money market instruments
                        Portfolio  will maintain  investments in debt  securities of issuers from at least three  different countries including the U.S.
                        At  least  35%  of  the  Portfolio's  total  assets  must  be  invested  in  debt  securities  from jurisdictions outside the U.S.
                        As a fundamental  policy,  the Portfolio will actively utilize  currency  hedging  techniques in an attempt to hedge at least 65% of its foreign currency risks to the extent feasible
                        Portfolio may not enter into repurchase or reverse  repurchase  agreements if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to the agreements
                        Portfolio is non-diversified
                        Portfolio may not engage in short sale transactions



----------------- ----------------------------------------------------------------------------------------------------------
Risks:                  Correlation risk                 Hedging risk                         Market risk
                        Credit risk                      Interest rate risk                   Non-diversification risk
                        Currency risk                    Liquidity risk                       Prepayment risk

----------------- -------------------------------- ------------------------------------ ------------------------------------
Allowable               Dollar Roll Transactions         Hedging                              When Issued and Forward
Investment              Duration Management              TBA Transactions                    Commitment Securities
Strategies:

----------------- -------------------------------- ------------------------------------ ------------------------------------
Allowable               Asset-Backed Securities          Indexed Notes, Currency              Municipal Instruments
Investments:            Bank Obligations                Exchange-Related Securities           Repurchase and Reverse
                        Brady Bonds                     and Similar Securities               Repurchase Agreements
                        Corporate Debt                   Inflation-Indexed Securities         Stripped Instruments
                       Instruments                       Mortgage-Backed Securities           U.S. Government and Agency
                        Foreign Instruments              Multi-National Currency Unit        Securities
                        Illiquid Securities             Securities or More Than One           Warrants
                                                        Denomination                          Zero Coupon Securities


----------------- ----------- ------------- ------------------ ------------------- ---------------- ------------------------
Minimum Quality                                    S&P              Moody's           Thompson        Average Portfolio
Rating:              S&P        Moody's       (Short Term)        (Short-Term)        Bankwatch             Quality
                     BBB          Baa              A-2                P-2                 B                 AA (Aa)

----------------- ----------- ------------- ------------------ ------------------- ---------------- ------------------------
Average           The Portfolio's average U.S.  dollar-weighted  duration generally will not exceed one year, plus or minus
Weighted          the average duration of the JP Morgan Global Government Bond Index (Hedged).
Duration:
----------------- ----------------------------------------------------------------------------------------------------------

---------------------------- -------------------------------------------------
Hypothetical  Hypothetical Expenses Per $1,000 Investment, Assuming A 5%
Expenses:     Annual Return  1 Year       3 Years       5 Years       10 Years
                              $ 5          $ 14          $ 25          $ 57

----------------------------- -------------------- --------------------- ------



--------------------------------------------------------------------------------
WORLDWIDE-HEDGED PORTFOLIO'S OPERATING EXPENSES
(after expense reimbursements, shown as a percentage of net average net assets)

 ..............................................................................
Advisory fees, after waivers * (3)                                     0.25%
 ..............................................................................
12b-1 fees (1)                                                          ---
 ..............................................................................
Administration fees (2)                                                0.05%
 ..............................................................................
Other Expenses                                                         0.15%
------------------------------------------------------------------------------
Interest expense  (4)                                                   ---
==============================================================================
Total fund operating expenses, after waivers and reimbursements ** (3) 0.45%
==============================================================================
*Advisory fee before waivers                                           0.40%
 ..............................................................................
**Total fund operating expenses , excluding interest, before waivers and
reimbursements                                                         0.60%
 ..............................................................................

(1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
(2) Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratio for one or more Portfolios. The incentive fee is not included in the figures above.
(3) Under the Investment Advisory Agreement, total operating expenses (exclusive of interest expense) are capped at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the cap will be paid by the Investment Adviser. Effective July 1, 1995 and until further notice, the Investment Adviser has voluntarily agreed to lower the advisory fee to 0.25% from 0.40% (on an annualized basis) and cap total operating expenses (exclusive of interest expense) at 0.45% (on an annualized basis). The Investment Adviser will not attempt to recover prior period reimbursements should the expenses fall below the cap.
(4) The Portfolio may engage in reverse repurchase agreements, and may incur an interest expense. Such expense equals the coupon rate of interest that the dealer earns while the securities are in its possession.


============================================================================
WORLDWIDE HEDGED PORTFOLIO'S FINANCIAL HIGHLIGHTS
(in u.s. dollars unless otherwise indicated)

------------------------------------------- ---------- -------- ------------

      FOR A SHARE OUTSTANDING THROUOUT THE PERIOD            Year       Year       Year       Year       Year      5/1/92* -
                                                             Ended      Ended      Ended      Ended      Ended     12/31/92
                                                             12/31/97   12/31/96   12/31/95   12/31/94   12/31/93
------------------------------------------------------------ ---------- ---------- ---------- ---------- -------- ------------
Net asset value at beginning of period                         10.91      10.85      10.41      10.08     9.85       10.00
------------------------------------------------------------ ---------- ---------- ---------- ---------- -------- ------------
Net investment income                                          0.53       0.62       0.45       0.34      0.45       0.32
 ............................................................ .......... .......... .......... .......... ........ ............
Net realized gains or (losses) on investments, financial       0.80       0.43       0.66       0.43      0.76       0.25
futures and options contracts, and foreign
currency-related transactions
------------------------------------------------------------ ---------- ---------- ---------- ---------- -------- ------------
Total investment income                                        1.33       1.05       1.11       0.77      1.21       0.57
------------------------------------------------------------ ---------- ---------- ---------- ---------- -------- ------------
Distributions from net investment income                       0.59       0.62       0.67       0.44      0.45       0.32
 ............................................................ .......... .......... .......... .......... ........ ............
Distributions in excess of net investment income                ---       0.37        ---      0.00**      ---        ---
 ............................................................ .......... .......... .......... .......... ........ ............
Distributions from net realized gain on investments,           0.42        ---        ---        ---      0.53       0.40
financial futures and options contracts and on foreign
currency-related transactions
------------------------------------------------------------ ---------- ---------- ---------- ---------- -------- ------------
Total distributions                                            1.01       0.99       0.67       0.44      0.98       0.72
------------------------------------------------------------ ---------- ---------- ---------- ---------- -------- ------------
Total return on investment                                    12.60%     10.03%     11.00%      7.84%    12.89%    9.45% (b)
------------------------------------------------------------ ---------- ---------- ---------- ---------- -------- ------------
Net asset value at end of period                               11.23      10.91      10.85      10.41     10.08      9.85
 ............................................................ ---------- ---------- ---------- ---------- -------- ------------
Net assets at end of period in 000's                          80,390     30,024     28,255     273,725   41,138     21,785
 ............................................................ .......... .......... .......... .......... ........ ............
Ratio of operating expenses to average net assets -            0.45%      0.45%      0.45%      0.60%     0.60%    0.60% (b)
exclusive of interest expense (a)
 ............................................................ .......... .......... .......... .......... ........ ............
Ratio of operating expenses to average net assets -            0.45%      0.45%      0.45%      0.65%     0.86%    0.83% (b)
inclusive of interest expense (a)
 ............................................................ .......... .......... .......... .......... ........ ............
Ratio of net income to average net assets (a)                  5.29%      5.71%      5.84%      4.72%     4.49%    5.13% (b)
 ............................................................ .......... .......... .......... .......... ........ ............
Decrease in above expense ratios due to waiver of              0.20%      0.24%      0.54%      0.17%     0.09%    1.01% (b)
investment advisory fees and reimbursement of other
expenses
 ............................................................ ---------- ---------- ---------- ---------- -------- ------------
Portfolio turnover rate                                        704%      1,087%      500%      1,622%    1,254%      826%
 ............................................................ ---------- ---------- ---------- ---------- -------- ------------

(a)   Net of waivers and reimbursements
(b)   Annualized
*        Commencement of operations
**      Rounds to less than $0.01




                                                  INTERNATIONAL PORTFOLIO

----------------- ----------------------------------------------------------------------------------------------------------
Fundamental       To attain a high level of return of total return, as may be consistent with the preservation of capital
Investment
Objective:

----------------- ----------------------------------------------------------------------------------------------------------
Portfolio         Primarily  invests in  high-quality  debt  securities  from  worldwide  bond markets,  excluding the U.S.
Description:      denominated in foreign currencies

----------------- ----------------------------------------------------------------------------------------------------------
----------------- ----------------------------------------------------------------------------------------------------------
Performance       To outperform the JP Morgan Global Government Bond Index (Non-U.S. Unhedged)
Objective:

----------------- ----------------------------------------------------------------------------------------------------------
----------------- ----------------------------------------------------------------------------------------------------------
Investment              At least  65% of the  Portfolio's  total  assets  must be  invested  in  high-quality  fixed-income
Policies and           securities from worldwide bond markets, denominated in foreign currencies
Significant             Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on
Restrictions:          options unless it is being used for bona fide hedging purposes
                        For defensive purposes,  the Portfolio may invest up to 100% of its total assets in short-term U.S.
                       Government securities and money market instruments
                        Portfolio  will maintain  investments in debt  securities of issuers from at least three  different countries
                        At  least  65%  of  the  Portfolio's  total  assets  will  be  invested  in  debt  securities  from jurisdictions outside the U.S.
                        Portfolio is non-diversified
                        Portfolio may not engage in short sale transactions



----------------- ----------------------------------------------------------------------------------------------------------
Risks:                  Correlation risk                  Hedging risk                         Market risk
                        Credit risk                       Interest rate risk                   Non-diversification risk
                        Currency risk                     Liquidity risk                       Prepayment risk

----------------- --------------------------------- ------------------------------------ -----------------------------------
Allowable               Dollar Roll Transactions          Hedging                              When Issued and Forward
Investment              Duration Management               TBA Transactions                    Commitment Securities
Strategies:

----------------- --------------------------------- ------------------------------------ -----------------------------------
Allowable               Asset-Backed Securities           Indexed Notes, Currency              Municipal Instruments
Investments:            Bank Obligations                 Exchange-Related Securities           Repurchase and Reverse
                        Brady Bonds                      and Similar Securities               Repurchase Agreements
                        Corporate Debt Instruments        Inflation-Indexed Securities         Stripped Instruments
                        Foreign Instruments               Mortgage-Backed Securities           U.S. Government and Agency
                        Illiquid Securities               Multi-National Currency Unit        Securities
                                                         Securities or More Than One           Warrants
                                                         Denomination                          Zero Coupon Securities


----------------- --------------------------------- ------------------------------------ -----------------------------------
Minimum Quality                                   S&P                Moody's            Thompson       Average Portfolio
Rating:              S&P        Moody's       (Short Term)        (Short-Term)          Bankwatch            Quality
                     BBB          Baa             A-2                  P-2                 B                 AA (Aa)

----------------- ----------- ------------ ------------------- -------------------- ----------------- ----------------------
Average           The Portfolio's average U.S.  dollar-weighted  duration generally will not exceed one year, plus or minus
Weighted          the average duration of the JP Morgan Global Government Bond Index (Non-U.S. Unhedged)
Duration:
----------------- ----------------------------------------------------------------------------------------------------------

------------------------- --------------------------------------------------
Hypothetical      Hypothetical Expenses Per $1,000 Investment, Assuming A
Expenses:         5% Annual Return
                  1 Year         3 Years        5 Years             10 Years
                   $ 6            $ 19           $ 33                 $ 75

-------------------------- ----------------------- ----------------------------

-------------------------------------------------------------------------------
 INTERNATIONAL PORTFOLIO OPERATING EXPENSES
(after expense reimbursements, shown as a percentage of net average net assets)

 ...............................................................................
Advisory fees *                                                         0.40%
 ...............................................................................
12b-1 fees (1)                                                          ---
 ...............................................................................
Administration fees (2)                                                 0.05%
-------------------------------------------------------------------------------
Other expenses                                                          0.15%
-------------------------------------------------------------------------------
Interest expense  (4)                                                    ---
===============================================================================
Total fund operating expenses, after waivers and reimbursements  (3)    0.60%
===============================================================================
*Advisory fee before waivers                                                N/A
 ...............................................................................
**Total fund operating expenses , excluding interest, before waivers and reimbursements...........................................................0.70%

(1) Under a Distribution Agreement effective May 29, 1998 between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
(2) Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratio for one or more Portfolios. The incentive fee is not included in the figures above.
(3) The Investment Adviser has voluntarily agreed to cap the total operating expenses (exclusive of interest expense) at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.
(4) The Portfolio may engage in reverse repurchase agreements, and may incur an interest expense. Such expense equals the coupon rate of interest the dealer earns while the securities are in its possession.


-------------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
(in u.s. dollars unless otherwise indicated)


-------------------------------------------------------------------------------
                         FOR A SHARE EXCEPT WHERE OTHERWISE INDICATED                            Year Ended     5/9/96* -
                                                                                                  12/31/97      12/31/96
------------------------------------------------------------------------------------------------ ------------ --------------
Net asset value at beginning of period                                                              10.20         10.00
------------------------------------------------------------------------------------------------ ------------ --------------
Net investment income                                                                               0.50          0.38
 ................................................................................................ ............ ..............
Net realized gains or (losses) on investments, financial futures contracts, and foreign            (0.56)         0.28
currency-related transactions
------------------------------------------------------------------------------------------------ ------------ --------------
Total investment income                                                                            (0.06)         0.66
------------------------------------------------------------------------------------------------ ------------ --------------
Distributions from net investment income                                                            0.14          0.38
 ................................................................................................ ............ ..............
Distributions from net realized gain on investments, financial futures contracts, and foreign       0.14          0.08
currency related transactions
 ................................................................................................ ............ ..............
Distributions from capital stock in excess of par value                                             0.36           ---
------------------------------------------------------------------------------------------------ ------------ --------------
Total distributions                                                                                 0.64          0.46
------------------------------------------------------------------------------------------------ ------------ --------------
Total return on investment                                                                         (0.43%)      6.66% (c)
 ................................................................................................ ............ ..............
Net asset value at end of period                                                                    9.50          10.20
 ................................................................................................ ............ ..............
Net assets at end of period in 000's                                                               67,653        35,746
 ................................................................................................ ............ ..............
Ratio of operating expenses to average net assets (a)                                               0.60%       0.60% (b)
 ................................................................................................ ------------ --------------
Ratio of net investment income to average net assets (a)                                            5.19%       5.73% (b)
 ................................................................................................ ............ ..............
Decrease in above expense ratios due to waiver of investment advisory fees                          0.10%       0.32% (b)
 ................................................................................................ ............ ..............
Portfolio turnover rate                                                                             809%          539%
================================================================================================ ------------ --------------

(a)   Net of waivers and reimbursements
(b)   Annualized
(c)   Not annualized
*        Commencement of operations



                                            GLOBAL TACTICAL EXPOSURE PORTFOLIO

----------------- --------------------------------------------------------------------------------------------------
Fundamental       To attain a high level of total return, as may be consistent with the preservation of capital
Investment
Objective:

----------------- ---------------------------------------------------------------------------------------------------------
Portfolio         Global fixed-income securities with tactical exposures to global fixed income and currency markets
Description:

----------------- ---------------------------------------------------------------------------------------------------------
Performance       To outperform the JP Morgan 3-Month Eurodeposit Index
Objective:

----------------- ---------------------------------------------------------------------------------------------------------
Investment              At least 65% of the  Portfolio's  total assets must be invested in  high-quality  debt  securities
Policies and           from worldwide bond markets, denominated in both U.S. Dollars and foreign currencies
Significant             Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums on
Restrictions:          options unless it is being used for bona fide hedging purposes
                        For  defensive  purposes,  the  Portfolio  may invest up to 100% of its total assets in short-term
                       U.S. Government securities and money market instruments
                        Portfolio will maintain  investments in debt  securities of issuers from at least three  different countries including the U.S.
                        At  least  35%  of the  Portfolio's  total  assets  will  be  invested  in  debt  securities  from jurisdictions outside the U.S.
                        Portfolio will actively utilize  currency  hedging  techniques in an attempt to hedge at least 65%
                       of its foreign currency risks to the extent feasible.
                        Portfolio is non-diversified


----------------- ---------------------------------- ------------------------------------ ---------------------------------
Risks:                  Correlation risk                   Hedging risk                         Market risk
                        Credit risk                        Interest rate risk                   Non-diversification risk
                        Currency risk                      Liquidity risk                       Prepayment risk

----------------- ---------------------------------- ------------------------------------ ---------------------------------
Allowable               Dollar Roll Transactions            Hedging                             When Issued and Forward
Investment              Duration Management                 Short Sales Transactions           Commitment Securities
Strategies:                                                 TBA Transactions

----------------- ----------------------------------- ----------------------------------- ---------------------------------
Allowable               Asset-Backed Securities             Indexed Notes, Currency             Municipal Instruments
Investments:            Bank Obligations                   Exchange-Related Securities          Repurchase and Reverse
                        Brady Bonds                        and Similar Securities              Repurchase Agreements
                        Corporate Debt Instruments          Inflation-Indexed Securities        Stripped Instruments
                        Foreign Instruments                 Mortgage-Backed Securities          U.S. Government and
                        Illiquid Securities                 Multi-National Currency            Agency Securities
                                                           Unit Securities or More Than         Warrants
                                                           One Denomination                     Zero Coupon Securities



----------------- ----------------------------------- ----------------------------------- ---------------------------------
Minimum Quality                                         S&P             Moody's          Thompson      Average Portfolio
Rating:                S&P           Moody's       (Short Term)      (Short-Term)        Bankwatch           Quality
                       BBB             Baa              A-2               P-2                B               AA (Aa)

----------------- -------------- ---------------- ---------------- ------------------ ---------------- --------------------
Average           The Portfolio's  average U.S.  dollar-weighted  duration generally will not exceed three months, plus or
Weighted          minus the average duration of the JP Morgan 3-Month Eurodeposit Index
Duration:

----------------- ---------------------------------------------------------------------------------------------------------
Note:             The Global  Tactical  Exposure  Portfolio  commenced  investment  operations  on 3/25/93  under the name
                  International-Hedged  Portfolio.  The  Portfolio  was  renamed  Global  Tactical  Exposure on August __,
                  1998.
----------------- ---------------------------------------------------------------------------------------------------------

------------------------- -----------------------------------------------------
Hypothetical  Hypothetical Expenses Per $1,000 Investment, Assuming A 5%
Expenses:     Annual Return    1 Year        3 Years      5 Years      10 Years
                                $ 3           $ 10        $ 17           $ 38

-------------------------- --------------------- ----------------------- ------




-------------------------------------------------------------------------------
GLOBAL TACTIAL EXPOSURE PORTFOLIO OPERATING EXPENSES
(after expense reimbursements, shown as a percentage of net average net assets)

 ...............................................................................
Advisory fees *                                                       0.10%
 ...............................................................................
12b-1 fees (1)                                                         ---
 ...............................................................................
Administration fees (2)                                               0.05%
 ...............................................................................
Other expenses                                                        0.15%
 ...............................................................................
Operating expenses, after waivers and reimbursements ** (3)           0.30%
 ...............................................................................
Interest expense  (4)                                                  ---
===============================================================================
Total fund operating expenses                                         0.30%
===============================================================================
* Advisory fee before waivers                                         0.40%
 ...............................................................................
** Total fund operating expenses , excluding interest, before waivers and
reimbursements                                                        0.60%
 ...............................................................................

(1) Under a Distribution Agreement effective May 29,1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
(2) Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratio for one or more Portfolios. The incentive fee is not included in the figures set forth above.
(3) The Investment Adviser has voluntarily agreed to cap the total operating expenses (exclusive of interest expense) at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. Until further notice, the Investment Adviser has voluntarily lowered the advisory fee to 0.10% from 0.40%. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.
(4) The Portfolio may engage in reverse repurchase agreements and may incur an interest expense. Such expense equals the coupon rate of interest the dealer earns while the securities are in its possession.


-------------------------------------------------------------------------------
GLOBAL TACTICAL EXPOSURE PORTFOLIO FINANCIAL HIGHLIGHTS
(in u.s. dollars unless otherwise indicated)


-------------------------------------------------------------------------------

    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          Year Ended   Year Ended   Year Ended   Year Ended   3/25/93* -
                                                               12/31/97     12/31/96     12/31/95     12/31/94     12/31/93
------------------------------------------------------------- ------------ ------------ ------------ ------------ ------------
Net asset value at beginning of period                           9.80         10.19      10.00***       10.39        10.00
------------------------------------------------------------- ------------ ------------ ------------ ------------ ------------
Net investment income                                            0.41         0.47         0.19         0.20         0.44
------------------------------------------------------------- ------------ ------------ ------------ ------------ ------------
Net realized gains or (losses) on investments, financial         0.43        (0.15)        0.19        (0.46)        0.78
futures, and options contracts, and foreign
currency-related transactions
------------------------------------------------------------- ------------ ------------ ------------ ------------ ------------
Total investment income                                          0.84         0.32         0.38        (0.26)        1.22
------------------------------------------------------------- ------------ ------------ ------------ ------------ ------------
Distributions from net investment income                         0.36         0.47         0.19         0.20         0.44
 ............................................................. ............ ............ ............ ............ ............
Distributions in excess of net investment income                 0.17          ---       0.00 (c)        ---          ---
 ............................................................. ............ ............ ............ ............ ............
Distributions from net realized gain on investments,             0.06         0.05          ---         0.50         0.39
financial futures contracts and foreign currency related
transactions
 ............................................................. ............ ............ ............ ............ ............
Distributions in excess of net realized gain on                   ---         0.09          ---          ---          ---
investments, financial futures contracts, and foreign
currency related transactions
 ............................................................. ............ ............ ............ ............ ............
Distributions from capital stock in excess of par value           ---         0.10          ---          ---          ---
------------------------------------------------------------- ------------ ------------ ------------ ------------ ------------
Total distributions                                              0.59         0.71         0.19         0.70         0.83
------------------------------------------------------------- ------------ ------------ ------------ ------------ ------------
------------------------------------------------------------- ------------ ------------ ------------ ------------ ------------
Total return on investment                                       8.77%        3.18%     13.45% (b)     (2.53%)    16.37% (b)
 ............................................................. ............ ............ ............ ............ ............
Net asset value at end of period                                 10.05        9.80         10.19       9.43 **       10.39
 ............................................................. ............ ............ ............ ............ ............
Net assets at end of period in 000's                            283,005      126,645      34,005         ---        17,867
 ............................................................. ............ ............ ............ ............ ............
Ratio of operating expenses to average net assets (a)            0.42%        0.60%      0.60% (b)      0.57%      0.60% (b)
 ............................................................. ............ ............ ............ ............ ............
Ratio of net income to average net assets (a)                    3.67%        4.65%      6.12% (b)      2.87%      5.86% (b)
 ............................................................. ............ ............ ............ ............ ............
Decrease in above expense ratios due to waiver of                0.16%        0.06%      0.17% (b)      0.49%      0.28% (b)
investment advisory fees and reimbursement of other expenses
 ............................................................. ------------ ------------ ------------ ------------ ------------
Portfolio turnover rate                                          712%         784%         764%        1,282%        855%
 ............................................................. ------------ ------------ ------------ ------------ ------------

(a)   Net of waivers and reimbursements
(b)   Annualized
(c)   Rounds to less than $0.01
*        Commencement of operations
**   Represents   net  asset  value  per  share  at  12/30/94.
The Portfolio was fully  liquidated on 12/30/94  based on this net asset value.
***    The Portfolio recommenced operations on 10/14/95.


                                           INTERNATIONAL OPPORTUNITIES PORTFOLIO

----------------- ---------------------------------------------------------------------------------------------------------
Investment        To attain a high level of total return, as may be consistent with the preservation of capital
Objective:

----------------- ---------------------------------------------------------------------------------------------------------
Portfolio         Global fixed-income securities with active management of the portfolio's strategic hedge ratio
Description:

----------------- ---------------------------------------------------------------------------------------------------------
Performance       To outperform the JP Morgan Global Government Bond Indices (both Non-U.S. Hedged and Non-U.S. Unhedged)
Objective:

----------------- ---------------------------------------------------------------------------------------------------------
Investment              At least 65% of the  Portfolio's  total assets must be invested in  high-quality  debt  securities
Policies and           from worldwide bond markets denominated in foreign currencies
Significant             Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums on
Restrictions:          options unless it is being used for bona fide hedging purposes
                        For defensive  purposes the Portfolio may invest up to 100% of its total assets in short-term U.S.
                       Government securities and money market instruments
                        Portfolio will maintain  investments in debt  securities of issuers from at least three  different countries
                        At  least  65%  of the  Portfolio's  total  assets  will  be  invested  in  debt  securities  from jurisdictions outside the U.S.
                        Portfolio may engage in currency hedging techniques opportunistically
                        Portfolio is non-diversified


----------------- -------------------------------- ------------------------------------- ----------------------------------
Risks:                  Correlation risk                 Hedging risk                          Market risk
                        Credit risk                      Interest rate risk                    Non-diversification risk
                        Currency risk                    Liquidity risk                        Prepayment risk

----------------- -------------------------------- ------------------------------------- ----------------------------------
Allowable               Dollar Roll Transactions         Hedging                               When Issued and Forward
Investment              Duration Management              Short Sales Transactions             Commitment Securities
Strategies:                                              TBA Transactions

----------------- -------------------------------- ------------------------------------- ----------------------------------
Allowable               Asset-Backed Securities          Indexed Notes, Currency               Options
Investments:            Bank Obligations                Exchange-Related Securities            Repurchase and Reverse
                        Brady Bonds                     and Similar Securities                Repurchase Agreements
                        Corporate Debt                  Inflation-Indexed Securities           Stripped Instruments
                       Instruments                       Mortgage-Backed Securities            Swaps
                        Foreign Instruments              Multi-National Currency Unit          U.S. Government and Agency
                        Illiquid Securities             Securities or More Than One           Securities
                                                        Denomination                           Warrants
                                                         Municipal Instruments                 Zero Coupon Securities



----------------- -------------------------------- ------------------------------------- ----------------------------------
Minimum Quality                                     S&P            Moody's            Thompson         Average Portfolio
Rating:                S&P         Moody's     (Short Term)     (Short-Term)         Bankwatch              Quality
                       BBB           Baa            A-2              P-2                 B                  AA (Aa)

----------------- --------------- ----------- ---------------- ---------------- --------------------- ---------------------
Average           The Portfolio's average U.S.  Dollar-weighted  duration generally will not exceed one year plus or minus
Weighted          the average duration of the JP Morgan Global Government Bond Indices (both Non-U.S.  Hedged and Non-U.S.
Duration:         Unhedged)

----------------- ---------------------------------------------------------------------------------------------------------

                   This Portfolio Has Not Yet Commenced Investment Operations
    ------------------------ --------------------------------------------
     Hypothetical    Hypothetical Expenses Per $1,000 Investment, Assuming A 5%
     Expenses:       Annual Return     1 Year     3 Years    5 Years   10 Years
                                        $ 6       $ 19
     ------------------------ ------------------ ----------------------- ------



    ---------------------------------------------------------------------------
    INTERNATIONAL OPPORTUNITIES PORTFOLIO OPERATING EXPENSES

    ...........................................................................
    Advisory fees                                                        0.40%
    ...........................................................................
    12b-1 fees (1)                                                       ---
    ...........................................................................
    Administration fees (2)                                              0.05%
    ...........................................................................
    Other expenses (4)                                                   0.15%
    ---------------------------------------------------------------------------
    Operating expenses                                                   0.60%
    ---------------------------------------------------------------------------
    Interest expense  (3)                                                  ---
    ---------------------------------------------------------------------------
    Total fund operating expenses                                        0.60%
    ---------------------------------------------------------------------------

   (1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2) Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The incentive fee is not included in the figures above.
   (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions serve to increase the expense ratio of the Portfolios engaging in these investments. The Investment Adviser will engage in these transactions, only if it believes that it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) "Other Expenses" are based on estimated expenses for the current fiscal year.


                                              INTERNATIONAL CORPORATE PORTFOLIO

----------------- ----------------------------------------------------------------------------------------------------------
Investment        To attain a high level of total return as may be consistent with the preservation of capital
Objective:

----------------- ----------------------------------------------------------------------------------------------------------
Portfolio         Primarily invests in high quality corporate debt from worldwide bond markets, denominated in foreign
Description:      currencies

----------------- ----------------------------------------------------------------------------------------------------------
----------------- ----------------------------------------------------------------------------------------------------------
Performance       To outperform the JP Morgan Global Government Bond Index (Non-US Hedged)
Objective:

----------------- ----------------------------------------------------------------------------------------------------------
----------------- ----------------------------------------------------------------------------------------------------------
Investment              At least 65% of the  Portfolio's  total  assets  must be invested in  high-quality  corporate  debt
Policies and           securities from worldwide bond markets denominated in foreign currencies
Significant             Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on
Restrictions:          options unless it is being used for bona fide hedging purposes
                        For defensive  purposes the Portfolio may invest up to 100% of its total assets in short-term  U.S.
                       Government securities and money market instruments
                        Portfolio will maintain  investments  in corporate  debt  securities of issuers from at least three different countries
                        At least 65% of the  Portfolio's  total assets will be invested in corporate debt  securities  from jurisdictions outside the U.S.
                        Portfolio is non-diversified


----------------- ----------------------------------------------------------------------------------------------------------
Risks:                  Correlation risk                   Hedging risk                       Market risk
                        Credit risk                        Interest rate risk                 Non-diversification risk
                        Currency risk                      Liquidity risk                     Prepayment risk

----------------- ---------------------------------- ---------------------------------- ------------------------------------
Allowable               Dollar Roll Transactions           Hedging                            When Issued and Forward
Investment              Duration Management                Short Sales Transactions          Commitment Securities
Strategies:                                                TBA Transactions

----------------- ---------------------------------- ---------------------------------- ------------------------------------
Allowable               Asset-Backed Securities            Indexed Notes, Currency            Municipal Instruments
Investments:            Bank Obligations                  Exchange-Related Securities         Repurchase and Reverse
                        Brady Bonds                       and Similar Securities             Repurchase Agreements
                        Convertibles                       Inflation-Indexed                  Stripped Instruments
                        Corporate Debt Instruments        Securities                          U.S. Government and Agency
                        Foreign Instruments                Mortgage-Backed Securities        Securities
                        Illiquid Securities                Multi-National Currency            Warrants
                                                          Unit Securities or More             Zero Coupon Securities
                                                          Than One Denomination


----------------- ---------------------------------- ---------------------------------- ------------------------------------
Minimum Quality                                   S&P              Moody's             Thompson        Average Portfolio
Rating:               S&P        Moody's     (Short Term)       (Short-Term)          Bankwatch              Quality
                      BBB          Baa            A-2                P-2                  B                  AA (Aa)

----------------- ------------- ----------- ---------------- -------------------- ------------------- ----------------------
Average           The Portfolio's  average U.S.  Dollar-weighted  duration generally will not exceed one year plus or minus
Weighted          the average duration of the JP Morgan Global Government Bond Index (Non-US Hedged)
Duration:
----------------- ----------------------------------------------------------------------------------------------------------

                    This Portfolio Has Not Yet Commenced Investment Operations

    ------------------------ --------------------------------------------------
     Hypothetical  Hypothetical Expenses Per $1,000 Investment, Assuming A 5%
     Expenses:     Annual Return   1 Year         3 Years
                                   $ 3            $ 8

     ------------------------ ---------------------- ------------------- ------



    ----------------------------------------------------------------------------------------------------------------------------
    INTERATIONAL CORPORATE PORTFOLIO OPERATING EXPENSES
    (after expense reimbursements, shown as a percentage of average net assets)

    ============================================================================================================================
    Advisory fees  after waivers *                                                                   0.10%
    ............................................................................................................................
    12b-1 fees (1)                                                                                   ---
    ............................................................................................................................
    Administration fees (2)                                                                          0.05%
    ............................................................................................................................
    Other expenses (5)                                                                               0.10%
    ----------------------------------------------------------------------------------------------------------------------------
    Operating expenses, after waivers and reimbursements ** (4)                                      0.25%
    ----------------------------------------------------------------------------------------------------------------------------
    Interest expense  (3)                                                                            ---
    ----------------------------------------------------------------------------------------------------------------------------
    Total fund operating expenses                                                                    0.25%
    ============================================================================================================================
    ----------------------------------------------------------------------------------------------------------------------------
    *  Advisory fee before waivers                                                                   0.40%
    ............................................................................................................................
    **  Total fund operating expenses, excluding interest, before waivers and reimbursements         0.60%
    ............................................................................................................................

   (1) Under a Distribution Agreement effective May 29, 1998. between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2)  Under  an  Administration   Agreement  dated  May  29,
       1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing expense ratios of one or more Portfolios. The incentive fee is not included in the figures above.
   (3) The Portfolio may engage in reverse repurchase agreements and will incur an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions serve to increase the expense ratio of the Portfolios engaging in these investments. The Investment Adviser will only engage in these transactions, if it believes that it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) The Investment Adviser has voluntarily agreed to cap total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis) of the
       Portfolio's average net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.
   (5) "Other Expenses" are based on estimated expenses for the current fiscal year.





                                                 EMERGING MARKETS PORTFOLIO

----------------- ------------------------------------------------------------------------------------------------------------
Investment        To attain a high level of total return, as may be consistent with the preservation of capital
Objective:

----------------- ------------------------------------------------------------------------------------------------------------
Portfolio         Primarily invests in debt securities from bond markets in emerging markets countries,  denominated in local
Description:      currencies or OCED currencies

----------------- ------------------------------------------------------------------------------------------------------------
Performance       To outperform the JP Morgan Emerging Local Markets Index Plus
Objective:

----------------- ------------------------------------------------------------------------------------------------------------
Investment              At least 65% of the  Portfolio's  total assets must be invested in debt  securities from bond markets
Policies and           in emerging countries denominated in local currencies or currencies of OCED countries
Significant             Portfolio  may not invest  more than 5% of its net  assets in  futures  margins  and/or  premiums  on
Restrictions:          options unless it is being used for bona fide hedging purposes
                        For defensive  purposes,  the Portfolio may invest up to 100% of its total assets in short-term  U.S.
                       Government securities and money market instruments
                        Portfolio  will maintain  investments  in debt  securities  of issuers from at least three  different countries including the U.S.
                        At least 35% of the Portfolio's  total assets will be invested in debt securities from  jurisdictions outside the U.S.
                        The  Adviser/Sub-Adviser  intends to actively  manage the Portfolio and will allocate the Portfolio's investment  assets among various emerging  markets  countries (and  currencies).  Such allocations are not expected to be  comparable  to, nor as diverse as, the  allocations  accorded to such markets (and currencies) by the major bond market indices.
                        Portfolio  managers will screen out credit or default risks and highlight  potentially risky emerging market currencies by employing a fundamental economic analysis and internally developed models
                        Portfolio is non-diversified


----------------- ----------------------------------- ----------------------------------- -----------------------------------
Risks:                  Correlation risk                    Hedging risk                        Market risk
                        Credit risk                         Interest rate risk                  Non-diversification risk
                        Currency risk                       Liquidity risk                      Prepayment risk

----------------- ----------------------------------- ----------------------------------- -----------------------------------
Allowable               Dollar Roll Transactions            Hedging                             When Issued and Forward
Investment              Duration Management                 TBA Transactions                   Commitment Securities
Strategies:

----------------- ----------------------------------- ----------------------------------- ------------------------------------
Allowable               Asset-Backed Securities             Indexed Notes, Currency              Municipal Instruments
Investments:            Bank Obligations                   Exchange-Related Securities           Repurchase and Reverse
                        Brady Bonds                        and Similar Securities               Repurchase Agreements
                        Convertible Securities              Inflation-Indexed Securities         Stripped Instruments
                        Corporate Debt Instruments          Mortgage-Backed Securities           U.S. Government and Agency
                        Foreign Instruments                 Multi-National Currency Unit        Securities
                        Illiquid Securities                Securities or More Than One           Warrants
                                                           Denomination                          Zero Coupon Securities


----------------- ------------- -------------- ----------------- ---------------- ---------------- ---------------------------
Minimum Quality                                      S&P             Moody's         Thompson      Average Portfolio Quality
Rating:               S&P          Moody's       (Short Term)     (Short-Term)       Bankwatch                None
                      None          None             None             None             None
----------------- ------------- -------------- ----------------- ---------------- ---------------- ---------------------------
Average           The Portfolio's  average U.S.  Dollar-weighted  duration  generally will not exceed one year, plus or minus
Weighted          the average duration of the J.P Morgan Emerging Local Markets Index Plus
Duration:
----------------- ------------------------------------------------------------------------------------------------------------


-------------------------- ----------------------------------------------------
Hypothetical   Hypothetical Expenses Per $1,000 Investment, Assuming A 5%
Expenses:      Annual Return       1 Year      3 Years     5 Years     10 Years
                                    $ 11       $ 33

--------------------------- ---------------------- ----------------------------



---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET PORTFOLIO'S OPERATING EXPENSES
(after expense reimbursements, shown as a percentage of net average net assets)

 ...........................................................................................................................
Advisory fees                                                                                      0.75%
 ...........................................................................................................................
12b-1 fees (1)                                                                                      ---
 ...........................................................................................................................
Administration fees (2)                                                                            0.05%
 ...........................................................................................................................
Other expenses (4)                                                                                 0.23%
 ...........................................................................................................................
Operating expenses, after waivers and reimbursements (3)                                           1.03%
 ...........................................................................................................................
Interest expense  (5)                                                                               ---
---------------------------------------------------------------------------------------------------------------------------
Total fund operating expenses                                                                      1.03%
---------------------------------------------------------------------------------------------------------------------------

(1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
(2) Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratio for one or more Portfolios. The incentive fee is not included in the figures set forth above.
(3) The Investment Adviser has voluntarily agreed to cap the total operating expenses (exclusive of interest expense) at 1.50% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements in the event expenses fall below the cap.
(4)   "Other  Expenses" are based on  estimated  expenses for
     the current fiscal year.
(5) The Portfolio may engage in reverse repurchase agreements, and may incur an interest expense. Such expense equals the coupon rate of interest the dealer earns while the securities are in its possession.

------------------------------------------------------------------------------
EMERGING MARKET PORTFOLO'S FINANCIAL HIGHLIGHTS
(in u.s. dollars unless otherwise indicated)


---------------------------------------------------------------------------------------------------------------------------
                              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                  812/97* to
                                                                                                              12/31/97
---------------------------------------------------------------------------------------------------------- ----------------
Net asset value at beginning of period                                                                          10.00
---------------------------------------------------------------------------------------------------------- ----------------
Net investment income                                                                                           0.29
 .......................................................................................................... ................
Net realized gains or (losses) on investments, financial futures contacts and foreign currency-related         (0.41)
transactions
 .......................................................................................................... ................
Total investment income                                                                                        (0.12)
 .......................................................................................................... ................
Net distributions from investment income                                                                        0.29
---------------------------------------------------------------------------------------------------------- ----------------
Net asset value at end of period                                                                                9.59
---------------------------------------------------------------------------------------------------------- ----------------
Total return on investment                                                                                   (1.20%) (b)
---------------------------------------------------------------------------------------------------------- ----------------
Net assets at end of period in 000's                                                                           111,043
 .......................................................................................................... ................
Ratio of operating expenses to average net assets                                                             1.03% (a)
 .......................................................................................................... ................
Ratio of net income to average net assets                                                                     7.87% (a)
 .......................................................................................................... ................
Portfolio turnover rate                                                                                          16%
========================================================================================================== ----------------

(a)   Annualized
(b)   Not Annualized
*          Commencement of operations


                                                GLOBAL HIGH YIELD PORTFOLIO

----------------- ----------------------------------------------------------------------------------------------------------
Investment        To attain a high level of total return, as may be consistent with the preservation of capital
Objective:

----------------- ----------------------------------------------------------------------------------------------------------
Portfolio         Primarily invests in high yield debt securities
Description:

----------------- ----------------------------------------------------------------------------------------------------------
----------------- ----------------------------------------------------------------------------------------------------------
Performance       To outperform the Salomon Brothers BB+/B Rated Index
Objective:

----------------- ----------------------------------------------------------------------------------------------------------
----------------- ----------------------------------------------------------------------------------------------------------
Investment              At least 65% of the  Portfolio's  total assets must be invested in high yield debt  securities from
Policies and           worldwide bond markets denominated in both U.S. Dollars and foreign currencies
Significant             Portfolio  will maintain  investments in debt  securities of issuers from at least three  different
Restrictions:          countries including the U.S.
                        At  least  35%  of  the  Portfolio's  total  assets  will  be  invested  in  debt  securities  from jurisdictions outside the U.S.
                        For defensive purposes,  the Portfolio may invest up to 100% of its total assets in short-term U.S.
                       Government securities and money market instruments
                        Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on options unless it is being used for bona fide hedging purposes
                        Portfolio is non-diversified


----------------- ----------------------------------------------------------------------------------------------------------
Risks:                  Correlation risk                Hedging risk                         Market risk
                        Credit risk                     Interest rate risk                   Non-diversification risk
                        Currency risk                   Liquidity risk                       Prepayment risk

----------------- ------------------------------- ------------------------------------ -------------------------------------
Allowable               Dollar Roll Transactions        Hedging                              When Issued and Forward
Investment              Duration Management             Short Sales Transactions            Commitment Securities
Strategies:                                             TBA Transactions

----------------- ------------------------------- ------------------------------------ -------------------------------------
Allowable               Asset-Backed Securities         Indexed Notes, Currency              Municipal Instruments
Investments:            Bank Obligations               Exchange-Related Securities           Repurchase and Reverse
                        Brady Bonds                    and Similar Securities               Repurchase Agreements
                        Corporate Debt                  Inflation-Indexed Securities         Stripped Instruments
                       Instruments                      Mortgage-Backed Securities           U.S. Government and Agency
                        Foreign Instruments             Multi-National Currency Unit        Securities
                        Illiquid Securities            Securities or More Than One           Warrants
                                                       Denomination                          Zero Coupon Securities




Minimum Quality                               S&P            Moody's               Thompson            Average Portfolio
Rating:             S&P       Moody's     (Short Term)    (Short-Term)            Bankwatch                  Quality
                    None       None           None            None                   None                     None


Average           The Portfolio's average U.S.  Dollar-weighted  duration generally will not exceed one year, plus or minus
Weighted          the average duration of the Salomon Brothers BB+/B Rated Index
Duration:
----------------- ----------------------------------------------------------------------------------------------------------

                   This Portfolio Has Not Yet Commenced Investment Operations


    ------------------------ ---------------------------------------------------
     Hypothetical    Hypothetical Expenses Per $1,000 Investment, Assuming A 5%
     Expenses:       Annual Return   1 Year               3 Years
                                      $ 7                  $ 22

     ------------------------ -------------------- --------------------- -------



    ----------------------------------------------------------------------------------------------------------------------------
    GLOBAL HIGH YIELD PORTFOLIO OPERATING EXPENSES

    ............................................................................................................................
    Advisory fees                                                                                    0.50%
    ............................................................................................................................
    12b-1 fees (1)                                                                                   ---
    ............................................................................................................................
    Administration fees (2)                                                                          0.05%
    ............................................................................................................................
    Other expenses (4)                                                                               0.15%
    ----------------------------------------------------------------------------------------------------------------------------
    Operating expenses                                                                               0.70%
    ----------------------------------------------------------------------------------------------------------------------------
    Interest expense  (3)                                                                            ---
    ----------------------------------------------------------------------------------------------------------------------------
    Total fund operating expenses                                                                    0.70%
    ----------------------------------------------------------------------------------------------------------------------------

   (1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2)  Under  an  Administration   Agreement  dated  May  29,
       1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The incentive fee is not included in the figures above.
   (3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions increase the Portfolio's expense ratio. The Investment Adviser will only engage in these transactions if, it believes it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) "Other Expenses" are based on estimated expenses for the current fiscal year.






                                                INFLATION-INDEXED PORTFOLIO

----------------- ----------------------------------------------------------------------------------------------------------
Investment        To attain a high level of return,  in excess of inflation as may be consistent  with the  preservation of
Objective:        capital

----------------- ----------------------------------------------------------------------------------------------------------
Portfolio         Primarily  invests in securities with a coupon rate and/or  principal amount linked to the inflation rate
Description:      from worldwide bond markets denominated in both U.S. Dollars and foreign securities

----------------- ----------------------------------------------------------------------------------------------------------
----------------- ----------------------------------------------------------------------------------------------------------
Performance       To outperform the (benchmark).
Objective:

----------------- ----------------------------------------------------------------------------------------------------------
----------------- ----------------------------------------------------------------------------------------------------------
Investment              At least 65% of the Portfolio's  allowable  investments must be linked to the inflation rate in the
Policies and           applicable market of the issuer
Significant             Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on
Restrictions:          options unless it is being used for bona fide hedging purposes
                        For defensive purposes,  the Portfolio may invest up to 100% of its total assets in short-term U.S.
                       Government securities and money market instruments
                        Portfolio  is not required to invest any minimum  percentage  of its assets in debt  securities  of issuers located outside the U.S. nor in any minimum number of countries or currencies
                        Portfolio is non-diversified


----------------- ----------------------------------------------------------------------------------------------------------
Risks:                  Close out risk                    Hedging risk                        Market risk
                        Correlation risk                  Interest rate risk                  Non-diversification risk
                        Credit risk                       Liquidity risk                      Prepayment risk
                        Currency risk

----------------- --------------------------------- ----------------------------------- ------------------------------------
Allowable               Dollar Roll Transactions          Hedging                             When Issued and Forward
Investment              Duration Management               Short Sales Transactions           Commitment Securities
Strategies:                                               TBA Transactions

----------------- --------------------------------- ----------------------------------- ------------------------------------
Allowable               Asset-Backed Securities           Indexed Notes, Currency             Municipal Instruments
Investments:            Bank Obligations                 Exchange-Related Securities          Repurchase and Reverse
                        Brady Bonds                      and Similar Securities              Repurchase Agreements
                        Corporate Debt Instruments        Inflation-Indexed Securities        Stripped Instruments
                        Foreign Instruments               Mortgage-Backed Securities          U.S. Government and Agency
                        Illiquid Securities               Multi-National Currency            Securities
                                                         Unit Securities or More Than         Warrants
                                                         One Denomination                     Zero Coupon Securities


----------------- --------------------------------- ----------------------------------- ------------------------------------
Minimum Quality                                   S&P             Moody's            Thompson         Average Portfolio
Rating:              S&P        Moody's      (Short Term)      (Short-Term)         Bankwatch               Quality
                     BBB          Baa             A-2               P-2                 B                   AA (Aa)

----------------- ----------- ------------- ---------------- ------------------ ------------------- ------------------------
Average           The Portfolio's average U.S.  dollar-weighted  duration generally will not exceed one year, plus or minus
Weighted          the average duration of the (benchmark)
Duration:
----------------- ----------------------------------------------------------------------------------------------------------


                     This Portfolio Has Not Yet Commenced Investment Operations

   ------------------------- --------------------------------------------------
    Hypothetical    Hypothetical Expenses Per $1,000 Investment, Assuming A 5%
    Expenses:       Annual Return    1 Year               3 Years
                                       $ 6                  $ 19

    ------------------------- ---------------------- --------------------------



   -----------------------------------------------------------------------------------------------------------------------------
   INFLATION-INDEXED PORTFOLIO OPERATING EXPENSES
   (after expense reimbursements, shown as a percentage of average net assets)

   .............................................................................................................................
   Advisory fees                                                                                     0.40%
   .............................................................................................................................
   12b-1 fees (1)                                                                                    ---
   .............................................................................................................................
   Administration fees (2)                                                                           0.05%
   .............................................................................................................................
   Other expenses (4)                                                                                0.15%
   -----------------------------------------------------------------------------------------------------------------------------
   Operating expenses                                                                                0.60%
   -----------------------------------------------------------------------------------------------------------------------------
   Interest expense  (3)                                                                             ---
   -----------------------------------------------------------------------------------------------------------------------------
   Total fund operating expenses                                                                     0.60%
   -----------------------------------------------------------------------------------------------------------------------------

(1) Under a Distribution Agreement effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
(2) Under an Administration Agreement dated May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The incentive fee is not included in the figures above.
(3) The Portfolio may engage in reverse repurchase agreements. The Portfolio incurs an interest expense when engaging in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions serve to increase the Portfolio' expense ratio when engaging in these investments. The Investment Adviser will only engage in these transactions if, it believes it can earn a higher rate of interest on the securities it purchases with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
(4) "Other Expenses" are based on estimated expenses for the current fiscal year.





                                             INFLATION-INDEXED HEDGED PORTFOLIO

----------------- ----------------------------------------------------------------------------------------------------------
Investment        To attain a high level of return,  in excess of inflation,  as may be consistent with the preservation of
Objective:        capital

----------------- ----------------------------------------------------------------------------------------------------------
Portfolio         Primarily invests in securities with a coupon rate and/or principal amount,  linked to the inflation rate
Description:      from  worldwide  bond  markets,  denominated  in both U.S.  Dollars and foreign  securities  and actively utilizes currency hedging techniques

----------------- ----------------------------------------------------------------------------------------------------------
Performance       To outperform the (benchmark).
Objective:

----------------- ----------------------------------------------------------------------------------------------------------
Investment              At least 65% of the Portfolio's  allowable  investments  must be linked to the interest rate in the
Policies and           applicable market of the issuer
Significant             Portfolio  may not invest  more than 5% of its net assets in futures  margins  and/or  premiums  on
Restrictions:          options unless it is being used for bona fide hedging purposes
                        As a fundamental  policy,  the Portfolio will attempt to hedge at least 65% of its foreign currency denominated assets against foreign currency risks to the extent feasible
                        For defensive purposes,  the Portfolio may invest up to 100% of its total assets in short-term U.S.
                       Government securities and money market instruments
                        Portfolio  is not required to invest any minimum  percentage  of its assets in debt  securities  of issuers located outside the U.S. nor in any minimum number of countries or currencies
                        Portfolio is non-diversified


----------------- ---------------------------------- ----------------------------------- -----------------------------------
Risks:                  Close out risk                     Hedging risk                        Market risk
                        Correlation risk                   Interest rate risk                  Non-diversification risk
                        Credit risk                        Liquidity risk                      Prepayment risk
                        Currency risk

----------------- ---------------------------------- ----------------------------------- -----------------------------------
Allowable               Dollar Roll Transactions           Hedging                             When Issued and Forward
Investment              Duration Management                Short Sales Transactions           Commitment Securities
Strategies:                                                TBA Transactions

----------------- ---------------------------------- ----------------------------------- -----------------------------------
Allowable               Asset-Backed Securities            Indexed Notes, Currency             Municipal Instruments
Investments:            Bank Obligations                  Exchange-Related Securities          Repurchase and Reverse
                        Brady Bonds                       and Similar Securities              Repurchase Agreements
                        Corporate Debt Instruments        Inflation-Indexed Securities         Stripped Instruments
                        Foreign Instruments                Mortgage-Backed Securities          U.S. Government and Agency
                        Illiquid Securities                Multi-National Currency            Securities
                                                          Unit Securities or More Than         Warrants
                                                          One Denomination                     Zero Coupon Securities


----------------- ---------------------------------- ----------------------------------- -----------------------------------
Minimum Quality                                      S&P             Moody's           Thompson        Average Portfolio
Rating:              S&P          Moody's        (Short Term)     (Short-Term)        Bankwatch              Quality
                     BBB            Baa              A-2               P-2                B                  AA (Aa)

----------------- ----------- ---------------- ----------------- ---------------- ------------------- ----------------------
Average           The Portfolio's average U.S.  Dollar-weighted  duration generally will not exceed one year, plus or minus
Weighted          the average duration of the (benchmark)
Maturity:
----------------- ----------------------------------------------------------------------------------------------------------

                    This Portfolio Has Not Yet Commenced Investment Operations

    --------------------------------------------------------------------------
     Hypothetical  Hypothetical Expenses Per $1,000 Investment, Assuming A 5%
     Expenses:     Annual Return      1 Year               3 Years
                                       $ 6                  $ 19

     -------------------------------------- ---------------------------------




    ----------------------------------------------------------------------------------------------------------------------------
    INFLATION-INDEXED HEDGED PORTFOLIO OPERATING EXPENSES

    ............................................................................................................................
    Advisory fees                                                                                    0.40%
    ............................................................................................................................
    12b-1 fees (1)                                                                                   ---
    ............................................................................................................................
    Administration fees (2)                                                                          0.05%
    ............................................................................................................................
    Other expenses (4)                                                                               0.15%
    ............................................................................................................................
    Operating expenses                                                                               0.60%
    ............................................................................................................................
    Interest expense  (3)                                                                            ---
    ----------------------------------------------------------------------------------------------------------------------------
    Total fund operating expenses                                                                    0.60%
    ----------------------------------------------------------------------------------------------------------------------------

   (1) Under a Distribution Agreement, effective May 29, 1998, between the Fund and AMT Capital Securities, LLC, AMT Capital Securities provides distribution services at no cost to the Fund.
   (2)  Under  an  Administration   Agreement  dated  May  29,
       1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios for one or more Portfolios. The incentive fee is not included in the figures above.
   (3) The Portfolio may engage in reverse repurchase agreements. A Portfolio incurs an interest expense when it engages in these transactions, equaling the coupon rate of interest the dealer earns while the securities are in its possession. These transactions serve to increase the Portfolio's expense ratio. The Investment Adviser will only engage in these transactions if it believes it can earn a higher rate of interest on the securities it purchases, with the cash received from the dealer, rather than the rate of interest it must pay to the dealer. The Investment Adviser may or may not succeed in receiving a net interest income on these transactions.
   (4) "Other Expenses" are based on estimated expenses for the current fiscal year.









                    INVESTMENT INFORMATION

GENERAL INVESTMENT TECHNIQUES/STRATEGIES AND ASSOCIATED RISKS

Dollar Roll Transactions
Dollar   roll   transactions    consist   of   the   sale   of
mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price.

         Risks: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll.


Duration Management
Duration measures a bond's price volatility, incorporating the following factors:
a.                 the bond's yield,
b.                 coupon interest payments,
c.                 final maturity,
d.                 call features, and
e.                 prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of
principal,   duration  is  always  less  than   maturity.   In
general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that underlie them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

         Risks: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.


Hedging
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodities prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a. engaging in swaps;            d.    purchasing and selling futures contracts;
b. purchasing and selling caps,  e.    purchasing and selling options;
   floors and collars;
c. purchasing or selling forward exchange contracts;


All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in broker's the account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:
     1.   the securities,
     2.   the foreign currency subject to the futures,
     3.   the forward currency contract, or
     4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract with the Fund's custodian.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

a.    Swaps
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive funds, the amount of which is determined by reference to an underlying mortgage security. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.    Caps, Floors and Collars
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar
incorporates  a  cap  and  a  floor  in  one   transaction  as
described above.

c.    Forward Foreign Exchange Contracts
A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d.   Futures Transactions
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical
offsetting   futures   contract   that  cancels  the  original
contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends still may not produce the intended results for the Portfolio.

e.    Options
An option is a contractual right, but not an obligation, to buy (call) or sell (put) property that is guaranteed in exchange  for  an  agreed  upon  sum.  If  the  right  is  not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying stock. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into any:
     1. currency swap,
     2. interest rate swap,
     3. mortgage swap,
     4. cap,
     5. or floor transactions,
unless the unsecured commercial paper, senior debt or claims paying ability of the counter party is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated by such rating organizations, it must be determined to be of comparable quality by the Investment Adviser.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related
         Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


Short Sales
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         Risks: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.


TBA (To Be Announced) Transactions
In a TBA transaction, the type of mortgage-related securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


         Risks:  The  value  of the  security  on the  date of
         delivery  may  be  less  than  its  purchase   price,
         presenting a possible loss of asset value


When Issued and Forward Commitment Securities
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         Risks:  The  value  of the  security  on the  date of
         delivery  may  be  less  than  its  purchase   price,
         presenting a possible loss of asset value.


   GENERAL DESCRIPTION OF INVESTMENTS AND ASSOCIATED RISKS

Asset-Backed Securities
Asset-backed securities are secured by or backed by assets other than mortgage-related assets, such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, however, the underlying assets are not first lien mortgage loans or interests, but include assets such as:
a.        motor vehicle installment sale contracts,
b.        other installment sale contracts,
c.        home equity loans,
d.        leases  of  various   types  of  real  and  personal
          property, and
e. receivables from revolving credit (credit card) agreements.

Portfolios will only purchase asset-backed securities that the Investment Adviser determines to be liquid.

         Risks: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will
         reduce  or  increase  yield  to  maturity,   while  a
         prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.


Bank Obligations
Bank obligations are bank issued securities.  These instruments include:

a.    Time Deposits,     e. Deposit Notes,   h. Variable Rate Notes,
b.    Certificates of    f. Eurodollar Time  i. Loan Participations,
      Deposit,              deposits,        j. Variable Amount Master Demand
                                                Notes,
c.    Bankers'           g. Eurodollar       k. Yankee CDs, and
      Acceptances,          Certificates of  l. Custodial Receipts
d.    Bank Notes,           Deposit,

         Risks:   Investing  in  bank  obligations  exposes  a
         Portfolio  to  risks   associated  with  the  banking
         industry such as interest rate and credit risks.


Brady Bonds
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Risks: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


Convertible Securities
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         Risks: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.


Corporate Debt Instruments
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of the security to be in the Portfolio's best interests.

         Risks:   Investing  in  corporate   debt   securities
         subjects a Portfolio to interest rate changes and credit risks.


Foreign Instruments

a.  Foreign Securities
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolios to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Global and International Portfolios, other than Emerging Markets, will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b.  Foreign   Government,   International   and  Supranational
         Agency Securities
These securities include debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

         Risks:  Generally,  foreign  financial  markets  have
         substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. Investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of these could cause declines in investment return.

c.   Emerging Markets Securities
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Composite Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

         Risks: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:


  a.    relatively unstable governments;                               d.    restrictions on foreign ownership;
         b.    present the risk of sudden adverse government           e.    prohibitions of repatriation of assets; or
               action;                                                 f.    less  protection  of property  rights than
         c.    nationalization of businesses;                                more developed countries


         The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.


Illiquid Securities
Illiquid securities are securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Portfolio has valued the investments. These include:
1.    securities  with legal or  contractual  restrictions  on
     resale,
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and
3.    securities   not   having   readily   available   market
     quotations.
Although mutual fund Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the 1933 Securities Act, as amended, but which can be sold to qualified institutional buyers in accordance with Rule-144A under that Act. Rule-144A securities generally must be sold to other qualified institutional buyers. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. If a particular investment in Rule-144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Risks:  Investing  in  illiquid  securities  presents
         the  potential   risks  of  tying  up  a  Portfolio's
         assets at a time when liquidating assets may be necessary to meet debts and obligations.



Indexed  Notes,  Currency  Exchange-Related  Securities  and
Similar Securities
These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         Risks: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which each Portfolio may invest.


Inflation-Indexed Securities
Inflation-Indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for
Urban   Consumers.   These  securities  may  be  eligible  for
coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         Risks: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.


Mortgage-Backed Instruments
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely
or  primarily  by,  "pools"  of   residential  or  commercial
mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, but the two most common being:
1.    Mortgage-pass through securities issued by
     a.    the  Government   National   Mortgage   Association
     (Ginnie Mae),
     b.    the Federal National Mortgage  Association  (Fannie
     Mae),
     c.   the   Federal   Home   Loan   Mortgage   Corporation
     (Freddie Mac),
     d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities, and
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives  collateralized by mortgage  pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         Risks: Portfolios may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


Multi-National  Currency  Unit  Securities  or More  Than One
Currency Denomination
Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). Each Portfolio may invest in securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         Risks: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.


Municipal Instruments
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         Risks: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.


Repurchase and Reverse Repurchase Agreements
Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Fund will maintain a segregated custodial account for each Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         Risks: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur to all or part of the income, proceeds or rights in the security.


Stripped Instruments
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments
(IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:
a.    Municipal Bond Strips
b.    Treasury Strips
c.    Stripped Mortgage-Backed Securities

         Risks: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


Total Return Swaps
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         Risks:   A  total   return   swap  may  result  in  a
         Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument.



U.S.     Government    and    Agency     Securities    and
Government-Sponsored Enterprises/Federal Agencies
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S.
Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolios may also invest in other securities may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:
     a.   U.S. Treasury Department
     b.   Farmer's Home Administration
     c.   Federal Home Loan Mortgage Corporation
     d.   Federal National Mortgage Association
     e.   Student Loan Marketing Association
     f.   Government National Mortgage Association


         Risks:  Investing  in  securities  backed by the full
         faith  and   credit  of  the  U.S.   Government   are
         guaranteed only as to interest rate and face value at maturity, not its current market price.


Warrants
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

         Risks: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.


Zero Coupon Securities
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         Risks: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.


                     PORTFOLIO TURNOVER

Costs associated with Portfolio turnover have historically been and are expected to remain low relative to equity fund turnover costs. These anticipated Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration and could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.





                   SHAREHOLDER INFORMATION


                 DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by AMT Capital Securities, L.L.C. pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.


                          PURCHASES

Shares of each Portfolio, other than Emerging Markets, Global High Yield and Global Tactical Exposure may be purchased at each Portoflio's net asset value next determined after receipt of the order. Submitted orders should include a completed Account Application to AMT Capital Securities or Investors Capital and a wiring of federal funds to AMT Capital's "Fund Purchase Account" at Investors Bank & Trust Company (IBT) in Boston, Massachusetts. IBT serves as the Fund's transfer agent. The offering of shares of each Portfolio is continuous and purchases of shares may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. These Portfolios offer shares at a public offering price equal to the net asset value next determined after a purchase order becomes effective.

The minimum initial investment in any Portfolio of the Fund is $100,000, which may be waived at the discretion of the Investment Adviser or Distributor. Additional purchases or redemptions may be of any amount. There are no sales commissions (loads) or 12b-1 fees. Share purchases must be made by wire transfer of Federal funds. Subject to the above offering dates, initial share purchase orders are effective on the date AMT Capital/Investors Capital receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with the Transfer Agent as set forth below. The shareholder's bank may impose a charge to execute the wire transfer.

In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must call Investors Capital at (800) 762-4848 [or within the City of New York, (212) 332-5211] prior to 4:00 p.m. Eastern time to inform the Fund of the incoming wire transfer. Investors must clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification after 4:00 p.m. Eastern time or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are received. Shares purchased will begin accruing dividends on the day Federal funds are received.


                         REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (as described below). In the case of the Global and International Portfolios, if notice of redemption is received by the Transfer Agent by 4:00 p.m. Eastern Time on any Business Day, the redemption will be effective. Payment will be made within seven calendar days, but generally two business days following receipt of such notice. If the notice is received on a day that is not a Business Day or after 4:00 p.m. Eastern the redemption notice will be deemed received as of the next Business Day.

No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application Form) must provide the Transfer Agent with:
1.    the dollar or share amount to be redeemed;
2. the account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
3.    the name of the shareholder; and
4.    the shareholder's account number.

Shares  redeemed   receive   dividends   declared  up  to  and
including  the  day  preceding  the  day  of  the   redemption
payment.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A shareholder may request redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 day's prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund may also redeem shares in an account of the shareholder as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


               DETERMINATION OF NET ASSET VALUE

Portfolio net asset value is determined by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day for each Portfolio.


                          DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short-, mid- or long-term capital gains (i.e., with respect to assets held more than one year), the Fund will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day.

                        VOTING RIGHTS

Each  share  of the Fund  gives  the  shareholder  one vote in
Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.

                      TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes
Each active Portfolio currently qualifies and intends to continue to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended. To be a RIC, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC while distributing all of its taxable income, and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. In any year a Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders will be taxable as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain.

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable mid-term or long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction. Under the Taxpayer Relief Act of 1997, different tax rates apply to net capital gain depending on the taxpayers holding period and marginal rate of federal income tax. Generally, these are 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Each Portfolio will notify its shareholders regarding the portions of any net capital gain distribution taxed at the 28% and 20% tax rates.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

State and Local Taxes
A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.


                       FUND MANAGEMENT

                      BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."


                      INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $29 billion in assets for numerous fixed-income Portfolios. The Adviser currently advises over 90 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of
$200   million.   The   Investment   Adviser   is   also   the
sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                    INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an
affiliate   of  the   Investment   Adviser,   is  the  foreign
sub-adviser to the Global and International Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $6 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for
each  of  the  Global  and   International   Portfolios.   The
Sub-Adviser's offices are located at 3 Royal Court, The Royal Exchange, London, EC 3V 3RA. The Investment Sub-adviser is directly or indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                      PORTFOLIO MANAGERS

Liaquat Ahamed, Managing Director. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.

Simon G. Hard, General Manager of the Sub--Adviser. Mr. Hard joined FFTW in 1989 from Mercury Asset Management, the investment affiliate of S.G. Warburg & Co., Ltd. His responsibilities there included the formulation of global bond and currency investment policies, and the management of interest rate and currency exposures of the firm's specialist non-dollar portfolios. Mr. Hard was previously first vice president and London branch manager of Julius Baer Investment Management, Inc. Mr. Hard has an MA in modern history from Lincoln College, Oxford University and an Mphil in the history and philosophy of science from Wolfson College, Cambridge University.


                        ADMINISTRATOR

Pursuant to an Administration Agreement dated May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services.

The Fund pays Investors Capital a monthly fee at an annual rate of 0.07% of the average daily net assets of the Fund on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay
Investors   Capital  an   incentive   fee  for   reducing  the
Portfolio   expense  ratio  of  one  or  more  of  the  Fund's
Portfolios below the specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.


            POTENTIAL YEAR 2000 PROBLEM

                  Like    other    mutual    funds,
financial    and   business    organizations    and
individuals  around  the  world,  the Fund could be
adversely  affected if the  computer  systems  used
by  the  advisor/administrator  and  other  service
providers  do not  properly  process and  calculate
date-related  information  and data  from and after
January  1,  2000.  This is  commonly  known as the
"Year  2000  Problem."  The   advisor/administrator
are taking steps that they  believe are  reasonably
designed  to  address  the Year 2000  Problem  with
respect to  computer  systems  that they use and to
obtain   reasonable   assurances   that  comparable
steps are being  taken by the  Fund's  other  major
service  providers.  At this time,  however,  there
can  be no  assurance  that  these  steps  will  be
sufficient  to  avoid  any  adverse  impact  to the
Fund nor can there be any  assurance  that the Year
2000  Problem  will not have an  adverse  effect on
the  companies  whose  securities  are  held by the
Fund   or   on   global   markets   or   economies,
generally.





                        CONTROL PERSON

As of August 31, 1998, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Fund that represent _____% of the Fund's total net assets and therefore, may be deemed a control person.


                CUSTODIAN AND ACCOUNTING AGENT

Investors  Bank  &  Trust  Company,  P.O.  Box  1537,  Boston,
Massachusetts 02205-1537, is Custodian and Auditing Agent for the Fund.


            TRANSFER AND DIVIDEND DISBURSING AGENT

Investors  Bank  &  Trust  Company,  P.O.  Box  1537,  Boston,
Massachusetts 02205-1537, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.


                        LEGAL COUNSEL

Dechert  Price &  Rhoads,  1500 K  Street,  N.W.,  Washington,
D.C.  20005-1208, is legal counsel for the Fund.


                     INDEPENDENT AUDITORS

Ernst & Young LLP,  787  Seventh  Avenue,  New York,  New York
10019,  is the  independent  auditor  for  the  Fund.  Ernst &
Young LLP also renders  accounting  services to the Investment
Adviser.


                    SHAREHOLDER INQUIRIES

Fund   inquiries  may  be  made  by  writing  to  AMT  Capital
Securities,  LLC.,  399 Park Avenue,  New York, New York 10022
or by calling  Investors  Capital at (800)  762-4848 [or (212)
332-5211, if within New York City].











                                FFTW FUNDS, INC.

200 Park Avenue, 46th Floor, New York, New York  10166 (212) 681-3000



                       Distributed by:
                 AMT CAPITAL SECURITIES, LLC
                       600 Fifth Avenue
                      New York, NY 10020
                        (212) 332-5211




                                         STATEMENT OF ADDITIONAL INFORMATION
                      September __, 1998

FFTW Funds, Inc. (the "Fund") is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"). The Fund
currently consists of twenty-one portfolios (each a "Portfolio") grouped in two Prospectuses as described below:

    U.S. Portfolios Prospectus            Global and International Portfolios
                                                            Prospectus
    --------------------------------------- -------------------------------
    Money Market                            Worldwide

    Mortgage LIBOR                          Worldwide-Hedged

    U.S. Short-Term                         International

    Stable Return                           Global Tactical Exposure

    Mortgage Total Return                   International Opportunities

    Asset-Backed                            International Corporate

    High Yield                              Emerging Markets

    Enhanced Index                          Global High Yield

    U.S. Treasury                           Inflation-Indexed

    U.S. Corporate                          Inflation-Indexed Hedged

    Broad Market


This Statement of Additional Information is not a prospectus and should be read in conjunction with each Portfolio's Prospectus dated September __, 1998. The two Prospectuses have been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing AMT Capital Securities at the telephone number or address stated above. This Statement of Additional Information incorporates by reference the Prospectus.


                           CONTENTS


                                                                           Page
    Overview of the Fund                                                   3
         History of the Fund                                               3
         Organization of the Fund                                          3
         Management of the Fund                                            3
         Principal Securities Holders                                      8
         Distribution of Fund Shares                                      11
    Supplemental Investment Information                                   12
         Supplemental Descriptions of Investments                         12
         Supplemental Descriptions of Investment Techniques               16
         Supplemental Discussion of Risks Associated with the fund's
         Investment Policies and Investment Techniques                    16
         Supplemental Hedging Techniques                                  19
         Investment Restrictions                                          26
         Portfolio Transactions                                           28
    Supplemental Tax Considerations                                       29
    Shareholder Information                                               33
    Calculation of Performance Data                                       34
    Financial Statements                                                  36
    Appendix                                                              37
         Merrill Lynch 1-2.99 Year Treasury Index                         37
         Quality Rating Descriptions                                      37




OVERVIEW OF THE FUND

                    HISTORY OF THE FUND

From its inception on February 23, 1989 to September 27, 1989, Fund's name was "FFTW Institutional Reserves Fund, Inc.". The Fund commenced operations on December 6, 1989. From September 27, 1989 to July 22, 1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term Portfolio commenced operations on December 6, 1989, Worldwide Portfolio commenced operations on April 15, 1992 and Worldwide-Hedged Portfolio commenced operations on May 19, 1992. These Portfolios were called the Short-Term
Series (and prior to September 18, 1991 as FFTW Institutional Reserves Fund), Worldwide Series and Worldwide Hedged Series, respectively. The Board of Directors recently approved a name change for several Portfolios, eliminating "Fixed Income" from their name. In August of 1998, the name of the International-Hedged Portfolio was changed to the Global Tactical Exposure Portfolio.

                        ORGANIZATION OF THE FUND

Stock Issuance
The   Fund's    authorized    capital   stock    consists   of
4,200,000,000   shares,   each  with  $.001  par  value.  Each
Portfolio has been allocated 200,000,000 shares.

Shareholder Voting
Each Portfolio's shares have equal voting rights--all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non-assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights.

The Fund's shares have non-cumulative voting rights. Thus, in a Board of Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the
Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors.

Cross Portfolio Liability
No Portfolio of the Fund shall be liable for the obligations of any other Portfolio.


                    MANAGEMENT OF THE FUND

Board of Directors and Officers
The Fund is managed by its Board of Directors. The individuals listed below are the officers and directors of the Fund. An asterisk (*) placed next to the name of each director means the director is an "interested person" of the Fund. Such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of his affiliation with the Fund or the Investment Adviser.

John C Head III, Fund Director
1330 Avenue of the Americas, New York, New York Mr. Head has been a Managing Member of Head & Company L.L.C. since 1987. He is Chairman of the Board of ESG Re Limited and a
Director of PartnerRe Ltd., Kiln Capital plc and other private companies.

Lawrence B. Krause, Fund Director
University of California - San Diego ("UCSD"), La Jolla, CA. Mr. Krause is a member of the Editorial Advisory Board of the Political Science Quarterly, a member of the Council on Foreign Relations, and Vice-Chairman of the U.S. National Committee for Pacific Economic Cooperation. In December, 1990, he was selected as the first holder of the Pacific Economic Cooperation Chair at UCSD. In 1989, Mr. Krause became the Director, Korea-Pacific Program at UCSD. In 1988, he was named Coordinator of the Pacific Economic Outlook Project for the Pacific Economic Cooperation Conference. Mr. Krause was the first appointment to the new Graduate School of International Relations and Pacific Studies at UCSD and joined the faculty as a professor on January 1, 1987. From 1969 - 1986 Mr. Krause was a senior fellow of the Brookings Institution. Mr. Krause is also an author of numerous publications.

*Onder John Olcay, Fund Chairman of the Board
200  Park  Avenue,   New  York,  NY.  Mr.  Olcay  has  been  a
shareholder and Managing Director of the Investment Adviser for the last six years.

Stephen P. Casper,  Fund Treasurer & Managing Director
200 Park Avenue, New York, NY Mr. Casper has been a shareholder and Managing Director of the Investment Adviser since December 1991. In addition, Mr. Casper has been the Chief Financial Officer of the Investment Adviser since February 1990. From March 1984 through January 1990, Mr. Casper was Treasurer of Rockefeller & Company, a registered investment adviser.

Carla E. Dearing,  Fund Assistant Treasurer
600 Fifth Avenue, New York, NY. Ms. Dearing serves as President and Director of Investors Capital Services and was a co-founder of the firm in March, 1992. Ms. Dearing was a former Vice President of Morgan Stanley & Co., where she worked from June 1984 to August 1986 and from November 1988 to January 1992.

William E. Vastardis,  Fund Secretary and Treasurer
600 Fifth Avenue, New York, NY. Mr. Vastardis serves as Managing Director and Head of Fund Administration for Investors Capital Services. Prior to April 1992, Mr. Vastardis served as Vice President and head of the Vanguard Group Inc.'s private label administration unit for seven years, after working six years in Vanguard's fund accounting operations.


No employee of the Investment Adviser nor Investors Capital Services receives compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or Investors Capital Services or any of their affiliates, a fee of $1,000 for each meeting attended, and each of the Directors receive an annual retainer of $20,000 which is paid in quarterly installments.




                                             Director's Compensation Table
                                          Fiscal Year Ended December 31, 1997
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
         Director             Aggregate Compensation         Pension or           Estimated      Total Compensation From
                                 From Registrant         Retirement Benefits       Annual          Registrant and Fund
                                                         Accrued As Part of     benefits Upon   Complex Paid to Directors
                                                            Fund Expenses        Retirement
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Stephen P. Casper                                   $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
John C Head III                                $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Lawrence B. Krause                             $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Paul Meek                                      $20,000                     $0               $0                    $20,000
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Onder John Olcay                                    $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
--------------------------- --------------------------- ---------------------- ---------------- --------------------------
Stephen J. Constantine                              $0                     $0               $0                         $0
--------------------------- --------------------------- ---------------------- ---------------- --------------------------

By virtue of the responsibilities assumed by the Investment Adviser and Investors Capital Services and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of March 31, 1997.

Investment Adviser and Sub-Adviser Agreements
The Fund has two sets of advisory agreements, one for U.S. Short-Term, Worldwide and Worldwide-Hedged, and one for each of the other eighteen Portfolios. The Fund also has two
sets  of  sub-advisory  agreements,   one  for  Worldwide  and
Worldwide-Hedged, and one for each of other Global and International Portfolios.

Pursuant to their terms, the advisory agreements between the Fund and the Investment Adviser (the "Advisory Agreements")
and  the   sub-advisory   agreements   (the   "Sub-Advisory
Agreements") between the Investment Adviser and its affiliate Fischer Francis Trees & Watts (the "Sub-Adviser"), remain in effect for two years following their date of execution. Thereafter, such agreements will automatically continue for successive annual periods. Continuance thereafter, is specifically approved at least annually. Continuance is voted on by the Board of Directors or the vote of a Portfolio's "majority" (as defined in the 1940 Act) of outstanding voting shares as a single class, provided, that in either event, the continuance is also approved by:
a. at least a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund,
b.    the Investment Adviser, or
c. the Sub-Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.
The following table highlights the dates in which the Advisory Agreements were last approved by the Board of Directors and by a majority of shareholders

            Last Advisory Agreement Approval Dates


             U.S. Portfolios                         Last Board Approval                 Last Shareholder Approval
              Money Market                                 2/11/98                                1/21/97
             Mortgage LIBOR                                7/7/98
            U.S. Short -Term                               2/11/98                                 4/3/91
              Stable Return                                2/11/98                                2/18/93
          Mortgage Total Return                            2/11/98                                 1/2/96
              Asset-Backed                                 7/7/98
               High-Yield                                  7/7/98
             Enhanced Index                                7/7/98
              U.S. Treasury                                2/11/98                                1/21/97
             U.S. Corporate                                7/7/98
              Broad Market                                 2/11/98                                1/21/97


        International Portfolios                     Last Board Approval                 Last Shareholder Approval
                Worldwide                                  2/11/98                                12/31/92
            Worldwide-Hedged                               2/11/98                                12/31/92
              International                                2/11/98                                2/18/93
        Global Tactical Exposure                           2/11/98                                2/18/93
       International Opportunities                         7/7/98
         International Corporate                           7/7/98
            Emerging Markets                               2/11/98                                1/21/97
            Global High-Yield                              7/7/98
            Inflation-Indexed                              2/11/98                                1/21/97
        Inflation-Indexed Hedged                           2/11/98                                1/21/97

The  following  table   highlights  the  dates  in  which  the
Sub-Advisory Agreements were last approved by the Board of Directors and by a majority of shareholders.

          Last Sub-Advisory Agreement Approval Dates



        International Portfolios                     Last Board Approval                 Last Shareholder Approval
                Worldwide                                  2/11/98                                12/31/92
            Worldwide-Hedged                               2/11/98                                12/31/92
              International                                2/11/98                                2/18/93
        Global Tactical Exposure                           2/11/98                                2/18/93
       International Opportunities                         7/7/98
         International Corporate                           7/7/98
            Emerging Markets                               2/11/98                                1/21/97
            Global High-Yield                              7/7/98
            Inflation-Indexed                              2/11/98                                1/21/97
        Inflation-Indexed Hedged                           2/11/98                                1/21/97


Each  Advisory  and   Sub-Advisory   Agreement  is  terminable
without penalty:
a.    on not  less  than  60  days'  notice  by the  Board  of
     Directors;
b. by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class; or
c. upon not less than 60 days' notice by the Investment Adviser or the Sub-Adviser.
Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

Adviser's/Sub-Adviser's Payment of Fund Expenses
The Investment  Adviser pays all of its expenses  arising from
its   performance   obligations   pursuant  to  the   Advisory
Agreements, including:
a. all executive salaries and expenses of the Fund's directors,
b.    officers employed by the Investment Adviser, or
c.    its affiliates and office rent of the Fund.

The Investment Adviser will pay all of the fees payable to its affiliate as Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

Fund's Payment of Fund Expenses
Subject to the expense  reimbursement  provisions described in
the   Prospectus   under  "Fund   Expenses,"   other  expenses
incurred in the operation of the Fund are borne by the Fund, including, without limitation:



a.    investment advisory fees,                          k.    sale,
b.    brokerage commissions,                             l.    repurchase or redemption of shares,
c.    insurance  premiums  and  extraordinary  expenses  m.    expenses  of  registering  and  qualifying  shares of the
     such as litigation expenses,                             Fund under federal and state laws and regulations,
d.    fees and expenses of independent attorneys,        n.    expenses of printing and distributing reports,
e.    auditors,                                          o.    notices and proxy materials to existing shareholders,
f.    custodians,                                        p.    expenses  of  printing  and  filing   reports  and  other
                                                              documents filed with governmental agencies,
g.    accounting agents,                                 q.    expenses of annual and special shareholders' meetings,
h.    transfer agents,                                   r.    membership dues in the Investment Company Institute,
i.    taxes,                                             s.    interest,
j.    cost  of  stock   certificates   and  any   other  t.    fees and  expenses of  directors  of the Fund who are not
     expenses (including clerical expenses) of issue,         employees of the Investment Adviser or its affiliates.


Portfolio's Payment of Fund Expenses
Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation (subject to expense caps as described under "Fund Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (each of U.S. Short-Term, Worldwide and Worldwide-Hedged pays its fees quarterly) calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):

                  U.S. Portfolios                               Rates
                  Money Market      ............................0.10%
                  Mortgage LIBOR    ............................0.30%
                  U.S. Short -Term* 0.15%
                  Stable Return**   ............................0.15%
                  Mortgage Total Return***......................0.30%
                  Asset-Backed      ............................0.10%
                  U.S. High-Yield   ............................0.10%
                  Enhanced Index    ............................0.35%
                  U.S. Treasury     ............................0.30%
                  U.S. Corporate    ............................0.10%
                  Broad Market      ............................0.30%

                  Global and International Portfolios           Rates

                  Worldwide         ............................0.40%
                  Worldwide-Hedged****..........................0.25%
                  International     ............................0.40%
                  Global Tactical Exposure*****.................0.10%
                  International Opportunities...................0.40%
                  International Corporate.......................0.10%
                  Emerging Markets  0.75%............................
                  Global High-Yield 0.10%
                  Inflation-Indexed ............................0.40%
                  Inflation-Indexed Hedged......................0.40%


* Effective March 1, 1996, the Adviser has voluntarily lowered the advisory fee from 0.30%.
** Effective March 1, 1996, the Adviser has voluntarily lowered the advisory fee from 0.35%.
*** Effective October 1, 1997, the Adviser has voluntarily lowered the advisory fee from 0.35%.
**** Effective July 1, 1995, the Adviser has voluntarily lowered the advisory fee from 0.40%.
***** Effective September 1, 1997 the Adviser has voluntarily lowered the advisory fee from 0.40%.

For the years ended  December 31, 1997,  December 31, 1996 and
December 31, 1995, the amount of advisory fees (net of waivers and reimbursements) paid by each Portfolio were as follows:


------------------------------------ ---------------------------- ----------------------------- -----------------------------
          Portfolio Name              Year Ended Dec. 31, 1997      Year Ended Dec. 31, 1996      Year Ended Dec. 31, 1995
------------------------------------ ---------------------------- ----------------------------- -----------------------------
                                                      U.S. Portfolios
------------------------------------ ---------------------------- ----------------------------- -----------------------------
           Money Market                      $     7,718             $             0              $             0
          U.S. Short-Term                        598,652                     607,871                      867,461
           Stable Return                          10,639                       1,711                            0
     Mortgage Total Return (1)                 1,286,506                     126,822                          N/A
-----------------------------------------------------------------------------------------------------------------------------
                                            Global and International Portfolios
------------------------------------ ---------------------------- ----------------------------- -----------------------------
             Worldwide                           308,466                     334,929                       46,819
         Worldwide-Hedged                        112,750                       1,647                            0
         International (2)                       136,714                      12,322                          N/A
   Global Tactical Exposure (3)                  500,355                     180,065                       52,860
       Emerging Markets (4)                      191,177                         N/A                          N/A


(1)   Commencement of operations was April 29, 1996.
(2)   Commencement of operations was May 9, 1996.
(3)   The  Portfolio  was fully  liquidated  on  December  30,
     1994, and recommenced operations on September 14, 1995.
(4)   Commencement of operations was August 12, 1997.



Administration Agreement

Pursuant to its terms, the Administration Agreement between the Fund and Investors Capital Services, Inc., a Delaware corporation, will automatically continue for successive annual periods subject to the approval of the Fund's Board of Directors. Investors Capital provides for, or assists in, managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

                 PRINCIPAL SECURITIES HOLDERS

As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Money Market:


           Title of Class                 Name and Address of Beneficial Owner             Nature of Beneficial   Percent of
                                                                                                 Ownership         Portfolio
     Common Stock, $.001 per     Cooper Industries, Inc., 1001 Fannin St., First City      Direct Ownership          91.21%
     Share                       Tower, Suite 3900, Houston, TX  77210
     Common Stock, $.001 per     ESI Securities Co., 1221 Avenue of the Americas, 30th     Direct Ownership          5.96%
     Share                       Floor, New York, NY  10020


As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of U.S. Short-Term:

       Title of Class                   Name and Address of Beneficial Owner                                    Percent of
                                                                                         Nature of Beneficial    Portfolio
                                                                                               Ownership
Common Stock, $.001 per Share  Philip Morris Companies, Inc., 120 Park Avenue, New       Direct Ownership         13.58%
                               York  10017-5523
Common Stock, $.001 per Share  Monsanto Reserve Cash, c/o Fischer Francis Trees &        Direct Ownership         11.70%
                               Watts, Inc., 200 Park Avenue, New York, NY  10166
Common Stock, $.001 per Share  The Dow Chemical Company Employees Retirement Plan,       Direct Ownership         11.36%
                               Dorinco 100, Midland, MI  48674-0000
Common Stock, $.001 per Share  Markey Charitable Trust, 3250 Mary Street, #405, Miami,   Direct Ownership          6.65%
                               FL  33133-5255
Common Stock, $.001 per Share  State Street Bank & Trust Co., Trustee for Pacific Gas    Direct Ownership          6.29%
                               & Electric Co. Post-Retirement Medical Trust, One
                               Enterprise Drive W6A, North Quincy, MA  02171
Common Stock, $.001 per Share  State Street Bank & Trust Co., Trustee for Bull HN        Direct Ownership          6.19%
                               Information Systems Inc., One Enterprise Drive SW 5C,
                               North Quincy, MA  02171
Common Stock, $.001 per Share  Cascade Investments LLC, c/o Fischer Francis Trees &      Direct Ownership          5.68%
                               Watts, Inc., 200 Park Avenue, 46th Floor, New York, NY
                               10166
Common Stock, $.001 per Share  Wachovia Bank of North Carolina, Trustee for R.J.R.       Direct Ownership          5.27%
                               Nabisco - Defined Benefit Plan, P.O. Box 3099,
                               Winston-Salem, NC  27150-3099



As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Stable Return:



            Title of Class                 Name and Address of Beneficial Owner             Nature of Beneficial   Percent of
                                                                                                 Ownership          Portfolio
      Common Stock, $.001 per     The Dow Chemical Company Foundation, Dorinco 100,         Direct Ownership          44.89%
      Share                       Midland, MI  48674
      Common Stock, $.001 per     Northern Trust Co., Trustee FBO Sandoz Investment Plan,   Direct Ownership          34.51%
      Share                       P.O. Box 92956, Chicago, IL  60675
      Common Stock, $.001 per     Corporation for Supportive Housing, 342 Madison Avenue,   Direct Ownership          19.72%
      Share                       Suite 505, New York, NY  10173

As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Mortgage Total Return:

                                                      Name and Address of                          Nature of         Percent of
             Title of Class                            Beneficial Owner                            Beneficial         Portfolio
                                                                                                   Ownership
        Common Stock, $.001 per    State Street Bank & Trust Co., Trustee for Bull HN         Direct Ownership         25.49%
        Share                      Information Systems Inc., One Enterprise Drive SW 5C,
                                   North Quincy, MA  02171
        Common Stock, $.001 per    Corning, Inc. Master Trust, c/o U.S. Trust Co., 114 W.     Direct Ownership         19.99%
        Share                      47th St., 3rd Floor-39, New York, NY  10036-1632
        Common Stock, $.001 per    International Business Machines Corp., c/o Fischer         Direct Ownership         18.24%
        Share                      Francis Trees & Watts, Inc., 200 Park Avenue, 46th
                                   Floor, New York, NY  10166
        Common Stock, $.001 per    International Bank for Reconstruction and Development      Direct Ownership          8.69%
        Share                      Staff Benefits Plan, c/o Fischer Francis Trees & Watts,
                                   Inc., 200 Park Avenue, 46th Floor, New York, NY  10166
        Common Stock, $.001 per    International Bank for Reconstruction and Development      Direct Ownership          7.91%
        Share                      Staff Retirement Plan, c/o Fischer Francis Trees &
                                   Watts, Inc., 200 Park Avenue, 46th Floor, New York, NY
                                   10166
        Common Stock, $.001 per    Cornell University, Terrace Hill, Ithaca, NY  14853-0001   Direct Ownership          6.79%
        Share


As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Worldwide:


        Title of Class                            Name and Address of                     Nature of Beneficial      Percent
                                                   Beneficial Owner                            Ownership         of Portfolio
Common Stock, $.001 per Share   Northern Trust Co., Trustee for GATX Master Retirement    Direct Ownership          21.78%
                                Trust, 500 W. Monroe St., 44th Floor, Chicago, IL  60661
Common Stock, $.001 per Share   Bob & Co., c/o Bank of Boston, P.O. Box 1809, Boston,     Direct Ownership          16.86%
                                MA  02105
Common Stock, $.001 per Share   Administrators of Tulane Educational Fund, Treasurer's    Direct Ownership          14.91%
                                Office, 6401 Freret St., Suite 178, New Orleans, LA
                                70118

Common Stock, $.001 per Share   Community Foundation For Southeastern Michigan, 333       Direct Ownership          11.50%
                                West Fort St., Suite 2010, Detroit, MI  48226
Common Stock, $.001 per Share   Bentley College, 175 Forest St., Waltham, MA  02154       Direct Ownership           7.73%
Common Stock, $.001 per Share   Geneva Regional Health System Inc., 196 North St.,        Direct Ownership           7.10%
                                Geneva, NY  14456

As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Worldwide-Hedged:


                                                  Name and Address of                     Nature of Beneficial      Percent
        Title of Class                              Beneficial Owner                           Ownership         of Portfolio
Common Stock, $.001 per Share   Northern Trust Co. Trustee for Mars Benefit Trust, P.O.   Direct Ownership          32.34%
                                Box 92956, Attn: Mutual Funds, Chicago, IL  60675
Common Stock, $.001 per Share   Law School Admission Council Inc., P.O. Box 40,           Direct Ownership          28.01%
                                Newtown, PA  18940-0040
Common Stock, $.001 per Share   State Street Bank & Trust Co., Trustee for Goldman        Direct Ownership          23.86%
                                Sachs Pension Plan, 200 Newport Ave., North Quincy, MA
                                02171
Common Stock, $.001 per Share   The McCallie School, 500 Dodds Ave., Chattanooga, TN      Direct Ownership          11.33%
                                37404

As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of International:

                                                  Name and Address of                     Nature of Beneficial      Percent
        Title of Class                              Beneficial Owner                           Ownership         of Portfolio
Common Stock, $.001 per Share   Colonial Williamsburg Foundation, P.O. Box 1776,          Direct Ownership          33.46%
                                Williamsburg, VA  23187-1776
Common Stock, $.001 per Share   HF Investment LP, 1700 Old Deerfield Road, Highland       Direct Ownership          22.81%
                                Park, IL 60035
Common Stock, $.001 per Share   David & Company, P.O. Box 188, Murfreesboro, TN           Direct Ownership          17.84%
                                37133-0188
Common Stock, $.001 per Share   Mac & Co., Mellon Trust, P.O. Box 3198, Pittsburgh, PA    Direct Ownership          15.45%
                                15230-3198
Common Stock, $.001 per Share   State Street Bank & Trust, Trustee FBO Retirement         Direct Ownership          10.43%
                                Income Plan For Employees of Colonial Williamsburg,
                                P.O. Box 1776, Williamsburg, VA  23187-1776

As of August 31, 1998,  the  following  persons held 5 percent
or  more  of  the   outstanding   shares  of  Global  Tactical
Exposure:

                                                  Name and Address of                     Nature of Beneficial      Percent
        Title of Class                             Beneficial Owner                            Ownership         of Portfolio
Common Stock, $.001 per Share   Northrop Corporation Employee Benefit Plan, 1840          Direct Ownership          20.06%
                                Century Park West, Los Angeles, CA  90067-2101
Common Stock, $.001 per Share   International Business Machines Corp. Retirement Plan,    Direct Ownership          18.69%
                                3001 Summer Street, Stamford, CT  06905
Common Stock, $.001 per Share   U.S. Trust Co., Trustee for Corning, Inc., 777            Direct Ownership          17.66%
                                Broadway, 10th Floor, New York, NY  10003-9598
Common Stock, $.001 per Share   Northern Trust Co. Trustee for Monsanto Defined           Direct Ownership           9.71%
                                Contribution, P.O. Box 92956, Attn: Mutual Funds,
                                Chicago, IL  60675
Common Stock, $.001 per Share   Chase Manhattan Bank NA, Trustee for Amoco Corporation    Direct Ownership           9.19%
                                Master Trust Employee Pension Plan, 3 Chase Metrotech
                                Center, 7th Floor, Brooklyn, NY  11245
Common Stock, $.001 per Share   Henry J. Kaiser Family Foundation, c/o Bankers Trust      Direct Ownership           7.60%
                                Co., 34 Exchange Place, 2nd Floor, Jersey City, NJ
                                07302
Common Stock, $.001 per Share   Bankers Trust Co. FBO Premark International Defined       Direct Ownership           6.77%
                                Benefit Trust, 34 Exchange Place, 2nd Floor, Jersey
                                City, NJ  07302
Common Stock, $.001 per Share   Pension Fund of the Retirement Plan of Northern           Direct Ownership           5.76%
                                Southern Corporation, 110 Franklin Rd., S.E. Roanoke,
                                VA  24042-0040


                      DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by AMT Capital Securities, LLC pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital Securities. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital Securities bears the expense of its distribution activities. The Fund and AMT
Capital Securities have agreed to indemnify one another against certain liabilities.


              SUPPLEMENTAL INESTMENT INFORMATION

           SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

The  different  types of  securities  in which the  Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "DESCRIPTIONS OF INVESTMENTS AND THE RISKS INVOLVED." Additional information concerning the characteristics of certain of the Portfolio's investments are set forth below.

U.S. Treasury and U.S. Government Agency Securities
U.S. Government Securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan
Mortgage Corporation ("FHLMC"). While these securities are issued under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

Foreign   Government  and  International  and  Supranational
Agency Securities
Obligations issued by foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following entities:
a.    International Bank for  Reconstruction,  and Development
     ("World Bank");
b.    European Steel and Coal Community;
c.    Asian   Development   Bank,   the   European   Bank  for
     Reconstruction; and
d.    Development and the Inter-American Development Bank.
The governmental members, or "shareholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Bank Obligations
The Fund limits its U.S. bank obligations investments to U.S. banks meeting the Investment Adviser's creditworthiness criteria. The Fund limits its investments in foreign bank obligations to foreign banks (including U.S. branches of foreign banks) meeting the Investment Adviser's or the Sub-Adviser's investment quality standards. Generally, such foreign banks must be comparable to obligations of U.S. banks in which each Portfolio may invest.

Repurchase and Reverse Repurchase Agreements
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date.
Repurchase agreements may be characterized as loans secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

When participating in reverse repurchase agreements, a Portfolio sells U.S. Government Securities while simultaneously agreeing to repurchase them at an agreed upon price and date. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be an interest payment. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government Securities or other appropriate securities having an aggregate value at least equal to the amount of repurchase commitments, including accrued interest. These accounts are kept until payment is made. Reverse repurchase agreements create leverage, a speculative factor, but are not considered borrowings for the purposes of Portfolio borrowing limitations.

Repurchase and reverse repurchase agreements may also involve foreign government securities with which there is an active repurchase market. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

Dollar Roll Transactions
"Dollar roll" transactions occur when a Portfolio sells GNMA certificates or other mortgage-backed securities to a bank or broker-dealer (the "counterparty") along with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the  holder.  The  Portfolio  receives  a fee  from  the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which, the Portfolio agrees to buy a security on a future date. Portfolios will not use such transactions for leverage purposes and will segregate cash, U.S. Government securities or other appropriate securities in an amount
sufficient  to  meet  its  purchase   obligations   under  the
transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio.
For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the
Portfolio  may forgo the right to receive  all  principal  and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the Portfolio fee received, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

Mortgage-Backed Securities
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities (the "Underlying Assets"). In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgaged-backed securities are issued representing an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security). Thus, these securities have payment terms closely resembling the payment terms of the Underlying Assets.

Mortgage-backed securities can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities ("MBS") and the classes are often referred to as "traunches." MBS securities are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities. No payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

Other Asset-Backed Securities
The Investment Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be developed and offered to investors in the future. Certain asset-backed securities have already been offered to investors including securities backed by automobile loans and credit card receivables. Consistent with each Portfolio's investment objectives and policies, a Portfolio may invest in other types of asset-backed securities as they become available.

Zero Coupon Securities and Custodial Receipts
Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons or receipts for their underlying principal (the "coupons") which have been separated by their holder. Holders are typically custodian banks or investment brokerage firms. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a Portfolio, will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S.  Treasury  obligations  have been  stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Loan Participations
A loan participation is an interest in a loan to a U.S. corporation (the "corporate borrower") which is administered and sold by an intermediary bank. The borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank who sold the loan participation. Such loans must be to issuers whose obligations a Portfolio may invest. Any participation purchased by a Portfolio must be issued by a bank in the United States with assets exceeding $1 billion. (See:
"Supplemental Discussion of Risks Associated With the Fund's Investment Policies and Investment Techniques")

Variable Amount Master Demand Notes
Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio (as lender) and a borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally non-transferable, nor are they ordinarily rated by either Moody's or S&P.

Currency-Indexed Notes
In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. Each Portfolio may purchase a currency-indexed obligation using the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency.
The amount of principal payable by the issuer at maturity, however, will fluctuate in response to any changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. The potential for realizing gains as a result of changes in foreign currency exchange rates may enable a Portfolio to hedge the currency in which the obligation is denominated (or to effect cross-hedges against other currencies) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive market rate of return. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

Principal Exchange Rate Linked Securities
Principal exchange rate linked securities (or "PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse principal exchange rate linked securities differ from "standard" PERL securities in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S. dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.

Performance Indexed Paper
Performance indexed paper (or "PIPs") is U.S. dollar-denominated commercial paper, whose yield is linked to certain foreign exchange rate movements. The investor's yield on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate of return above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of investment return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Foreign Currency Exchange-Related Securities
Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's investment Adviser or the Sub-Adviser bases its decision to invest in any future foreign currency exchange-related securities on the same general criteria applicable to the Investment Adviser's or Sub-Adviser's decision for such Portfolio to invest in any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to the Investment Adviser's or Sub-Adviser's analysis of interest rates, issuer risk and other factors.

Securities  Denominated in  Multi-National  Currency Units or
More Than One Currency
An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"). The ECU is a "basket" consisting of specified currency amounts of the member
states  of  the  European   Community,   a  Western   European
economic cooperative organization. The specific currency amounts comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities, commonly issue ECU-denominated obligations.

Foreign Currency Warrants
Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants entitling the holder to receive a cash amount from their issuer (generally, for warrants issued in the United States in U.S. Dollars). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from complex political or economic factors.

Municipal Instruments
Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights permitting a Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit (conditional commitments to lend) or letters of credit, (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal   securities  may  be  issued  to  finance   private
activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.



      SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES

Borrowing
Each Portfolio may borrow money temporarily from banks when:
a. it is advantageous to do so in order to meet redemption requests,
b. a Portfolio fails to receive transmitted funds from a shareholder on a timely basis,
c. the custodian of the Fund fails to complete delivery of securities sold, or
d. a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio.
In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements.

Securities Lending
With the exception of U.S. Short-Term, each Portfolio may lend out its investment securities. The value of these securities may not exceed 33 1/3% of the Portfolio's total assets. Such securities may be lent to banks, brokers and other financial institutions if it receives in return, collateral in cash, U.S. Government Securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee thereby potentially increasing its total return.


 SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH THE FUND'S
        INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus under "INVESTMENT TECHNIQUES / STRATEGIES &
ASSOCIATED RISKS." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

Foreign Investments
Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of portfolio assets remain uninvested and earn no return. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose portfolio securities due to settlement problems could result either in portfolio losses due to subsequent declines in portfolio security value or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United
States.   In  addition,   a  foreign   government  may  impose
exchange control regulations which may also have an impact on currency exchange rates.

Foreign Bank Obligations
Foreign bank obligations involve somewhat different investment risks than those affecting obligations of United States banks. Included in these risks are possibilities that:
a. investment liquidity may be impaired due to future political and economic developments;
b. their obligations may be less marketable than comparable obligations of United States banks;
c. a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations;
d.     foreign deposits may be seized or nationalized;
e. foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations;
f. the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or
g. the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign  banks  may  differ  from  those  applicable  to
      United States banks.
Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in commercial banking and diversified securities activities.

Dollar Roll Transactions
Dollar roll transactions involve potential risks of loss which differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security which the Portfolio is required to buy under the dollar roll may be worth less than an identical security. There can be no assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs.

Mortgage and Asset-Backed Securities
Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling interest rates and decrease with rising interest rates. Repayment rates are often influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of
vehicles   involved  in  a  typical   issuance  and  technical
requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security  interest  in  all of the  obligations  backing  such
receivables.   Therefore,   there   is  a   possibility   that
recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. While Portfolios only invest in asset-backed securities the Investment Adviser believes are liquid, market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

Forward Commitments
Portfolios may purchase securities on a when-issued or forward commitment basis. These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. Were this to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a
forward   basis,   would   decline   by  the  amount  of  such
unrealized appreciation.

Loan Participations
Because the bank issuing a loan participation does not guarantee the participation in any way, it is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Portfolio to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due, the Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. Moreover, under the terms of the loan participation, the purchasing Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a Portfolio will be treated as illiquid, until the Board of Directors determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value, as determined by procedures approved by the Board of Directors.

High Yield/High Risk Debt Securities
High Yield, Emerging Markets and Global High Yield will invest its assets in debt securities which are rated below investment-grade-- that is, rated below Baa by Moody's or BBB by S&P, and in unrated securities judged to be of equivalent quality by the Investment Adviser or Sub-Adviser. Below investment grade securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Ratings Descriptions" in this Statement of
Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stresses which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments.


               SUPPLEMENTAL HEDGING TECHNIQUES

Each of the Portfolios may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, each of Worldwide-Hedged and Inflation-Indexed Hedged intends to hedge its currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. (See: "Investment Techniques / Strategies & Associated Risks" in the Prospectus and "Tax Considerations" below for more information on hedging.)

Forward  Foreign  Currency  Exchange  Contracts &  Associated
Risks
Each Portfolio may, and generally the Global and International Portfolios will, purchase forward contracts. A forward contract obligates one party to purchase and the other party to sell a definite foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in the U.S.
dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in the U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a Portfolio's assets or income may be denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

In addition to entering into forward contracts with respect to assets that a Portfolio holds (a "position hedge"), the Investment Adviser or the Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "transaction hedge"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S. dollars at some point in the future. Thus, such contracts may lock in the U.S. dollar cost of purchasing foreign currency denominated securities, or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which their assets are denominated. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent value of the prices of or rates of return on the assets held in the Portfolio.

The use of such  techniques  will  subject  the  Portfolio  to certain risks:
a. the foreign exchange markets can be highly volatile and are subject to sharp price fluctuations;
b. trading forward contracts can involve a degree of leverage, and relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor;
c. trading losses that are not offset by corresponding gains in assets being hedged could reduce the value of assets held by a Portfolio;
d. the precise matching of the forward contract amounts and the value of the hedged portfolio securities involved will not generally be possible. The future value of such foreign currency denominated portfolio securities will change as a consequence of market movements in the value of those securities. This change is unrelated to fluctuations in exchange rates and the U.S. dollar-equivalent value of such assets between the date the forward contract is entered into and the date that it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency in the cash market (and to bear the expense of such purchase) if the market value of the security is less than the amount of the foreign currency it may be obligated to deliver pursuant to the forward contract.

The success of any currency hedging technique depends on the ability of the Investment Adviser or Sub-Adviser to predict correctly, movements in foreign currency exchange rates. If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, or if unanticipated changes in foreign currency exchange rates occur, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Portfolio costs of engaging in foreign currency forward contracts will vary with factors such as:
a.    the foreign currency involved;
b.    the length of the contract period; and
c. the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar.
Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's portfolio securities may be denominated. In those circumstances, the correlation between movement in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly, the ability to trade the contract or otherwise, to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency portfolio securities may reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Other Strategies of the Global and International Portfolios The Global and International Portfolios may use forward contracts to hedge the value of portfolio securities against changes in exchange rates. Each of these Portfolios may attempt to enhance its portfolio return by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of its assets denominated in that currency or when it does not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able correctly to predict the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance the Portfolio's return. In addition, if the Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

Options on Foreign Currencies
Each  Portfolio  may purchase and sell (or write) put and call options on foreign currencies protecting against:
a.     a decline  in the U.S.  dollar-equivalent  value of its
      portfolio securities or payments due thereon, or
b.     a  rise   in  the   U.S.   dollar-equivalent   cost  of
      securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's benefits from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction, or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options, requiring them to forego a portion or all of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly,  instead  of  purchasing  a call  option  to  hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. rates move in the expected direction. If movement in the expected direction does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Securities
Each Portfolio may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If such
Portfolio purchased a put option and the value of the security in fact declined below the strike price of the option, such Portfolio would have the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the Portfolio will have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options reflect the change in price of a group of securities rather than an individual security and the exercise of options on securities indices are settled in cash rather than by delivery of the securities comprising the index underlying the option.

A  Portfolio's  transactions  in  options  on  securities  and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

Considerations Concerning Options
The writer of an option receives a premium which it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price (the "exercise price") for a specified length of time. By writing a call option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified length of time. Upon exercising a put option, the writer of the put option is obligated to purchase securities or currency underlying the option at the exercise price during the term of the option. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options. Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions. (e.g. options the Portfolio has purchased with the result that the Portfolio would have to exercise the options in order to realize any profit). If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either the option expires, or the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.

      Exchange Traded  & OTC Options
      U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, over the counter ("OTC") options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from which it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.

      Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by  exercising  it or  reselling  it to the  dealer
      who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. Although a Portfolio will enter into OTC options only with dealers who agree to enter into, and that are expected to be capable of entering into, closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration.
      Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires, it is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

     Foreign Currencies
     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     The use of options to hedge a Portfolio's foreign currency-denominated portfolio, or to enhance return raises additional considerations. As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

     A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Portfolio's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Portfolio's securities should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

     The  value of an  option  position  will  reflect,  among
     other things:
     a.   the   current   market   price  of  the   underlying
         currency or security;
     b.   the time remaining until expiration;
     c.   the  relationship  of  the  exercise  price  to  the
         market price;
     d.   the  historical  price  volatility of the underlying
         currency; and
     e.   security and general market conditions.
     For this  reason,  the  successful  use of  options  as a
     hedging   strategy   depends  upon  the  ability  of  the
     Investment Adviser or the Sub-Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

     Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by any Portfolio is in-the-money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

     A Portfolio's activities in the options market may result in a higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves, or foreign exchange rate fluctuations.

Futures Contracts
Each Portfolio may enter into contracts for the purchase or sale for future delivery (a "futures contract") of:
a.     fixed-income securities or foreign currencies;
b. contracts based on financial indices including any index of U.S. Government Securities;
c.     foreign government securities; or
d.     corporate debt securities.
U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio will enter into futures contracts, based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. Portfolios may also enter into futures contracts based on securities that would be eligible investments for such Portfolio and that are denominated in currencies other than the U.S. dollar (including, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of Germany, France and Australia and
futures contracts based on three-month Euro-deposit contracts in the major currencies).

A  Portfolio  would  purchase  or sell  futures  contracts  to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, an exchange may require the Portfolio to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to:
a.     investors'  obligations  to meet  additional  variation
      margin requirements;
b. decisions to make or take delivery, rather than entering into offsetting transactions; and
c. the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.
The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.

Although the Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a Portfolio had hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held and interest rates decreased instead, the Portfolio would lose part or all of the benefit of the increased value of its assets which it had hedged because it would have offsetting losses in its futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Thus, the Portfolio may have to sell assets at a time when it may be disadvantageous to do so.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are generally subject to the same risks that apply to the use of futures. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Futures Contracts
The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium providing a partial hedge against any increase in the price of securities which a Portfolio intends to purchase. If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Portfolio securities. Thus, a Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is:

 Risk = The Premium Paid For The Option + Related Transaction
                            Costs

In  addition  to  the  correlation   risks  discussed   above,
purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid  secondary  market.  To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts, unless and until the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. This is subject to the investment Advisor's or Sub-Advisor's discretion. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.

                        INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions listed below relating to the investment of each Portfolio's assets and its activities. These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are
represented   or  (ii)  more  than  50%  of  the   outstanding
shares).   Portfolios may not:
a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that a Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., a Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);
b.     issue  senior  securities  (other than as  specified in
      clause a);
c. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
d. make short sales of securities (does not include options, futures, options on futures or forward currency contracts) except for Mortgage LIBOR,
      Mortgage Total Return, Asset-Backed, High Yield, Enhanced Index, U.S. Corporate, International Opportunities, International Corporate, Global High Yield, Inflation-Indexed and Inflation-Indexed Hedged;
e.     underwrite securities of other issuers;
f.     invest  in  companies  for the  purpose  of  exercising
      control or management;
g. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or
h.     purchase  or  sell  physical   commodities  or  related
      commodity contracts.

In addition, each Portfolio is prohibited from:
a. purchasing or retaining securities of any issuer if the officers, directors or trustees of the Fund, or its  advisors,  or managers own  beneficially  more than
      one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer;
b. purchasing the securities of any issuer if, as to seventy-five percent (75%) of the company's assets at the time of the purchase, more than ten percent of the voting securities of any issuer would be held by the company;
c. the investment in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition; and
d. the investment of more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

From time to time, a Portfolio's investment policy may restrict or limit the maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or set forth a policy regarding quality standards. If so, such standard or percentage limitation shall be determined immediately after, and as a result of, the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and restrictions.

Each Portfolio's investment objectives and other investment policies not designated as fundamental in this Statement of Additional Information are non-fundamental and may be changed at any time by action of the Board of Directors.

Additional investment restrictions specific to a particular portfolio are as follows:

Money Market Portfolio
Money Market may not (although not a fundamental policy):
a. invest more than 5% of its total assets in the securities of any one issuer or in premiums related to puts from any one issuer, except U.S. Government securities, provided that the Portfolio may invest more than 5% of its total assets in first tier securities of any one issuer for a period of up to three business days or, in unrated securities that have been determined to be of comparable quality by the Investment Adviser; or
b. invest more than 5% of its total assets in second tier securities, or in unrated securities determined by the Investment Adviser to be of comparable quality.

U.S. Short-Term Portfolio
U.S. Short-Term has adopted five additional fundamental policies that may not be changed without the approval of the holders of a majority of the shares of the Portfolio. The Portfolio may not:
a. invest more than 5% of its total assets in the securities of any issuer (other than U.S. Government Securities and repurchase agreements);
b. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities and the banking industry);
c. enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements;
d.    make loans to other persons, except by:
     i. the purchase of a portion of an issue of debt obligations in which a Portfolio is authorized to invest in accordance with its investment objectives,
     ii.  engaging in repurchase agreements, or
     iii. purchasing or selling  commodities
         or commidity contracts, except that the Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase and sell futures and options contracts on CFTC-regulated exchanges.

Worldwide and Worldwide-Hedged Portfolios
Worldwide and Worldwide-Hedged each have adopted two additional fundamental policies that may not be changed without the approval of the holders of a majority of the shares of either Portfolio. Each Portfolio may not:
a. enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements; or
b. purchase or sell commodities or commodity contracts, except that each Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase and sell futures and options contracts on CFTC-regulated exchanges.

Illiquid Securities
The Commission's staff has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy regarding the purchase or sale of OTC options. The purchase or sale of an OTC option will be restricted if:
a. the total market value of the Portfolio's outstanding OTC options exceed 15% (10% for Money Market) of the Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;
b. the market value of the underlying securities covered by OTC call options currently outstanding that were sold by such Portfolio exceed 15% (10% for Money Market) of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable; and
c. margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% (10% for Money
     Market) of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable.

This policy is not fundamental to Portfolio operations and the Fund's Directors may amended it without the approval of the Fund's or a Portfolio's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the Commission staff of its position.

                    PORTFOLIO TRANSACTIONS

The Fund's debt securities are primarily traded in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts normally involving brokerage commissions.

For the years ended  December 31, 1997,  December 31, 1996 and
December  31,  1995,  the  amount  of  brokerage   commissions
(associated with financial futures and options contracts) paid by each Portfolio were as follows:



------------------------------ -------------------------- ------------------------- ------------------------
                                      Year Ended                 Year Ended               Year Ended
          Portfolio                December 31, 1997         December 31, 1996         December 31, 1995
------------------------------ -------------------------- ------------------------- ------------------------
                                                                   U.S. Portfolios
                    ----------------------------------------------------------------------------------------
      U.S. Short -Term                  $ 126,108                 $ 110,133                 $ 187,185
        Stable Return                       3,649                         0                    27,616
  Mortgage Total Return (1)               463,651                    30,152                       N/A
                    --------------------------------------------------------------------------------------------------------------
                                                         Global and International Portfolios
------------------------------ -------------------------- ------------------------- ------------------------
          Worldwide                        21,065                   $10,254                    15,268
   Worldwide-Hedged               11,724                       2,719                     3,083
      International (2)                    13,040                     2,707                       N/A
Global Tactical Exposure (3)              127,213                    12,342                    15,643
    Emerging Markets (4)                    7,697                       N/A                       N/A
------------------------------ -------------------------- ------------------------- ------------------------

(1)   Commenced operations April 29, 1996.
(2)   Commenced operations May 9, 1996.
(3)   The  Portfolio  was fully  liquidated  on  December  30,
     1994, and recommenced operations on September 14, 1995.
(4)   Commenced operations on August 12, 1997.

The cost of executing transactions will consist primarily of dealer spreads. These spreads are not included in Portfolio expenses and therefore, are not subject to the expense cap. Nevertheless, the incurrence of this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. To the extent an investment that may be appropriate for one of the Portfolios is considered for purchase by the Investment Adviser and/or Sub-Adviser for the account of another Portfolio, client or fund, the investment opportunity, as well as the expenses incurred in the transaction, will be allocated in a manner deemed equitable by the Investment Adviser.

The Global and International Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of an investment company investing exclusively in domestic securities.


               SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences, does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this Statement of
Additional  Information,   which  are  subject  to  change  by
legislative or administrative action. Each investor is advised to consult their own tax advisor for more complete information on specific tax consequences.

Qualification as a Regulated Investment Company
Each active Portfolio has qualified, and intends to continue to qualify, to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, a Portfolio must, among other things:
a. derive at least 90% of its gross income each taxable year, from dividends, interest, payments (with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies) or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement");
b. diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year:
      a.    at  least  50% of  the  Portfolio's  asset  market
           value is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and
      ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and
c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).
The U.S. Treasury Department has the authority to promulgate regulations, pursuant to which, gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income for purposes of the Qualifying Income Requirement. To date, such regulations have not been promulgated.

If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of :
a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;
b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and
c.    any undistributed amounts from previous years.

Each Portfolio intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional Portfolio shares. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.




Distributions
The  following   qualifies  as  taxable  income  to  Portfolio
shareholders:
a.    Portfolio's  automatic   reinvestment  of  its  ordinary
     income,
b. net short-term capital gains and net long-term capital gains in additional Portfolio shares, and
c.    distribution of such shares to shareholders.
Generally, shareholders will be treated as if the Portfolio had distributed income and gains to them and then reinvested by them in Portfolio shares--even though no cash distributions have been made to shareholders. The automatic reinvestment of ordinary income and net realized short-term Portfolio capital gains will be taxable to shareholders as ordinary income. Each Portfolio's automatic reinvestment of any net long-term capital gains designated as capital gain dividends by the Portfolio will be taxable to the shareholders as long-term capital gain. This is the case regardless of how long they have held their shares. None of the amounts treated as distributed to a Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year, if the
Portfolio:
a.    declares it during October, November or December, and
b.    the distribution has a record date in such a month, and
c. it is paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Sale of Shares
Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. A shareholder holding Portfolio shares for six months or longer will realize a long term capital loss on share disposition. Should such loss occur, to the extent of any net capital gains distributions deemed received by the shareholder.

Zero Coupon Securities
A Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the amortized face value of the securities over their issue price (the "original issue discount"), prior amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

Hedging Transactions
Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"). This is so, regardless of the length of the Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year)  must be  treated  as if the  contract  had been sold at
its  fair  market   value  on  that  day  ("mark  to  market
treatment"), and any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

     Straddles
     The hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes, affecting the character of gains or losses realized by the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.
     Further, a Portfolio may be required to capitalize, instead of currently deducting any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been executed, thus, the Portfolio tax consequences of engaging in straddles transactions are unclear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders.

     A Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

     Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions.

Foreign Currency-Related Transactions
Gains or losses attributable to exchange rate fluctuations are generally treated as ordinary income or ordinary loss when they occur between the time a Portfolio accrues interest or other receivables, accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities. In addition, gains or losses may be the result of:
a.    certain option dispositions
b.    futures and forward contracts
c. debt security dispositions denominated in a foreign currency
d. fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These  gains  or  losses,   referred  to  under  the  Code  as
"section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

Backup Withholding
A Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 31% rate applies to shareholders receiving redemption payments who:
a. fail to provide the Portfolio with their correct taxpayer identification number;
b.    fail to make required certifications,
c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and
certain  other   shareholders  are  exempt  from  such  backup
withholding.

Foreign Shareholders
A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business.

If a foreign shareholder's Portfolio income is found to be "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate). Such tax is generally withheld from distributions and any gains upon  redemption.  Capital  gain  distributions  and any gains upon redemption, sale or exchange of shares are subject to U.S. tax at the rate of 30% (or lower treaty rate). The 30% rate also applies to a nonresident alien who is physically present in the U.S. for longer than 182 days during the taxable year and fails to meet certain other requirements. The 30% capital gains tax on non-resident alien individuals, physically present in the U.S. longer than 182 days, only applies in exceptional cases because any individual present in the U.S. longer than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, he or she would be subject to U.S. federal income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-resident alien shareholder, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% of deemed distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding" above.

If a foreign shareholder's Portfolio income is effectively connected with a U.S. trade or business, then:
a.    deemed   distributions  of  investment  company  taxable
     income,
b.    capital gain dividends, and
c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio.

Short Sales
Each of Mortgage LIBOR, Mortgage Total Return, Asset-Backed, High Yield, Enhanced Index, U.S. Corporate, International Opportunities, International Corporate, Global High Yield, Inflation-Indexed and Inflation-Indexed Hedged will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. In addition, the Portfolio's holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

U.S. Short-Term Portfolio
As a result of its expected high portfolio turnover rate, U.S. Short-Term Portfolio may recognize higher short-term capital gains than mutual funds with lower turnover rates.
Such gains must be distributed to shareholders.

International Portfolios
Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the International Portfolios, the Portfolio will be eligible, and may elect to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or use that amount as a foreign tax credit against U.S. federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S. federal income tax on portfolio income may not claim this deduction or credit. International Portfolio shareholders will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.

Other Taxes
A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.


                   SHAREHOLDER INFORMATION

Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank & Trust
Company, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares are recorded in these accounts shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of purchase or redemption are sent to each shareholder. Monthly account statements are sent detailing which shares were purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). None of the Fund, AMT Capital Securities, Investors Capital, and the Transfer Agent will be responsible for the validity of written or telephonic requests.

Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making whole or part payment in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.


               CALCULATION OF PERFORMANCE DATA

From time to time, Portfolios may include their yield and total return in reports to shareholders or prospective investors. Quotations of yield for a Portfolio will be based on all investment income per share during a particular 30-day (or one month) period,(including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum, offering price per share on the last day of the period, according to the following formula which is prescribed by the Commission:

                          Yield =       2  [ (   a  -    + 1 ) 6  - 1]
                                                 b
                                                   c d
Where:
    a =    dividends and interest earned during the period,
    b =    expenses   accrued   for   the   period   (net   of
           reimbursements),
    c = the average daily number of Shares of a Portfolio outstanding during he period that were entitled to receive dividends
    d = the maximum offering price per share on the last day of the period.

The yield as defined above for the relevant Portfolios of the Fund for the 30-day period ended December 31, 1997 are as follows:

                  U.S. Portfolios
                  U.S. Short-Term   ....................................5.61%
                  Stable Return     ....................................5.91%

                  Global and International Portfolios
                  Worldwide         ....................................5.51%
                  Worldwide-Hedged  ....................................5.23%
                  International     ....................................5.32%
                  Global Tactical Exposure..............................4.72%
                  Emerging Markets  9.00%

The Money Market  Portfolio  may,  from time to time,  include
the  "yield"  and  "effective   yield"  in  advertisements  or
reports to shareholders or prospective investors.

Yield is calculated by first determining the net change over a 7-calendar day period, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. This number is then divided by the value of the account at the beginning of the base period, to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield is stated to the nearest hundredth of one percent. The effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

    Effective Yield = [(Base Period Return + 1)365/7] - 1

Money Market Portfolio's yield and effective yield for the seven-day period ended December 31, 1997 are 5.76% and 5.93%, respectively.

Average annual total return quotes will be expressed as the average annual compounded rate of return of a hypothetical investment in a Fund Portfolio over 1, 5 and 10 years (up to the life of the Portfolio). This will be calculated pursuant to the following formula, prescribed by the Securities and Exchange Commission:

                                                   P(1 + T)n = ERV

Where                      P =      a hypothetical initial payment of $1,000,
                           T =      the average annual total return,
                           n =      the number of years, and
                           ERV =    the ending  redeemable value of a
                                    hypothetical $1,000 payment made at the beginning of the period.

                  All total return figures assume that all dividends are reinvested when paid.

The  total   return  as   defined   above  for  the   relevant
Portfolios of the Fund for the one year and five year periods and life of the Portfolio ended December 31, 1997, since the commencement of operations of each Portfolio (annualized) are as follows:



                                             One Year         Five Years*       Life of Portfolio         Inception
U.S. Portfolios
Money Market                                   5.46%              N/A                 5.02%*               11/1/93
U.S. Short-Term                                5.09%             4.58%                5.17%*               12/6/89
Stable Return                                  7.21%              N/A                 5.76%*               7/26/93
Mortgage Total Return                          10.19              N/A                10.06%*               4/29/96

Global and International Portfolios
Worldwide                                      2.93%             6.78%                7.62%*               4/15/92
Worldwide-Hedged                              12.60%            10.85%               10.71%*               5/19/92
International                                 (0.43%)             N/A                 3.73%*                5/9/96
Global Tactical Exposure**                     8.77%              N/A                 6.87%*               9/14/95
Emerging Markets                                N/A               N/A                (1.20%)               8/12/97


*  Annualized
** The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%.


                     FINANCIAL STATEMENTS

The audited  financial  statements for the year ended December
31,1997 are incorporated by reference in the Statement of Additional Information.

                           APPENDIX

                MERRILL LYNCH 1-2.99 YEAR TREASURY INDEX1
              Quarterly Returns: June 1984 - December 1997



-------------------- ---------------------       ----------------------- --------------------
    Quarter End            Return %                   Quarter End             Return %
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------

-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       3/88                  2.64                         3/93                  2.21
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       6/88                  1.04                         6/93                  1.08
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       9/88                  1.45                         9/93                  1.43
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       12/88                 0.96                        12/93                  0.59
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       3/89                  1.24                         3/94                 (0.50)
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       6/89                  4.98                         6/94                  0.08
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       9/89                  1.46                         9/94                  0.99
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       12/89                 2.82                        12/94                  0.01
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       3/90                  0.89                         3/95                  3.36
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       6/90                  2.80                         6/95                  3.21
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       9/90                  2.38                         9/95                  1.51
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       12/90                 3.32                        12/95                  2.51
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       3/91                  2.20                         3/96                  0.34
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       6/91                  1.97                         6/96                  1.01
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       9/91                  3.36                         9/96                  1.65
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       12/91                 3.68                        12/96                  1.91
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       3/92                  0.16                         3/97                  0.66
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       6/92                  2.88                         6/97                  2.20
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       9/92                  2.98                         9/97                  1.96
-------------------- ---------------------       ----------------------- --------------------
-------------------- ---------------------       ----------------------- --------------------
       12/92                 0.18                        12/97                  1.68
-------------------- ---------------------       ----------------------- --------------------

1Time-weighted rates of return, unannualized.

                                             QUALITY RATING DESCRIPTIONS

Standard & Poors Corporation

AAA.  Bonds  rated AAA are  highest  grade  debt  obligations.
This rating indicates an extremely strong capacity to pay principal and interest.

AA.   Bonds   rated   AA   also   qualify   as    high-quality
obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB and Lower. Bonds rated BB, B, CCC, CC, C and D are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and D the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2.   Capacity  for  timely   payment  on  issues  with  this
designation  is  strong.   However,  the  relative  degree  of
safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc.

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and  are  generally  referred  to  as  "gilt  edge."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B  and  Lower.   Bonds  which  are  rated  B  generally   lack
characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default of there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1.   Notes  bearing  this  designation  are  of  the  best
quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2.   Issuers  have  a  strong   capacity  for  repayment  of
short-term promissory obligations.

Thomson Bankwatch, Inc.

A. Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

IBCA Limited

A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.


Part C   OTHER INFORMATION


Item 24. Financial Statements and Exhibits

                  (a)  Financial Statements and Schedules:

                  Part A -  Financial Highlights.

                  Part B: The financial statements, notes to financial statements and reports set forth below are filed herewith by the Registrant, and are specifically incorporated by reference in Part B.

                           - Report of Independent Auditors dated February 27,
                             1998.

                           - Statements of Assets and Liabilities dated December
                             31, 1997.

                           - Statements of Operations for the year ended
                             December 31, 1997.

                           - Statements of Changes in Net Assets for the years
                             ended December 31, 1996, and December 31, 1997.

                           - Notes to Financial Statements.

                           - Financial Highlights of U.S. Short-Term for the
                             period December 6, 1989 (commencement of
                             operations) to September 30, 1990, for the year ended September 30, 1991, for the three months ended December 31, 1991, for the year ended December 31, 1992, for the year ended
                             December 31, 1993, for the year ended December 31, 1994, for the year ended December 31, 1995, for the year ended December 31, 1996, and for the year ended December 31, 1997; of Stable Return for the period July 26, 1993 (commencement of operations) to December 31, 1993, for the year ended December 31, 1994, for the year ended December 31, 1995, for the year ended December 31, 1996, and for the year ended December 31, 1997; of Mortgage Total Return for the period April 29, 996 (commencement of operations) to December 31, 1996, and for the year ended December 31, 1997; of Worldwide for the period April 15, 1992 (commencement of operations) to December 31, 1992, for the year ended December 31, 1993, for the year ended December 31, 1994, for year ended December 31, 1995, and for the year
                             ended   December 31, 1996; of Worldwide-Hedged
                             for the period May 19, 1992 (commencement of operations) to December 31, 1992, for the year ended December 31, 1993, for the year ended December 31, 1994, for the year ended December 31, 1995, for the year ended December 31, 1996, and for the year ended December 31, 1997; of International for the period May 9, 1996 (commencement of operations) to December 31, 1996; and of International-Hedged for the period March 25, 1993 (commencement of operations) to December 31, 1993, for the year ended December 31, 1994, for year ended December 31, 1995, for the year ended December 31, 1996, and for the year ended December 31, 1997;
                             of Emerging Markets for the period August 12, 1997 (commencement of operations) to December 31,1997 and of Money Market Portfolio for the year ended December 31, 1997.

                           - Financial Highlights for AMT Capital Fund, Inc. -
                             Money Market Portfolio for the period November 1,
                             1993 (commencement of   operations) to December 31,
                             1993, for the year ended December 31, 1994, for the year ended December 31, 1995, for the year ended December 31, 1996.

                  (b)        Exhibits

                             The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (as indicated):

                           (1) Articles of Incorporation, dated February 23, 1989, filed as Exhibit 1 to Registrant's Registration
                                    Statement on Form N-1A.

                           (1a) Articles of Amendment, dated July 1, 1991, filed as Exhibit 1(a) to
                                    Post-Effective Amendment No.
                                    4 to Registrant's Registration Statement on
                                    Form N-1A.

                           (1b) Articles of Amendment, dated July 26, 1991, filed as Exhibit 1(a) to
                                    Post-Effective Amendment
                                    No. 5 to Registrant's Registration Statement on Form N-1A.

                           (1c) Articles Supplementary, dated February 16, 1993, filed as Exhibit 1(c) to Post-Effective
                                    Amendment No. 10 to Registrant's
                                    Registration Statement on Form N-1A.

                           (1d) Articles of Amendment, dated August 17, 1995, filed as Exhibit 1(d) to Post-Effective Amendment
                                    No. 20 to Registrant's Registration
                                    Statement on Form N-1A.

                           (1e) Articles of Amendment, dated December 11, 1996, filed as Exhibit 1(e) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

                           (2) By-laws, filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A.

                           (2a) Amended By-laws, filed as Exhibit 2 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

                           (2b) Amendment to By-laws, filed as Exhibit 2(a) to Post-Effective Amendment No. 5 to Registrant's
                                    Registration Statement on Form N-1A.

                           (3)      Not Applicable.

                           (4)      Specimen of Stock Certificate, filed as
                                    Exhibit 4 to Registrant's Registration
                                    Statement on Form N-1A.

                           (5) Management Agreement between the Registrant and Fischer Francis Trees & Watts, Inc., dated November 30, 1989, filed as Exhibit 5 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

                           (5a) Amendment to Management Agreement between the Registrant and Fischer Francis
                                    Trees & Watts, Inc., dated September 25,
                                    1990, filed as Exhibit 5 to Post-Effective
                                    Amendment No. 2 to Registrant's Registration
                                    Statement on Form N-1A.

                           (5b) Amended and Restated Management Agreement between the Registrant and Fischer
                                    Francis Trees & Watts, Inc., dated August
                                    31, 1991, filed as Exhibit 5 to
                                    Post-Effective Amendment No. 5 to
                                    Registrant's Registration Statement on Form
                                    N-1A.

                           (5c) Sub-Advisory Agreement between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees and Watts, dated August 31, 1991, filed as Exhibit 5(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                           (5d) Advisory Agreement between the Registrant (for the Stable Return Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as Exhibit 5(d) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                           (5e) Advisory Agreement between the Registrant (for the U.S. Treasury Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as Exhibit 5(e) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                           (5g) Advisory Agreement between the Registrant (for the Broad Market Fixed Income Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as Exhibit 5(g) to Post-Effective
                                    Amendment No. 10 to Registrant's
                                    Registration Statement on Form N-1A.

                           (5i) Advisory Agreement between the Registrant (for the International Fixed Income Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993 filed, as Exhibit 5(i) to Post-Effective
                                    Amendment No. 10 to Registrant's
                                    Registration Statement on Form N-1A.

                           (5j) Advisory Agreement between the Registrant (for the International Fixed Income-Hedged Portfolio) and Fischer Francis Trees & Watts, Inc., dated February 18, 1993, filed as Exhibit 5(j) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                           (5l)     Sub-Advisory Agreement (for the
                                    International Fixed Income Portfolio)
                                    between Fischer Francis Trees & Watts, Inc.
                                    and Fischer Francis Trees & Watts, dated
                                    February 18, 1993, filed as Exhibit
                                    5(l) to Post-Effective Amendment No. 10 to
                                    Registrant's Registration Statement on Form
                                    N-1A.

                           (5m)     Sub-Advisory Agreement (for the
                                    International Fixed Income-Hedged Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated February 18, 1993, filed as Exhibit 5(m) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

                           (5n) Advisory Agreement between the Registrant (for the Mortgage Total Return
                                    Portfolio) and Fischer Francis Trees &
                                    Watts, Inc., dated January 2, 1996, filed as Exhibit 5(n) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A.

                           (5o) Advisory Agreement between the Registrant (for the Emerging Markets Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(o) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

(5p) Advisory Agreement between the Registrant (for the Inflation-Indexed Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(p) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

(5q) Advisory Agreement between the Registrant (for the Inflation-Indexed Hedged Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(q) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

(5r) Advisory Agreement between the Registrant (for the Money Market Portfolio) and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(r) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

(5s) Sub-Advisory Agreement (for the Emerging Markets Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated October 30, 1996, filed as Exhibit 5(s) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

(5t) Sub-Advisory Agreement (for the Inflation-Indexed Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated October 30, 1996, filed as Exhibit 5(t) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

(5u) Sub-Advisory Agreement (for the Inflation Indexed-Hedged Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated October 30, 1996, filed as Exhibit 5(u) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

(5v) Amendment to Management Agreement (for the Broad Market Portfolio) between the Registrant and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(v) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

(5w) Amendment to Management Agreement (for the U.S. Treasury Portfolio) between the Registrant and Fischer Francis Trees & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(w) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

(6) Distribution Agreement between the Registrant and AMT Capital Services, Inc., dated September 21, 1992, filed as Exhibit 6 to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

(6a) Distribution Agreement between the Registrant and AMT Capital Services, Inc., dated February 1, 1995 filed as Exhibit 6a to Post-Effective Amendment
No. 16 to Registrant's Registration Statement on Form N-1A.

                           (7)      Not Applicable.

                           (8) Custodian Agreement between Registrant and State Street Bank & Trust Company, dated November 21, 1989, filed as Exhibit 8 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A.

                           (8a) Custodian Agreement between Registrant and State Street Bank & Trust Company, dated October 22, 1991, filed as Exhibit 8 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                           (8b) Transfer Agency and Service Agreement between Registrant and State Street Bank & Trust Company, dated October 22, 1991, filed as Exhibit 8(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

                           (8c) Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company, dated November 27, 1992, filed as Exhibit 8(c) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.

                           (8d) Custodian Agreement between Registrant and Investors Bank & Trust Company, dated January 10, 1994, filed as Exhibit 8(d) to Post-Effective Amendment No. 13 to Registrant's Registration
                                    Statement on Form N-1A.

                           (9) Administration Agreement between the Registrant and AMT Capital Services, Inc., dated September 21, 1992, filed as Exhibit 9 to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.

                           (9a) Sales Incentive Fee Agreement between Fischer Francis Trees & Watts, Inc. and
                                    AMT Capital Services, Inc., dated September
                                    21, 1992, filed as Exhibit 9(a) to
                                    Post-Effective Amendment No. 8
                                    to Registrant's Registration Statement on
                                    Form N-1A.

                           (9b) Administration Agreement between the Registrant and AMT Capital Services, Inc., dated February 1, 1995, filed as Exhibit
                                    9b to Post-Effective Amendment No. 16 to
                                    Registrant's Registration Statement on Form
                                    N-1A.

 .                          (10)     Opinion and Consent of Counsel, dated June
                                    28, 1989, filed as Exhibit 10 to
                                    Pre-Effective Amendment No. 1 to
                                    Registrant's Registration Statement on Form
                                    N-1A.

                           (10a) Opinion and Consent of Counsel, dated December 28, 1995, filed as Exhibit 10a to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A.

                           (11) Consent of Independent Auditors (to be filed by amendment).

                           (12)     Not Applicable.

                           (13a) Purchase Agreement for Initial Capital between Registrant and Fischer Francis Trees & Watts, Inc., dated November 17, 1989, filed as Exhibit 13 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

                           (14)     Not Applicable.

                           (15)     Not Applicable.

                           (16) Performance Information Schedules (to be filed by amendment).


Item 25. Persons Controlled by or Under Common Control with  Registrant

                  None.


Item 26. Number of Holders of Securities

                  As of August __, 1998, there were __ record holders of Capital Stock of Money Market, there were__ record holders of Capital Stock of U.S. Short-Term, __ record holders of Stable Return, __ record holders of Mortgage Total Return, __ record holders of Worldwide, __ record holders of Worldwide-Hedged, __ record holders of International, __ record holders of International-Hedged, and __ record holders of Emerging Markets .


Item 27. Indemnification

                  The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Adviser

                  The business and other connections of Fischer Francis Trees & Watts, Inc. (the Investment Adviser) and Fischer Francis Trees & Watts
(the Sub-Adviser) are on the Uniform Application for Investment Adviser Registration ("Form ADV") of each as currently on file with the Commission (File Nos. 801-10577 and 801-37205, respectively) the text of which are hereby incorporated by reference.

Item 29. Principal Underwriters

(a) In addition to Registrant, AMT Capital Securities, L.L.C. currently acts as distributor to TIFF Investment Program, Inc., Holland Series Fund, Inc., SAMCO Fund, Inc. and Harding, Loevner Funds, Inc. AMT Capital Securities, L.L.C. is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.

  (b) The information required by this Item 29(b) with respect to each director, officer or partner of AMT Capital Securities, L.L.C. is incorporated herein by reference to Schedule A of Form BD filed by AMT Capital Securities, L.L.C. pursuant to the Securities Act of 1934 (SEC File No.8-______).

  (c)  Not applicable.


Item 30. Location of Accounts and Records

                  All accounts, book and other documents required to be maintained by Section 31(a) of an Investment Company Act of 1940 and the Rules (17 CFR 270.32a-l to 3la-3) promulgated thereunder will be maintained by the following:

                  Accounting and Custodial Records - Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537.

                  Dividend Disbursing Agent and Transfer Agent - Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537.

                  Balance of Accounts and Records: Investors Capital Services, Inc., 600 Fifth Avenue, 26th Floor, New York, New York 10020 and Fischer Francis Trees & Watts, Inc., 200 Park Avenue, 46th Floor, New York,
New York  10166.


Item 31. Management Services

                  None.


Item 32. Undertakings

                  The Registrant undertakes to file a post-effective amendment with financial statements for the Mortgage LIBOR, Asset-Backed, High Yield, Enhanced Index, U.S. Corporate, Broad Market, U.S. Treasury, International Opportunities, International Corporate, Global High Yield, Inflation-Indexed Portfolio and Inflation-Indexed Hedged Portfolio within four to six months of their respective commencement dates of operation.


         SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 26th day of June, 1998.

                                                     FFTW FUNDS, INC.


                                                     By   \s\ Onder John Olcay
                                                      Onder John Olcay
                                                      President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title             Date

\s\  Stephen P. Casper                      Director          June 26, 1998
Stephen P. Casper

 \s\ Onder John Olcay               Chairman of the Board,    June 26, 1998
Onder John Olcay                    President

 \s\ John C Head III                        Director          June 26, 1998
John C Head III

 \s\ Lawrence B. Krause                     Director          June 26, 1998
Lawrence B. Krause


 \s\ William E. Vastardis                   Treasurer         June 26, 1998
William E. Vastardis



         EXHIBIT INDEX


Exhibit No.

         None